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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-05460

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Address of principal executive offices) (Zip code)

Sheri Morris 11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(713) 626-1919

Date of fiscal year end:	8/31

Date of reporting period:	2/28/17

Item 1. Report to Stockholders.

Semiannual Report to Shareholders	February 28, 2017
Investor Class
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)
Premier Portfolio
Premier U.S. Government Money Portfolio
Premier Tax-Exempt Portfolio

2	Fund Data
3	Letters to Shareholders
4	Schedule of Investments
17	Financial Statements
19	Notes to Financial Statements
26	Financial Highlights
27	Fund Expenses

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of February 28, 2017, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Data

Investor Class data as of 2/28/17
FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS

	Range During Reporting Period	At Reporting Period End	At Reporting Period End
Premier[1]	1 - 25 days	22 days	49 days	$31.1 million
Premier U.S. Government Money[2]	25 - 52 days	38 days	104 days	37.2 million
Premier Tax-Exempt[3]	6 - 8 days	6 days	6 days	10.6 million

Weighted average maturity (WAM) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

    Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

1	You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
2	You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
3	You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Investor Class shares of each Fund are offered only to certain grandfathered investors. See each Fund’s prospectus for more information.

2	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

Money market investors cheered when the US Federal Reserve (the Fed) unanimously raised its federal funds target rate in December 2016 – just the second increase since 2006. The Fed raised this key rate from a range of 0.25% to 0.50% to a range of 0.50% to 0.75%.[1]

    The Fed’s decision was based on evidence of a strengthening US economy – specifically, a stronger labor market and inflation moving closer to the Fed’s target levels. Fed-watchers suggested that a strengthening US economy, as well as the proposed spending, tax and regulatory policies of the Trump administration, could cause the Fed to accelerate future interest rate hikes. Raising rates sooner rather than later would provide the Fed with greater dexterity to respond to higher-than-projected economic growth in the future.

    At the close of the reporting period, most major global economies continued to maintain interest rates at, near or below zero in an effort to fuel inflation and spur economic growth. Many major central banks, including the European Central Bank, the Bank of England and the Bank of Japan, all cut rates during 2016.

    During the reporting period, the US money market fund industry fully implemented reform measures in October that had been announced by the US Securities and Exchange Commission in 2014. Invesco is pleased to report that we successfully implemented required money market reform policies on October 12, 2016.

    For Invesco’s money market fund professionals, safety is of paramount importance in the investment process. Their conservative investment philosophy has always focused on providing principal preservation, liquidity, and return – in that order – to our money market fund investors. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

1	Source: US Federal Reserve

3	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments

February 28, 2017

(Unaudited)

Premier Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper–36.30%(a)
Asset-Backed Securities — Consumer Receivables–1.02%
Old Line Funding, LLC(b)(c)	1.23%	05/03/2017	$7,000	$7,000,000

Asset-Backed Securities — Fully Supported–7.69%
Bennington Stark Capital Co., LLC (CEP–Societe Generale S.A.)(b)(d)	0.90%	03/06/2017	16,000	15,998,000
Bennington Stark Capital Co., LLC (CEP–Societe Generale S.A.)(b)(d)	1.15%	04/07/2017	8,000	7,990,544
Kells Funding LLC (CEP–FMS Wertmanagement)(d)	1.10%	05/24/2017	7,000	6,982,033
Kells Funding LLC (CEP–FMS Wertmanagement)(b)(c)(d)	1.13%	05/02/2017	10,000	9,999,948
Ridgefield Funding Co. LLC (CEP–BNP Paribas S.A.)(b)(d)	1.13%	03/15/2017	7,000	6,996,924
Ridgefield Funding Co. LLC (CEP–BNP Paribas S.A.)(b)(d)	1.43%	07/05/2017	5,000	4,975,150
				52,942,599

Asset-Backed Securities — Fully Supported Bank–12.35%
Anglesea Funding LLC (Multi–CEP’s)(b)(d)	0.93%	04/10/2017	10,000	9,989,667
Anglesea Funding LLC (Multi–CEP’s)(b)(d)	1.10%	04/03/2017	5,000	4,994,958
Cancara Asset Securitisation LLC (CEP–Lloyds Bank LLC)(d)	1.10%	04/07/2017	8,000	7,990,956
Collateralized Commercial Paper II Co., LLC (CEP–JPMorgan Securities LLC)(c)	1.37%	08/10/2017	7,000	7,000,000
Ebury Finance LLC (Multi–CEP’s)(b)(d)	0.70%	03/01/2017	7,500	7,500,000
Institutional Secured Funding Ltd. (Multi–CEP’s)(b)(d)	0.90%	03/06/2017	10,000	9,998,750
Matchpoint Finance PLC (CEP–BNP Paribas S.A.)(b)(d)	0.95%	03/09/2017	7,000	6,998,522
Regency Markets No. 1 LLC (CEP–HSBC Bank PLC)(b)(d)	0.80%	03/28/2017	10,000	9,994,000
Working Capital Management Co., L.P. (CEP–Mizuho Bank, Ltd.)(b)(d)	0.82%	03/23/2017	6,500	6,496,743
Working Capital Management Co., L.P. (CEP–Mizuho Bank, Ltd.)(b)(d)	0.94%	03/17/2017	14,000	13,994,151
				84,957,747

Asset-Backed Securities — Multi-Purpose–1.01%
CRC Funding, LLC(b)	1.07%	03/21/2017	1,965	1,963,832
Versailles Commercial Paper LLC(b)	0.91%	03/20/2017	5,000	4,997,599
				6,961,431

Consumer Finance–1.02%
Toyota Motor Credit Corp.(c)(d)	1.29%	07/26/2017	7,000	7,000,000

Diversified Banks–11.91%
Bank of Nova Scotia(b)(d)	1.08%	04/13/2017	7,000	6,990,970
BPCE S.A.(b)(d)	1.21%	05/09/2017	9,000	8,979,128
Canadian Imperial Bank of Commerce(b)(c)(d)	1.21%	08/04/2017	9,000	9,000,000
Commonwealth Bank of Australia(b)(c)(d)	1.28%	08/17/2017	7,000	7,000,000
DZ Bank AG Deutsche Zentral-Genossenschaftsbank(b)(c)(d)	1.15%	06/08/2017	5,000	5,000,000
Erste Abwicklungsanstalt(b)(c)(d)	1.12%	03/10/2017	5,000	5,000,000
Erste Abwicklungsanstalt(b)(c)(d)	1.13%	03/21/2017	7,000	7,000,000
National Bank of Abu Dhabi PJSC(b)(d)	0.76%	03/07/2017	10,000	9,998,733
NRW Bank(b)(d)	1.00%	04/03/2017	5,000	4,995,417
NRW Bank(b)(d)	1.05%	04/07/2017	5,000	4,994,604
NRW Bank(b)(d)	1.05%	04/18/2017	6,000	5,991,600
Westpac Banking Corp.(b)(c)(d)	1.18%	04/27/2017	7,000	7,000,012
				81,950,464

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         AIM  Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Other Diversified Financial Services–0.72%
Ontario Teacher’s Finance Trust(b)(d)	1.26%	08/11/2017	$5,000	$4,971,701

Specialized Finance–0.58%
CDP Financial Inc.(d)	0.96%	04/05/2017	4,000	3,996,267
Total Commercial Paper (Cost $249,780,209)				249,780,209

Certificates of Deposit–20.67%
Australia & New Zealand Banking Group, Ltd.(b)(d)	0.58%	03/01/2017	30,000	30,000,000
Bank of Montreal(c)(d)	1.38%	11/03/2017	7,000	7,000,000
Bank of Nova Scotia(c)(d)	1.38%	11/03/2017	7,000	7,000,000
Canadian Imperial Bank of Commerce(c)(d)	1.23%	07/21/2017	6,000	6,000,000
Citibank, N.A.	1.30%	07/07/2017	9,000	9,000,000
Dexia Credit Local S.A.(c)(d)	1.18%	08/16/2017	11,000	11,000,000
DZ Bank AG Deutsche Zentral-Genossenschaftsbank(c)(d)	1.46%	10/25/2017	4,000	4,000,000
KBC Bank N.V.(d)	1.05%	03/06/2017	10,000	10,000,000
Norinchukin Bank (The)(b)(d)	0.94%	03/14/2017	4,200	4,200,059
Norinchukin Bank (The)(b)(d)	1.03%	05/16/2017	8,000	8,000,165
Norinchukin Bank (The)(b)(d)	1.22%	03/27/2017	6,000	6,001,327
Royal Bank of Canada(c)(d)	1.29%	12/19/2017	5,000	5,000,000
Svenska Handelsbanken AB(c)(d)	1.29%	08/01/2017	7,000	7,000,000
Toronto-Dominion Bank (The)(d)	1.08%	03/21/2017	5,000	5,000,000
Toronto-Dominion Bank (The)(c)(d)	1.29%	08/18/2017	5,000	5,000,000
UBS AG(c)(d)	1.39%	08/02/2017	7,000	7,000,000
Wells Fargo Bank, N.A.(c)	1.32%	01/19/2018	5,000	5,000,000
Westpac Banking Corp.(c)(d)	1.28%	01/05/2018	6,000	6,000,000
Total Certificates of Deposit (Cost $142,201,551)				142,201,551

Variable Rate Demand Notes–18.25%(e)
Credit Enhanced–18.25%
California (State of) Infrastructure & Economic Development Bank (Traditional Baking Inc.); Series 2003, VRD IDR (LOC–U.S. Bank, N.A.)(f)	0.72%	08/01/2028	895	895,000
Columbus (City of), Ohio Regional Airport Authority (FlightSafety International Inc.); Series 2015 A, VRD RB (CEP–Berkshire Hathaway Inc.)	0.68%	04/01/2035	8,000	8,000,000
Derry (Township of), Pennsylvania Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC–PNC Bank, N.A.)(f)	0.73%	11/01/2030	1,895	1,895,000
EagleBend Affordable Housing Corp.; Series 2006 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(f)	0.66%	07/01/2021	1,570	1,570,000
Federal Home Loan Mortgage Corp.; Series M028, Class A, VRD MFH Ctfs.	0.65%	09/15/2024	8,375	8,375,000
Gary Chicago International Airport Authority (Gary Jet Center); Series 2011, VRD Special Purpose Facility RB (LOC–BMO Harris Bank N.A.)(f)	0.70%	05/01/2036	6,765	6,765,000
Hart Family Holdings LLC; Series 2011, VRD Taxable Option Notes (LOC–FHLB of Dallas)(f)	0.75%	12/01/2031	11,485	11,485,000
Huntington (City of), Indiana (Huntington University Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC–Wells Fargo Bank, N.A.)(f)	0.72%	08/01/2037	2,149	2,149,000
Illinois (State of) Finance Authority (The Catherine Cook School); Series 2007, VRD RB (LOC–Northern Trust Co. (The))(f)	0.71%	01/01/2037	4,270	4,270,000
Indiana (State of) Finance Authority (Ispat Inland Inc.); Series 2005, Ref. VRD Environmental Improvement RB (LOC–Rabobank Nederland)(d)(f)	0.70%	06/01/2035	1,967	1,967,000
Jets Stadium Development, LLC; Series 2007 A-4, VRD Project RB (LOC–Sumitomo Mitsui Banking Corp.)(b)(d)(f)	0.74%	04/01/2047	24,200	24,200,000
Jets Stadium Development, LLC; Series 2014 A-4B, VRD Bonds (LOC–Sumitomo Mitsui Banking Corp.)(b)(d)(f)	0.74%	04/01/2047	4,000	4,000,000
Knox (City of), Indiana (J.W. Hicks, Inc.); Series 2005 A, VRD Economic Development RB (LOC–BMO Harris Bank N.A.)(f)	0.70%	03/01/2022	760	760,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         AIM  Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
La Porte (City of), Indiana (Alpha Baking Co., Inc.); Series 2001, Ref. VRD Economic Development RB (LOC–BMO Harris Bank N.A.)(f)	0.70%	11/01/2018	$2,130	$2,130,000
Marion (County of), Oregon Housing Authority (Residence at Marion Estates); Series 1997, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.70%	07/01/2027	1,380	1,380,000
Mobile (City of), Alabama Downtown Redevelopment Authority (Austal USA, LLC); Series 2011 A, VRD Gulf Opportunity Zone RB (LOC–Bank of America, N.A.)(b)(f)	0.66%	05/01/2041	1,820	1,820,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing) Series 2014 B, VRD RB (LOC–Bank of China Ltd.)(f)	1.19%	11/01/2049	9,000	9,000,000
North Carolina (State of) Capital Facilities Finance Agency (Roman Catholic Diocese of Charlotte); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.65%	06/01/2017	140	140,000
Pennsylvania (State of) Economic Development Financing Authority (Salem Road Properties, L.P.); Series 2007 D-1, VRD RB (LOC–PNC Bank, N.A.)(f)	0.75%	12/01/2029	600	600,000
Pinellas (County of), Florida Health Facilities Authority (Baycare Health System); Series 2009 A-2, VRD Health System RB (LOC–Northern Trust Co. (The))(f)	0.65%	11/01/2038	5,505	5,505,000
San Gabriel (City of), Texas Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.66%	04/01/2026	1,915	1,915,000
San Jose (City of), California (Sunset Square Apartments); Series 2002 E, VRD MFH RB (LOC–Citibank, N.A.)(f)	0.70%	06/01/2034	3,769	3,769,000
Sierra Vista (City of), Arizona Industrial Development Authority (Mountain Steppes Apartments); Series 2001A, Ref. VRD MFH RB (CEP–FNMA)	0.64%	06/15/2031	2,660	2,660,000
St. Paul (City of), Minnesota Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)	0.64%	10/01/2033	5,199	5,199,000
Texas (State of) Department of Housing & Community Affairs (Champions Crossing Apartments); Series 2006, Ref. VRD MFH Mortgage RB (CEP–FNMA)(b)	0.67%	09/15/2036	4,375	4,375,000
Texas (State of) Southeast Texas Housing Finance Corp. (Mansions at Moses Lake Apartments); Series 2008, VRD MFH RB (CEP–FHLMC)	0.67%	06/01/2041	6,890	6,890,000
West Shore Medical Center; Series 2001, VRD Health Facilities RB (LOC–PNC Bank, N.A.)(f)	0.66%	04/01/2022	3,895	3,895,000
Total Variable Rate Demand Notes (Cost $125,609,000)				125,609,000

Notes–0.44%
Bank of Nova Scotia, Sr. Unsec. Global Floating Rate Notes(c)(d) (Cost $3,001,543)	1.32%	04/11/2017	3,000	3,001,543
TOTAL INVESTMENTS (excluding Repurchase Agreements)–75.66% (Cost $520,592,303)				520,592,303

			Repurchase Amount
Repurchase Agreements–24.27%(g)
Bank of Nova Scotia, agreement dated 02/28/2017, maturing value of $15,000,317 (collateralized by a foreign corporate obligation valued at $15,300,434; 1.00%; 05/13/2019)(d)	0.76%	03/01/2017	15,000,317	15,000,000
BMO Capital Markets Corp., agreement dated 02/28/2017, maturing value of $15,000,317 (collateralized by foreign corporate obligations valued at $15,750,001; 0%-2.25%; 08/01/2018-06/15/2022)(d)	0.76%	03/01/2017	15,000,317	15,000,000
Citigroup Global Markets Inc., open agreement dated 01/25/2017, maturing value of $5,500,000 (collateralized by a foreign corporate obligation valued at $5,610,000; 0%; 08/09/2017)(h)	1.54%	—	—	5,500,000
Credit Suisse Securities (USA) LLC, term agreement dated 02/22/2017, maturing value of $34,005,157 (collateralized by domestic agency mortgage-backed securities valued at $35,700,245; 0%-1.52%; 05/25/2034-09/25/2056)(d)(i)	0.78%	03/01/2017	34,005,157	34,000,000
ING Financial Markets, LLC, agreement dated 02/28/2017, maturing value of $29,000,717 (collateralized by domestic agency mortgage-backed securities valued at $31,901,007; 5.25%-10.00%; 04/01/2019-05/01/2022)(d)	0.89%	03/01/2017	29,000,717	29,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., term agreement dated 02/02/2017, maturing value of $22,500,000 (collateralized by valued at $23,625,000; 0%; 03/01/2017-02/22/2018)(c)	1.58%	05/03/2017	22,500,000	22,500,000
RBC Capital Markets, LLC, term agreement dated 02/22/2017, maturing value of $26,000,000 (collateralized by municipal obligations valued at $27,300,001; 0.64%-6.40%; 05/01/2022-05/15/2115)(c)(d)(i)	0.99%	04/21/2017	26,000,000	26,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         AIM  Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio
	Interest Rate	Maturity Date	Repurchase Amount	Value
Wells Fargo Securities, LLC, term agreement dated 02/28/2017, maturing value of $20,000,422 (collateralized by foreign corporate obligations valued at $20,400,000; 0.88%-2.25%; 04/19/2018-01/17/2023)(i)	0.76%	03/01/2017	$20,000,422	$20,000,000
Total Repurchase Agreements (Cost $167,000,000)				167,000,000
TOTAL INVESTMENTS(j)(k)–99.93% (Cost $687,592,303)				687,592,303
OTHER ASSETS LESS LIABILITIES–0.07%				450,067
NET ASSETS–100.00%				$688,042,370

Investment Abbreviations:

CEP	– Credit Enhancement Provider
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
RB	– Revenue Bonds
Ref.	– Refunding
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2017 was $299,407,504, which represented 43.52% of the Fund’s Net Assets.
(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2017.
(d)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 17.3%; Japan: 10.7%; Netherlands: 8.1%; Germany: 7.8%; France: 7.6%; Australia: 7.3%; Switzerland: 6.0%; other countries less than 5% each: 9.2%.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2017.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1H.
(h)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(i)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(j)	Also represents cost for federal income tax purposes.
(k)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy the issuer’s obligation. No concentration of any single entity was greater than 5% each.

Portfolio Composition by Maturity

In days, as of 02/28/17

1-7	50.7%
8-30	11.4
31-60	9.9
61-90	9.2
91-180	13.9
181+	4.9

The	number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 of the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         AIM  Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments

February 28, 2017

(Unaudited)

Premier U.S. Government Money Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities–33.13%
Federal Farm Credit Bank (FFCB)–4.29%
Unsec. Bonds	0.52%	03/27/2017	$15,000	$14,999,728
Unsec. Bonds(a)	0.82%	04/17/2017	17,490	17,488,405
Unsec. Bonds	0.75%	04/24/2017	10,250	10,253,009
Unsec. Bonds(a)	0.81%	05/08/2017	5,745	5,745,006
Unsec. Bonds(a)	0.82%	05/24/2017	4,315	4,315,146
Unsec. Bonds(a)	0.81%	06/05/2017	10,000	9,999,348
Unsec. Bonds(a)	0.81%	07/06/2017	20,000	19,998,226
Unsec. Bonds(a)	0.80%	07/14/2017	20,000	20,001,472
Unsec. Bonds(a)	0.80%	07/25/2017	10,000	10,001,928
Unsec. Bonds(a)	0.83%	08/10/2017	10,000	9,999,556
Unsec. Bonds(a)	0.82%	08/29/2017	2,250	2,249,718
Unsec. Bonds(a)	0.81%	10/02/2017	5,000	4,998,673
Unsec. Bonds(a)	0.84%	11/07/2017	5,000	5,000,898
Unsec. Bonds(a)	0.81%	12/08/2017	4,500	4,498,297
Unsec. Bonds(a)	0.79%	12/27/2017	8,000	7,991,386
Unsec. Bonds(a)	0.82%	01/02/2018	12,375	12,378,068
Unsec. Bonds(a)	0.80%	01/17/2018	52,500	52,482,124
Unsec. Bonds(a)	0.68%	01/22/2018	25,000	25,000,000
Unsec. Bonds(a)	0.90%	03/02/2018	18,865	18,881,418
Unsec. Bonds(a)	0.89%	03/21/2018	5,000	5,002,420
Unsec. Bonds(a)	0.81%	03/22/2018	9,565	9,559,729
Unsec. Bonds(a)	0.82%	04/09/2018	6,200	6,196,501
Unsec. Bonds(a)	0.82%	04/16/2018	6,765	6,766,942
				283,807,998

Federal Home Loan Bank (FHLB)–24.28%
Unsec. Bonds	0.63%	04/26/2017	2,000	2,000,054
Unsec. Bonds	1.00%	06/09/2017	11,125	11,134,192
Unsec. Bonds(a)	0.83%	11/15/2017	10,000	10,000,000
Unsec. Bonds(a)	0.83%	11/17/2017	5,000	5,000,000
Unsec. Bonds(a)	0.85%	02/16/2018	10,000	10,000,000
Unsec. Bonds(a)	0.78%	03/06/2018	50,000	50,000,000
Unsec. Bonds(a)	0.78%	03/09/2018	25,000	25,000,000
Unsec. Bonds(a)	0.79%	03/14/2018	20,000	20,000,000
Unsec. Bonds(a)	0.79%	03/15/2018	25,000	25,000,000
Unsec. Bonds(a)	0.79%	03/16/2018	10,000	10,000,000
Unsec. Bonds(a)	0.77%	03/19/2018	25,000	25,000,000
Unsec. Bonds(a)	0.77%	03/19/2018	55,000	55,000,000
Unsec. Bonds(a)	0.81%	03/19/2018	55,000	54,999,727
Unsec. Bonds(a)	0.76%	04/12/2018	40,000	40,000,000
Unsec. Bonds(a)	0.77%	04/20/2018	7,000	6,999,381
Unsec. Bonds(a)	0.77%	04/23/2018	40,000	39,997,666
Unsec. Bonds(a)	0.70%	07/23/2018	56,000	56,000,000
Unsec. Disc. Notes(b)	0.55%	03/24/2017	150,000	149,947,292
Unsec. Disc. Notes(b)	0.56%	04/17/2017	10,000	9,992,689

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         AIM  Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier U.S. Government Money Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Home Loan Bank (FHLB)–(continued)
Unsec. Disc. Notes(b)	0.62%	06/02/2017	$50,000	$49,919,529
Unsec. Disc. Notes(b)	0.67%	06/14/2017	16,000	15,968,733
Unsec. Disc. Notes(b)	0.66%	06/16/2017	200,000	199,607,666
Unsec. Disc. Notes(b)	0.66%	06/21/2017	50,000	49,897,333
Unsec. Disc. Notes(b)	0.61%	07/12/2017	60,000	59,864,783
Unsec. Disc. Notes(b)	0.69%	08/25/2017	50,000	49,831,850
Unsec. Global Bonds(a)	0.80%	04/21/2017	15,000	14,999,056
Unsec. Global Bonds	4.88%	05/17/2017	4,155	4,192,260
Unsec. Global Bonds	1.00%	06/21/2017	35,765	35,797,074
Unsec. Global Bonds(a)	0.78%	08/15/2017	9,500	9,500,016
Unsec. Global Bonds(a)	0.81%	09/05/2017	20,000	20,000,058
Unsec. Global Bonds(a)	0.96%	10/27/2017	11,500	11,500,000
Unsec. Global Bonds(a)	0.96%	10/27/2017	11,500	11,500,000
Unsec. Global Bonds(a)	0.95%	11/02/2017	8,300	8,302,073
Unsec. Global Bonds(a)	0.94%	11/15/2017	9,100	9,098,227
Unsec. Global Bonds(a)	0.84%	12/05/2017	18,000	17,999,359
Unsec. Global Bonds(a)	0.69%	01/23/2018	13,000	13,000,000
Unsec. Global Bonds(a)	0.70%	01/23/2018	50,000	50,004,523
Unsec. Global Bonds(a)	0.90%	02/08/2018	4,000	4,007,105
Unsec. Global Bonds(a)	0.95%	03/08/2018	4,000	4,002,234
Unsec. Global Bonds(a)	0.82%	03/26/2018	30,000	30,000,000
Unsec. Global Bonds(a)	0.79%	04/06/2018	60,000	60,000,000
Unsec. Global Bonds(a)	0.80%	04/11/2018	250,000	250,024,210
Unsec. Global Bonds(a)	0.72%	07/12/2018	20,000	20,009,845
				1,605,096,935

Federal Home Loan Mortgage Corp. (FHLMC)–2.36%
Unsec. Global Notes	1.00%	03/08/2017	5,567	5,567,508
Unsec. Global Notes	5.00%	04/18/2017	35,000	35,202,512
Unsec. Global Notes(a)	0.78%	04/20/2017	30,275	30,272,671
Unsec. Global Notes(a)	0.82%	04/27/2017	5,000	4,999,570
Unsec. Global Notes	0.75%	05/26/2017	10,000	10,003,349
Unsec. Global Notes(a)	0.91%	07/21/2017	4,000	3,999,840
Unsec. Global Notes(a)	0.98%	01/08/2018	10,000	10,000,000
Unsec. Global Notes(a)	0.97%	03/08/2018	26,800	26,898,397
Unsec. Global Notes(a)	0.79%	07/24/2018	9,800	9,800,000
Unsec. Medium-Term Notes	0.65%	05/15/2017	2,000	2,000,304
Series M006, Class A, Taxable VRD MFH Ctfs.(a)(c)	0.85%	10/15/2045	17,309	17,308,783
				156,052,934

Federal National Mortgage Association (FNMA)–1.51%
Unsec. Global Notes	0.75%	03/14/2017	2,500	2,500,201
Unsec. Global Notes	0.75%	04/20/2017	18,470	18,473,648
Unsec. Global Notes	1.13%	04/27/2017	20,493	20,510,498
Unsec. Global Notes(a)	0.79%	09/08/2017	5,000	4,996,970
Unsec. Global Notes(a)	0.79%	10/05/2017	5,000	4,998,202
Unsec. Notes	1.00%	04/25/2017	20,000	20,012,966
Unsec. Notes(a)	0.80%	07/20/2017	5,000	4,999,619
Unsec. Notes(a)	0.78%	08/16/2017	20,000	19,998,142

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         AIM  Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier U.S. Government Money Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal National Mortgage Association (FNMA)–(continued)
Unsec. Notes(a)	0.94%	03/21/2018	$3,075	$3,084,007
				99,574,253

Overseas Private Investment Corp. (OPIC)–0.69%
Sr. Unsec. Gtd. VRD COP Bonds(a)(c)	0.69%	02/15/2028	10,000	10,000,000
Unsec. Gtd. VRD COP Bonds(a)(c)	0.72%	12/15/2019	9,936	9,936,000
Unsec. Gtd. VRD COP Bonds(a)(c)	0.69%	09/15/2020	25,800	25,800,000
				45,736,000
Total U.S. Government Sponsored Agency Securities (Cost $2,190,268,120)				2,190,268,120

U.S. Treasury Securities–16.37%
U.S. Treasury Bills–16.37%(b)
U.S. Treasury Bills	0.62%	05/25/2017	85,000	84,877,275
U.S. Treasury Bills	0.63%	05/25/2017	85,000	84,876,573
U.S. Treasury Bills	0.66%	06/15/2017	100,000	99,809,936
U.S. Treasury Bills	0.65%	06/15/2017	100,000	99,812,881
U.S. Treasury Bills	0.65%	06/22/2017	200,000	199,600,184
U.S. Treasury Bills	0.66%	06/29/2017	100,000	99,784,667
U.S. Treasury Bills	0.66%	07/06/2017	50,000	49,885,964
U.S. Treasury Bills	0.65%	07/06/2017	50,000	49,887,817
U.S. Treasury Bills	0.62%	07/13/2017	5,000	4,988,740
U.S. Treasury Bills	0.61%	07/13/2017	105,000	104,765,109
U.S. Treasury Bills	0.57%	07/20/2017	20,000	19,956,368
U.S. Treasury Bills	0.61%	07/20/2017	50,000	49,882,402
U.S. Treasury Bills	0.65%	08/17/2017	40,000	39,880,409
U.S. Treasury Bills	0.68%	08/24/2017	95,000	94,688,823
Total U.S. Treasury Securities (Cost $1,082,697,148)				1,082,697,148
TOTAL INVESTMENTS (excluding Repurchase Agreements)–49.50% (Cost $3,272,965,268)				3,272,965,268

			Repurchase Amount
Repurchase Agreements–50.49%(d)
ABN AMRO Bank N.V., joint agreement dated 02/28/2017, maturing value of $350,005,250 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $357,000,001; 0.13%-5.00%, 03/31/2017-01/01/2046)	0.54%	03/01/2017	255,833,717	255,829,880
ABN AMRO Bank N.V., term agreement dated 01/10/2017, maturing value of $65,059,656 (collateralized by U.S. Treasury obligations valued at $66,300,006; 0.38%-2.63%; 07/15/2017-07/15/2025)	0.56%	03/10/2017	65,059,656	65,000,000
Bank of Montreal, joint term agreement dated 02/10/2017, aggregate maturing value of $300,265,500 (collateralized by U.S. Treasury obligations valued at $306,000,037; 0.75%-4.25%, 01/31/2018-05/15/2044)(e)	0.54%	04/10/2017	50,044,250	50,000,000
Bank of Montreal, joint term agreement dated 02/23/2017, aggregate maturing value of $635,834,496 (collateralized by U.S. Treasury obligations valued at $647,700,025; 0.63%-3.63%, 07/31/2017-08/15/2043)(e)	0.57%	05/17/2017	100,131,417	100,000,000
BNP Paribas Securities Corp., agreement dated 02/28/2017, maturing value of $325,004,965 (collateralized by U.S. Treasury obligations valued at $332,930,818; 0.13%; 01/15/2023)	0.55%	03/01/2017	325,004,965	325,000,000
CIBC World Markets Corp., joint agreement dated 02/28/2017, aggregate maturing value of $1,350,019,500 (collateralized by U.S. Treasury obligations valued at $1,383,331,253; 0.13%-8.75%, 03/15/2017-02/15/2047)	0.52%	03/01/2017	106,994,093	106,992,548
Credit Agricole Corp. & Investment Bank, joint agreement dated 02/28/2017, aggregate maturing value of $700,010,306 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $714,000,000; 0%-4.00%, 04/24/2017-02/01/2047)	0.53%	03/01/2017	300,004,417	300,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         AIM  Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier U.S. Government Money Portfolio
	Interest Rate	Maturity Date	Repurchase Amount	Value
ING Financial Markets, LLC, term agreement dated 01/13/2017, maturing value of $65,106,167 (collateralized by domestic agency mortgage-backed securities valued at $66,300,013; 3.50%-4.00%; 05/01/2042-08/01/2046)	0.60%	04/21/2017	$65,106,167	$65,000,000
ING Financial Markets, LLC, term agreement dated 01/20/2017, maturing value of $75,104,208 (collateralized by domestic agency mortgage-backed securities valued at $76,500,331; 4.00%-4.50%; 01/01/2041-05/01/2042)	0.61%	04/12/2017	75,104,208	75,000,000
ING Financial Markets, LLC, term agreement dated 02/28/2017, maturing value of $50,000,000 (collateralized by a domestic agency mortgage-backed securities valued at $51,002,274; 3.50%; 01/01/2043-08/01/2046)(a)	0.71%	06/05/2017	50,000,000	50,000,000
ING Financial Markets, LLC, term agreement dated 02/28/2017, maturing value of $50,000,000 (collateralized by a domestic agency mortgage-backed security valued at $51,000,597; 3.50%; 01/01/2043)(a)	0.80%	08/28/2017	50,000,000	50,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., term agreement dated 02/23/2017, maturing value of $95,009,421 (collateralized by U.S. Treasury obligations valued at $96,718,501; 3.75%; 11/15/2043)(e)	0.51%	03/02/2017	95,009,421	95,000,000
Metropolitan Life Insurance Co., term agreement dated 02/28/2017, maturing value of $195,024,230 (collateralized by U.S. Treasury obligations valued at $201,014,146; 0%-4.50%; 02/15/2036-08/15/2043)(e)	0.55%	03/07/2017	195,024,230	195,003,375
RBC Capital Markets LLC, joint term agreement dated 02/15/2017, aggregate maturing value of $600,885,000 (collateralized by domestic agency mortgage-backed securities valued at $612,000,000; 0.87%-8.50%, 05/01/2017-02/20/2047)(e)	0.59%	05/16/2017	105,154,875	105,000,000
RBC Capital Markets LLC, joint term agreement dated 02/17/2017, aggregate maturing value of $500,221,667 (collateralized by domestic agency mortgage-backed securities valued at $510,000,000; 2.50%-4.00%, 02/20/2030-03/01/2047)(a)(e)	0.57%	05/18/2017	105,046,550	105,000,000
RBC Capital Markets LLC, joint term agreement dated 02/21/2017, aggregate maturing value of $500,245,417 (collateralized by domestic agency mortgage-backed securities valued at $510,000,000; 2.00%-7.50%, 04/01/2024-12/20/2064)(a)(e)	0.57%	05/22/2017	90,044,175	90,000,000
RBC Capital Markets LLC, joint term agreement dated 02/28/2017, aggregate maturing value of $1,000,000,000 (collateralized by domestic agency mortgage-backed securities valued at $1,020,000,002; 0%-7.00%, 12/25/2017-02/01/2047)(a)(e)	0.66%	05/01/2017	280,000,000	280,000,000
Societe Generale, joint agreement dated 02/28/2017, aggregate maturing value of $1,000,015,000 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $1,020,000,071; 0%-8.00%, 08/31/2017-11/20/2045)	0.54%	03/01/2017	350,005,250	350,000,000
Societe Generale, joint term agreement dated 02/09/2017, aggregate maturing value of $500,240,000 (collateralized by U.S. Treasury obligations valued at $510,000,043; 0%-8.75%, 04/30/2017-05/15/2043)(e)	0.54%	03/13/2017	65,031,200	65,000,000
Societe Generale, joint term agreement dated 02/28/2017, aggregate maturing value of $600,061,833 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $612,000,076; 0%-6.50%, 04/27/2017-06/20/2046)(e)	0.53%	03/07/2017	150,015,458	150,000,000
Sumitomo Mitsui Banking Corp., joint agreement dated 02/28/2017, aggregate maturing value of $2,000,030,000 (collateralized by domestic agency mortgage-backed securities valued at $2,040,000,646; 3.00%-3.50%, 10/20/2042-04/20/2046)	0.54%	03/01/2017	450,006,750	450,000,000
Wells Fargo Securities, LLC, term agreement dated 12/05/2016, maturing value of $10,014,178 (collateralized by domestic agency mortgage-backed securities valued at $10,200,000; 0%-2.11%; 04/25/2034-06/25/2044)	0.58%	03/03/2017	10,014,178	10,000,000
Total Repurchase Agreements (Cost $3,337,825,803)				3,337,825,803
TOTAL INVESTMENTS(f)–99.99% (Cost $6,610,791,071)				6,610,791,071
OTHER ASSETS LESS LIABILITIES–0.01%				530,644
NET ASSETS–100.00%				$6,611,321,715

Investment Abbreviations:

COP	– Certificates of Participation
Ctfs.	– Certificates
Disc.	– Discounted
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.

FNMA	– Federal National Mortgage Association
MFH	– Multi-Family Housing
Sr.	– Senior
Unsec.	– Unsecured
VRD	– Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         AIM  Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2017.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2017.
(d)	Principal amount equals value at period end. See Note 1H.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 02/28/17

1-7	46.6%
8-30	3.7
31-60	4.9
61-90	3.0
91-180	23.4
181+	18.4

The	number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 of the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         AIM  Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments

February 28, 2017

(Unaudited)

Premier Tax-Exempt Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–96.28%
Alabama–4.25%
Mobile (County of) Industrial Development Authority (SSAB Alabama Inc.); Series 2010 A, VRD Recovery Zone Facility RB (LOC–Swedbank AB)(a)(b)(c)	0.69%	07/01/2040	$2,799	$2,799,000

Arizona–4.06%
Arizona (State of) Health Facilities Authority (Banner Health); Series 2015 C, VRD RB (LOC–Bank of America, N.A.)(a)(b)	0.65%	01/01/2046	1,390	1,390,000
Maricopa (County of) Industrial Development Authority (Gran Victoria Housing LLC); Series 2000 A, VRD MFH RB (CEP–FNMA)(a)	0.66%	04/15/2030	1,120	1,120,000
Sierra Vista (City of) Industrial Development Authority (Mountain Steppes Apartments); Series 2001A, Ref. VRD MFH RB (CEP–FNMA)(a)	0.64%	06/15/2031	165	165,000
				2,675,000

California–4.61%
California (State of); Series 2004 A9, Ref. VRD Unlimited Tax GO Bonds (LOC–State Street Bank & Trust Co.)(a)(b)	0.60%	05/01/2034	1,735	1,735,000
Orange (County of) Water District; Series 2003 A, Ref. VRD COP (LOC–Citibank, N.A.)(a)(b)	0.62%	08/01/2042	1,300	1,300,000
				3,035,000

Colorado–4.80%
Boulder (County of) (Imagine!); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.72%	02/01/2031	291	291,000
Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.72%	07/01/2034	200	200,000
Colorado (State of) Health Facilities Authority (Arapahoe House); Series 2004 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.72%	04/01/2024	795	795,000
Colorado Springs (City of) (Cook Communications Ministries); Series 2002, VRD IDR (LOC–Bank of America, N.A.)(a)(b)	0.78%	03/01/2017	1,765	1,765,000
EagleBend Affordable Housing Corp.; Series 2006 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(a)(b)	0.66%	07/01/2021	110	110,000
				3,161,000

District of Columbia–0.64%
District of Columbia (American University); Series 2006 B, VRD Multimodal RB (LOC–Royal Bank of Canada)(a)(b)	0.64%	10/01/2036	420	420,000

Florida–1.24%
Jacksonville (City of) (Edward Waters College, Inc.); Series 2001, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.72%	10/01/2021	635	635,000
Pinellas (County of) HFA (Baycare Health System); Series 2009 A-2, VRD Health System RB (LOC–Northern Trust Co.(The))(a)(b)	0.65%	11/01/2038	180	180,000
				815,000

Georgia–2.57%
Atlanta (City of) Housing Authority (Villages of East Lake Phase II); Series 1999, VRD MFH RB (LOC–Bank of America, N.A.)(a)(b)(d)(e)	0.76%	01/01/2029	370	370,000
Fulton (County of) Development Authority (Friends of High Meadows, Inc.); Series 2000, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.72%	01/01/2020	23	23,000
Gainesville (City of) & Hall (County of) Development Authority (Squirrel Creek Basin); Series 2002, Ref. VRD RB (LOC–Rabobank Nederland)(a)(b)(c)(d)	0.70%	08/01/2027	1,000	1,000,000
Richmond (County of) Development Authority (St. Mary on the Hill Catholic School & Aquinas High School); Series 2000, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.72%	09/01/2020	300	300,000
				1,693,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         AIM  Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–7.78%
Illinois (State of) Finance Authority (Elmhurst College); Series 2007, VRD RB (LOC–BMO Harris Bank N.A.)(a)(b)	0.65%	02/01/2042	$1,915	$1,915,000
Illinois (State of) Finance Authority (Foundation for Safety & Health); Series 1992, VRD Safety Education RB (LOC–BMO Harris Bank N.A.)(a)(b)(e)	0.78%	10/01/2017	40	40,000
Illinois (State of) Finance Authority (Northwestern University); Subseries 2008 B, VRD RB(a)	0.62%	12/01/2046	45	45,000
Illinois (State of) Finance Authority (Radiological Society of North America, Inc.); Series 1997, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)(e)	0.80%	06/01/2017	175	175,000
Illinois (State of) Finance Authority (The Catherine Cook School); Series 2007, VRD RB (LOC–Northern Trust Co. (The))(a)(b)	0.71%	01/01/2037	900	900,000
Illinois (State of) Housing Development Authority (Danbury Court Apartments-Phase II); Series 2004 B, VRD MFH RB (LOC–FHLB of Indianapolis)(a)(b)(d)	0.79%	12/01/2039	365	365,000
Memorial Health System Obligated Group; Series 2004, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.73%	10/01/2024	1,100	1,100,000
Romeoville (Village of) (Metropolitan Industries, Inc.); Series 1997, VRD IDR (LOC–BMO Harris Bank N.A.)(a)(b)(d)	0.70%	04/01/2022	584	584,000
				5,124,000

Indiana–8.36%
Huntington (City of) (Huntington University, Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.72%	08/01/2037	1,350	1,350,000
Indiana (State of) Finance Authority (Duke Energy Indiana, Inc.); Series 2009 A-5, Ref. VRD Environmental RB (LOC–Sumitomo Mitsui Banking Corp.)(a)(b)(c)	0.57%	10/01/2040	2,000	2,000,000
Indiana (State of) Finance Authority (Ispat Inland Inc.); Series 2005, Ref. VRD Environmental Improvement RB (LOC–Rabobank Nederland)(a)(b)(c)	0.70%	06/01/2035	890	890,000
Purdue University; Series 2011 A, VRD COP(a)	0.63%	07/01/2035	1,265	1,265,000
				5,505,000

Louisiana–2.28%
East Baton Rouge (Parish of) (ExxonMobil Corp.); Series 1993, Ref. VRD PCR(a)	0.56%	03/01/2022	1,500	1,500,000

Massachusetts–1.79%
Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.64%	10/01/2038	1,180	1,180,000

Michigan–2.57%
Michigan (State of) Housing Development Authority (Berrien Woods III Apartments); Series 2000 B, VRD Limited Obligation MFH RB (LOC–FHLB of Indianapolis)(a)(b)(d)	0.80%	07/01/2032	250	250,000
Oakland University Board of Trustees; Series 2008, Ref. VRD General RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.64%	03/01/2031	1,440	1,440,000
				1,690,000

Minnesota–6.18%
Minnetonka (City of) (Minnetonka Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)(a)	0.73%	11/15/2031	1,745	1,745,000
St. Paul (City of) Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.64%	10/01/2033	2,326	2,326,000
				4,071,000

Missouri–3.03%
Missouri (State of) Development Finance Board (Kopytek Printing); Series 2010, VRD RB (LOC–FHLB of Chicago)(a)(b)	0.65%	08/01/2038	1,995	1,995,000

New Hampshire–2.92%
New Hampshire (State of) Health & Education Facilities Authority (Riverbend Community Mental Health, Inc.); Series 2008, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.64%	07/01/2038	1,925	1,925,000

New York–2.43%
New York (State of) Dormitory Authority (Samaritan Medical Center); Series 2009 B, VRD RB (LOC–HSBC Bank USA, N.A.)(a)(b)(c)	0.65%	11/01/2036	1,600	1,600,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         AIM  Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
North Carolina–3.85%
North Carolina (State of) Capital Facilities Finance Agency (Duke University); Series 1991 B, VRD RB(a)	0.60%	12/01/2021	$250	$250,000
Raleigh & Durham (Cities of) Airport Authority; Series 2008 C, Ref. VRD RB (LOC–Royal Bank of Canada)(a)(b)(c)	0.63%	05/01/2036	1,135	1,135,000
Rockingham (County of) Industrial Facilities & Pollution Control Financing Authority (Pine Hall Brick Co., Inc.); Series 2000, VRD IDR (LOC–Branch Banking & Trust Co.)(a)(b)(d)	0.71%	08/01/2020	1,150	1,150,000
				2,535,000

Ohio–1.54%
Franklin (County of) (Golf Pointe Apartments); Series 2000 B, VRD MFH RB (LOC–FHLB of Indianapolis)(a)(b)(d)(e)	0.79%	01/01/2034	200	200,000
Lorain (County of) Port Authority (St. Ignatius High School); Series 2008, VRD Educational Facilities RB (LOC–U.S. Bank, N.A.)(a)(b)	0.66%	08/02/2038	190	190,000
Montgomery (County of) (The Dayton Art Institute); Series 1996, VRD Economic Development RB (LOC–U.S. Bank, N.A.)(a)(b)	0.64%	05/01/2026	628	628,000
				1,018,000

Oregon–2.53%
Oregon (State of) Facilities Authority (PeaceHealth); Series 2008 A, Ref. VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.65%	08/01/2034	1,670	1,670,000

Pennsylvania–6.24%
Crawford (County of) Industrial Development Authority (Allegheny College); Series 2009 B, VRD College RB (LOC–PNC Bank, N.A.)(a)(b)	0.66%	11/01/2039	1,578	1,578,000
Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.66%	10/15/2025	1,365	1,365,000
Pennsylvania (State of) Economic Development Financing Authority (Greene Towne School, Inc.); Series 2000 I-1, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.77%	12/01/2025	300	300,000
Pennsylvania (State of) Economic Development Financing Authority (Moshannon Valley Economic Development Partnership, Inc.); Series 2003 A-1, VRD RB (LOC–PNC Bank, N.A.)(a)(b)(d)	0.81%	04/01/2017	50	50,000
Pennsylvania (State of) Economic Development Financing Authority (The Kingsley Association); Series 2006 B-1, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.81%	08/01/2026	200	200,000
Ridley School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(a)(b)	0.64%	11/01/2029	615	615,000
				4,108,000

South Carolina–2.47%
South Carolina (State of) Educational Facilities Authority for Private Nonprofit Institutions of Higher Learning (Morris College); Series 1997, VRD RB (LOC–Bank of America, N.A.)(a)(b)(e)	0.90%	07/01/2017	330	330,000
South Carolina (State of) Jobs-Economic Development Authority (Bon Secours Health System, Inc.); Series 2008 D, Ref. VRD RB (LOC–Bank of New York Mellon (The))(a)(b)	0.65%	11/01/2025	1,295	1,295,000
				1,625,000

Texas–13.34%
Aledo Independent School District; Series 2006 A, VRD School Building Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund Guarantee Program)(a)	0.67%	08/01/2035	1,970	1,970,000
Capital Area Housing Finance Corp. (Cypress Creek at River Bend Apartments); Series 2006, VRD MFH RB (LOC–Citibank N.A.)(a)(b)(d)	0.72%	10/01/2039	790	790,000
Houston (City of); Series G-2, GO Commercial Paper Notes	0.75%	03/14/2017	1,400	1,400,028
North Texas Tollway Authority; Series 2009 D, Ref. VRD RB (LOC–Royal Bank of Canada)(a)(b)(c)	0.64%	01/01/2049	1,915	1,915,000
Port Arthur (Port of) Navigation District (Texaco Inc.); Series 1994, Ref. VRD PCR(a)	0.57%	10/01/2024	915	915,000
San Gabriel Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.66%	04/01/2026	420	420,000
University of Texas System Board of Regents; Series 2008 B, VRD Financing System RB(a)	0.60%	08/01/2025	1,375	1,375,000
				8,785,028

Utah–2.20%
Emery (County of) (Pacificorp); Series 1994, Ref. VRD PCR (LOC–Canadian Imperial Bank of Commerce)(a)(b)(c)	0.62%	11/01/2024	1,450	1,450,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         AIM  Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
West Virginia–2.28%
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital, Inc.); Series 2008, Ref. VRD Improvement RB (LOC–Branch Banking & Trust Co.)(a)(b)	0.68%	01/01/2034	$1,500	$1,500,000

Wisconsin–0.80%
Lima (Town of) (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD Development RB (LOC–FHLB of Chicago)(a)(b)	0.68%	10/01/2042	525	525,000

Wyoming–1.52%
Sublette (County of) (Exxonmobile); Series 2014, Ref. VRD PCR(a)	0.56%	10/01/2044	1,000	1,000,000
TOTAL INVESTMENTS(f)(g)–96.28% (Cost $63,404,000)				63,404,028
OTHER ASSETS LESS LIABILITIES–3.72%				2,447,301
NET ASSETS–100.00%				$65,851,329

Investment Abbreviations:

CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association

GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds

RB	– Revenue Bonds
Ref.	– Refunding
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2017.
(b)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 6.8%; other countries less than 5% each: 12.6%.
(d)	Security subject to the alternative minimum tax.
(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2017 was $1,115,000, which represented 1.69% of the Fund’s Net Assets.
(f)	Also represents cost for federal income tax purposes.
(g)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities:	Percentage
Bank of America, N.A.	6.1%
TD Bank, N.A.	5.9
Wells Fargo Bank, N.A.	5.7
PNC Bank, N.A.	5.5
Royal Bank of Canada	5.5
Federal Home Loan Banks	5.3

Portfolio Composition by Maturity

In days, as of 02/28/17

1-7	97.8%
8-30	2.2
31-60	—
61-90	—
91-180	—
181+	—

The	number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 of the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         AIM  Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Assets and Liabilities

February 28, 2017

(Unaudited)

	Premier Portfolio	Premier U.S. Government Money Portfolio	Premier Tax-Exempt Portfolio
Assets:
Investments, at value	$520,592,303	$3,272,965,268	$63,404,028
Repurchase agreements, at value	167,000,000	3,337,825,803	—
Total investments, at value	687,592,303	6,610,791,071	63,404,028
Cash	—	—	11,713
Receivable for:
Investments sold	1,105,000	—	2,325,058
Fund shares sold	14,004	26,205	96,273
Interest	339,466	2,773,794	36,569
Investment for trustee deferred compensation and retirement plans	—	1,001	—
Other assets	195	2,675	—
Total assets	689,050,968	6,613,594,746	65,873,641

Liabilities:
Payable for:
Fund shares reacquired	120,011	303	—
Amount due custodian	489,242	—	—
Dividends	399,345	2,264,445	19,780
Accrued fees to affiliates	—	7,282	—
Accrued operating expenses	—	—	2,532
Trustee deferred compensation and retirement plans	—	1,001	—
Total liabilities	1,008,598	2,273,031	22,312
Net assets applicable to shares outstanding	$688,042,370	$6,611,321,715	$65,851,329

Net assets consist of:
Shares of beneficial interest	$687,627,878	$6,611,191,561	$65,879,880
Undistributed net investment income	134,548	106,871	166
Undistributed net realized gain (loss)	279,944	23,283	(28,745)
Net unrealized appreciation	—	—	28
	$688,042,370	$6,611,321,715	$65,851,329

Net Assets:
Investor Class	$31,071,839	$37,248,579	$10,561,373
Institutional Class	$656,930,484	$6,574,073,136	$55,289,956
Private Investment Class	$10,014	$—	$—
Personal Investment Class	$10,007	$—	$—
Reserve Class	$10,006	$—	$—
Resource Class	$10,020	$—	$—

Shares outstanding, no par value, with an unlimited number of shares authorized:
Investor Class	31,053,319	37,248,018	10,561,354
Institutional Class	656,537,070	6,573,971,944	55,289,865
Private Investment Class	10,008	—	—
Personal Investment Class	10,002	—	—
Reserve Class	10,000	—	—
Resource Class	10,014	—	—
Net asset value, offering and redemption price per share for each class	$1.00	$1.00	$1.0000
Cost of Investments	$687,592,303	$6,610,791,071	$63,404,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         AIM  Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Operations

For the six months ended February 28, 2017

(Unaudited)

	Premier Portfolio	Premier U.S. Government Money Portfolio	Premier Tax-Exempt Portfolio
Investment income:
Interest	$4,382,544	$15,000,603	$245,845
Other income	3	—	—
Total investment income	4,382,547	15,000,603	245,845

Expenses:
Advisory fees	1,805,323	7,153,841	89,710
Distribution fees:
Private Investment Class	15	—	—
Personal Investment Class	27	—	—
Reserve Class	43	—	—
Resource Class	8	—	—
Total expenses	1,805,416	7,153,841	89,710
Less: Fees waived and expenses reimbursed	(505,512)	(2,003,075)	(17,942)
Net expenses	1,299,904	5,150,766	71,768
Net investment income	3,082,643	9,849,837	174,077

Realized and unrealized gain (loss) from:
Net realized gain (loss) from Investment securities	122,154	(9,729)	—
Change in net unrealized appreciation of investment securities	—	—	28
Net increase in net assets resulting from operations	$3,204,797	$9,840,108	$174,105

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         AIM  Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Changes in Net Assets

For the six months ended February 28, 2017 and the year ended August 31, 2016

(Unaudited)

	Premier Portfolio		Premier U.S. Government Money Portfolio		Premier Tax-Exempt Portfolio
	February 28, 2017	August 31, 2016	February 28, 2017	August 31, 2016	February 28, 2017	August 31, 2016
Operations:
Net investment income	$3,082,643	$24,752,626	$9,849,837	$3,413,582	$174,077	$136,797
Net realized gain (loss)	122,154	157,791	(9,729)	33,012	—	2,006
Change in net unrealized appreciation	—	—	—	—	28	—
Net increase in net assets resulting from operations	3,204,797	24,910,417	9,840,108	3,446,594	174,105	138,803

Distributions to shareholders from net investment income:
Investor Class	(84,661)	(137,190)	(62,480)	(42,204)	(28,738)	(9,695)
Institutional Class	(2,997,948)	(24,615,436)	(9,787,388)	(3,371,380)	(161,060)	(127,382)
Private Investment Class	(11)	—	—	—	—	—
Personal Investment Class	(4)	—	—	—	—	—
Resource Class	(19)	—	—	—	—	—
Total distributions from net investment income	(3,082,643)	(24,752,626)	(9,849,868)	(3,413,584)	(189,798)	(137,077)

Share transactions–net:
Investor Class	(8,408,866)	(11,314,578)	7,161,520	7,678,876	2,784,465	(313,864)
Institutional Class	(5,685,618,501)	(362,480,667)	4,022,332,502	1,154,155,494	(74,514,319)	14,795,289
Private Investment Class	10,008	—	—	—	—	—
Personal Investment Class	10,002	—	—	—	—	—
Reserve Class	10,000	—	—	—	—	—
Resource Class	10,014	—	—	—	—	—
Net increase (decrease) in net assets resulting from share transactions	(5,693,987,343)	(373,795,245)	4,029,494,022	1,161,834,370	(71,729,854)	14,481,425
Net increase (decrease) in net assets	(5,693,865,189)	(373,637,454)	4,029,484,262	1,161,867,380	(71,745,547)	14,483,151

Net assets:
Beginning of period	6,381,907,559	6,755,545,013	2,581,837,453	1,419,970,073	137,596,876	123,113,725
End of period*	$688,042,370	$6,381,907,559	$6,611,321,715	$2,581,837,453	$65,851,329	$137,596,876
* Includes accumulated undistributed net investment income	$134,548	$134,548	$106,871	$106,902	$166	$15,887

Notes to Financial Statements

February 28, 2017

(Unaudited)

NOTE 1—Significant Accounting Policies

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of three separate portfolios, (each constituting a “Fund”). The Funds covered in this report are Premier Portfolio, Premier U.S. Government Money Portfolio and Premier Tax-Exempt Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such portfolio or class.

Premier Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity. Premier U.S. Government Money Portfolio’s investment objective is a high level of current income consistent with the preservation of capital and the maintenance of liquidity. Premier Tax-Exempt Portfolio’s investment objective is to provide tax-exempt income consistent with preservation of capital and liquidity.

Premier Portfolio currently consists of six classes of shares: Investor Class, Institutional Class, Private Investment Class, Personal Investment Class, Reserve Class and Resource Class. On September 1, 2016, Premier Portfolio began offering Private Investment Class, Personal Investment Class, Reserve Class and Resource Class shares. Premier U.S. Government Money Portfolio and Premier Tax-Exempt Portfolio currently consist of two classes

19                         AIM  Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

of shares: Investor Class and Institutional Class. Investor Class shares of the Fund are offered only to certain grandfathered investors. Each class of shares is sold at net asset value.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

On October 12, 2016, pursuant to new rules and regulations effective October 14, 2016, Premier Tax-Exempt Portfolio, an “institutional money market fund”, began to price and transact in its shares at a floating net asset value (“NAV”) reflecting the current market-based values of its portfolio securities, except as otherwise generally permitted for securities with remaining maturities of 60 days or less, which will be valued at amortized cost. These rules and regulations also require Premier Tax-Exempt Portfolio to round its NAVs to four decimal places (e.g., $1.0000).

Premier Portfolio, a “retail money market fund” as defined in Rule 2a-7 under the 1940 Act, and Premier U.S. Government Portfolio, a “government money market fund” as defined in Rule 2a-7 under the 1940 Act, continue to seek to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation.

“Retail money market funds” are required to adopt policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons. “Government money market funds” are required to invest at least 99.5% of their total assets in cash, Government Securities (as defined in the 1940 Act), and/or repurchase agreements collateralized fully by cash or Government Securities.

Premier Portfolio and Premier Tax-Exempt Portfolio may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if the Fund’s liquidity falls below required minimums or because of market conditions or other factors. The Board of Trustees has elected not to subject Premier U.S. Government Portfolio to liquidity fee and redemption gate requirements at this time, as permitted by Rule 2a-7.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.	Security Valuations — Premier Tax-Exempt Portfolio’s securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, market information from brokers and dealers, developments related to specific securities, yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Premier Portfolio and Premier U.S. Government Portfolio’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any), adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

20                         AIM  Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

E.	Federal Income Taxes — The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, each Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
G.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund’s servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
H.	Repurchase Agreements — The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.
I.	Other Risks — Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Funds may not be able to recover its investment in such issuer from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and each Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund pays an advisory fee to the Adviser at an annual rate of 0.25% of such Fund’s average daily net assets. Pursuant to the master investment advisory agreement, the Advisor bears all expenses incurred by each Fund in connection with its operations, except for (1) interest, taxes and extraordinary items such as litigation costs; (2) brokers’ commissions, issue and transfer taxes, and other costs chargeable to each Fund in connection with securities transactions to which such Fund is a party or in connection with securities owned by such Fund; and (3) other expenditures which are capitalized in accordance with generally accepted accounting principles applicable to investment companies.

Under the terms of a master sub-advisory agreement between the Adviser to each Fund other than Premier U.S. Government Money Portfolio and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Inc., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2017, to waive advisory fees equal to 0.07% of the average daily net assets of Premier Portfolio and Premier U.S. Government Money Portfolio. In addition, the Adviser has contractually agreed, through at least December 31, 2017, to waive advisory fees equal to 0.05% of the average daily net assets of Premier Tax-Exempt Portfolio.

21                         AIM  Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

For the six months ended February 28, 2017, the Adviser waived advisory fees and/or reimbursed Fund expenses in the following amounts:

Premier Portfolio	$505,490
Premier U.S. Government Money Portfolio	2,003,075
Premier Tax-Exempt Portfolio	17,942

Further, Invesco and/or Invesco Distributors, Inc. (“IDI”) voluntarily waived fees and/or reimbursed expenses in order to increase the yields of each Fund. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. Voluntary fee waivers for the six months ended February 28, 2017 are shown below:

	Investor Class	Institutional Class	Personal Investment Class	Private Investment Class	Reserve Class	Resource Class
Premier Portfolio	$—	$—	$5	$0	$17	$0
Premier U.S. Government Money Portfolio	—	—	—	—	—	—
Premier Tax-Exempt Portfolio	—	—	—	—	—	—

The Trust has entered into a master administrative services agreement with Invesco to provide accounting services to each Fund. The Trust has also entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) to provide transfer agency and shareholder services to each Fund. Invesco and IIS do not charge the Funds any fees under these agreements.

The Trust has entered into master distribution agreements with IDI to serve as the distributor for the Investor Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to Premier Portfolio’s Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.55% of the Fund’s average daily net assets of Personal Investment Class shares, 0.30% of the average daily net assets of Private Investment Class shares, 0.87% of the average daily net assets of Reserve Class shares and 0.16% of the average daily net assets of Resource Class shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended February 28, 2017, expenses incurred under the plans are shown in the Statement of Operations as Distribution fees.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of February 28, 2017, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

22                         AIM  Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 4—Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended February 28, 2017, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains/(Losses)
Premier Portfolio	$601,949,226	$359,926,470	$—
Premier U.S. Government Money Portfolio	—	—	—
Premier Tax-Exempt Portfolio	88,758,946	137,628,011	—

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Remuneration is paid to certain Trustees and Officers of the Trust. Trustees have the option to defer their compensation. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested.

Certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan. Each Fund’s allocable portion of the remuneration paid to the Trustees, including its allocable portion of the fees and benefits of the deferred compensation plan and retirement plan are paid by Invesco and not by the Trust.

NOTE 6—Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to each Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at each Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds below had a capital loss carryforward as of August 31, 2016 which expires as follows:

	Short-Term		Total*
Fund	08/31/19	Not Subject to Expiration
Premier Portfolio	$—	$—	$—
Premier U.S. Government Money Portfolio	—	—	—
Premier Tax-Exempt Portfolio	27,083	1,662	28,745

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

23                         AIM  Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 8—Share Information

Premier Portfolio

	Summary of Share Activity
	Six months ended February 28, 2017(a)		Year ended August 31, 2016
	Shares	Amount	Shares	Amount
Sold:
Investor Class	5,093,626	$5,093,626	18,963,172	$18,963,172
Institutional Class	2,286,548,158	2,286,548,158	42,238,500,196	42,238,500,196
Private Investment Class(b)	10,000	10,000	—	—
Personal Investment Class(b)	10,000	10,000	—	—
Reserve Class(b)	10,000	10,000	—	—
Resource Class(b)	10,000	10,000	—	—

Issued as reinvestment of dividends:
Investor Class	82,952	82,952	136,352	136,352
Institutional Class	1,532,704	1,532,704	4,040,010	4,040,010
Private Investment Class	8	8	—	—
Personal Investment Class	2	2	—	—
Resource Class	14	14	—	—

Reacquired:
Investor Class	(13,585,444)	(13,585,444)	(30,414,102)	(30,414,102)
Institutional Class	(7,973,699,363)	(7,973,699,363)	(42,605,020,873)	(42,605,020,873)
Net increase (decrease) in share activity	(5,693,987,343)	$(5,693,987,343)	(373,795,245)	$(373,795,245)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 83% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Commencement date of September 1, 2016 for Private Investment Class, Personal Investment Class, Reserve Class and Resource Class.

Premier U.S. Government Money Portfolio

	Summary of Share Activity
	Six months ended February 28, 2017(a)		Year ended August 31, 2016
	Shares	Amount	Shares	Amount
Sold:
Investor Class	19,776,178	$19,776,178	21,635,941	$21,635,941
Institutional Class	17,204,132,454	17,204,132,454	9,427,082,194	9,427,082,194

Issued as reinvestment of dividends:
Investor Class	62,106	62,106	42,037	42,037
Institutional Class	2,626,646	2,626,646	1,182,764	1,182,764

Reacquired:
Investor Class	(12,676,764)	(12,676,764)	(13,999,102)	(13,999,102)
Institutional Class	(13,184,426,598)	(13,184,426,598)	(8,274,109,464)	(8,274,109,464)
Net increase in share activity	4,029,494,022	$4,029,494,022	1,161,834,370	$1,161,834,370

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 78% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

24                         AIM  Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 8—Share Information—(continued)

Premier Tax-Exempt Portfolio

	Summary of Share Activity
	Six months ended February 28, 2017(a)(b)		Year ended August 31, 2016
	Shares	Amount	Shares	Amount
Sold:
Investor Class	6,800,683	$6,803,001	3,766,592	$3,766,592
Institutional Class	88,683,106	88,695,158	207,511,378	207,511,378

Issued as reinvestment of dividends:
Investor Class	28,407	28,407	9,676	9,676
Institutional Class	140,031	140,031	64,077	64,077

Reacquired:
Investor Class	(4,046,943)	(4,046,943)	(4,090,132)	(4,090,132)
Institutional Class	(163,349,508)	(163,349,508)	(192,780,166)	(192,780,166)
Net increase (decrease) in share activity	(71,744,224)	$(71,729,854)	14,481,425	$14,481,425

(a)	There are 4 entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 33% of the outstanding shares of the Fund. Additionally, there is one entity that owns 60% of the outstanding shares of the Fund. Should such shareholder redeem its shares, the Fund may be forced to sell a significant portion of its holdings. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Effective October 12, 2016, Premier Tax-Exempt Portfolio’s shares sold, reinvested, and reacquired began transacting at each class’ floating NAV per share calculated to four decimal places.

25                         AIM  Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 9—Financial Highlights

The following schedule presents financial highlights for a share of the Funds outstanding throughout the periods indicated.

Investor Class

	Net asset value, beginning of period	Net investment income(a)	Net gains on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements		Ratio of expenses to average net assets without fee waivers and/or expense reimbursements		Ratio of net investment income to average net assets
Premier Portfolio
Six months ended 02/28/17	$1.00	$0.00	$0.00	$0.00	$(0.00)	$1.00	0.32%	$31,072	0.18	%(c)	0.25	%(c)	0.43	%(c)
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	1.00	0.30	39,464	0.18		0.25		0.30
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	1.00	0.04	50,778	0.18		0.25		0.04
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	1.00	0.02	58,261	0.18		0.25		0.02
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	1.00	0.07	60,982	0.18		0.25		0.08
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	1.00	0.11	66,914	0.18		0.25		0.11
Premier U.S. Government Money Portfolio
Six months ended 02/28/17	1.00	0.00	0.00	0.00	(0.00)	1.00	0.16	37,249	0.18	(c)	0.25	(c)	0.34	(c)
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	1.00	0.17	30,088	0.17		0.25		0.18
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	1.00	0.02	22,409	0.09		0.25		0.02
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	1.00	0.01	20.088	0.07		0.25		0.02
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	1.00	0.01	23,265	0.12		0.25		0.02
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	1.00	0.02	22,736	0.11		0.25		0.02
Premier Tax-Exempt Portfolio
Six months ended 02/28/17	1.00	0.0026	0.00	0.0026	(0.0026)	1.0000	0.26	10,561	0.20	(c)	0.25	(c)	0.49	(c)
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	1.00	0.10	7,779	0.15		0.25		0.10
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	1.00	0.01	8,093	0.06		0.25		0.03
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	1.00	0.02	10,158	0.10		0.25		0.01
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	1.00	0.03	9,297	0.17		0.25		0.04
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	1.00	0.02	11,025	0.22		0.25		0.02

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(c)	Ratios are annualized and based on average daily net assets (000’s omitted) of $32,989, $37,894 and $11,000 for Premier Portfolio, Premier U.S. Government Money Portfolio and Premier Tax-Exempt Portfolio, respectively.

26                         AIM  Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Calculating your ongoing Fund expenses

Example

As a shareholder in the Investor Class, you incur ongoing costs, such as management fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2016 through February 28, 2017.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Investor Class	Beginning Account Value (09/01/16)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (02/28/17)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/17)	Expenses Paid During Period[2]
Premier Portfolio	$1,000.00	$1,003.20	$0.89	$1,023.90	$0.90	0.18%
Premier U.S. Government Money Portfolio	1,000.00	1,001.60	0.89	1,023.90	0.90	0.18
Premier Tax-Exempt Portfolio	1,000.00	1,002.60	0.99	1,023.80	1.00	0.20

[1]	The actual ending account value is based on the actual total return of the Funds for the period September 1, 2016, through February 28, 2017, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

27                         AIM  Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Explore High-Conviction Investing with Invesco

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05460 and 033-19862	Invesco Distributors, Inc.	CM-I-TST-SAR-1	04182017 1020

Semiannual Report to Shareholders	February 28, 2017
Institutional Class
AIM Treasurer’s Series Trust
(Invesco Treasurer’s Series Trust)
Premier Portfolio
Premier U.S. Government Money Portfolio
Premier Tax-Exempt Portfolio

2	Fund Data
3	Letters to Shareholders
4	Schedule of Investments
17	Financial Statements
19	Notes to Financial Statements
26	Financial Highlights
27	Fund Expenses

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of February 28, 2017, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Data

Institutional Class data as of 2/28/17
FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS

	Range During Reporting Period	At Reporting Period End	At Reporting Period End
Premier[1]	1 - 25 days	22 days	49 days	$656.9 million
Premier U.S. Government Money[2]	25 - 52 days	38 days	104 days	6.6 billion
Premier Tax-Exempt[3]	6 - 8 days	6 days	6 days	55.3 million

Weighted average maturity (WAM) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

    Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

1	You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
2	You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
3	You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

2	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

Money market investors cheered when the US Federal Reserve (the Fed) unanimously raised its federal funds target rate in December 2016 – just the second increase since 2006. The Fed raised this key rate from a range of 0.25% to 0.50% to a range of 0.50% to 0.75%.[1]

    The Fed’s decision was based on evidence of a strengthening US economy – specifically, a stronger labor market and inflation moving closer to the Fed’s target levels. Fed-watchers suggested that a strengthening US economy, as well as the proposed spending, tax and regulatory policies of the Trump administration, could cause the Fed to accelerate future interest rate hikes. Raising rates sooner rather than later would provide the Fed with greater dexterity to respond to higher-than-projected economic growth in the future.

    At the close of the reporting period, most major global economies continued to maintain interest rates at, near or below zero in an effort to fuel inflation and spur economic growth. Many major central banks, including the European Central Bank, the Bank of England and the Bank of Japan, all cut rates during 2016.

    During the reporting period, the US money market fund industry fully implemented reform measures in October that had been announced by the US Securities and Exchange Commission in 2014. Invesco is pleased to report that we successfully implemented required money market reform policies on October 12, 2016.

    For Invesco’s money market fund professionals, safety is of paramount importance in the investment process. Their conservative investment philosophy has always focused on providing principal preservation, liquidity, and return – in that order – to our money market fund investors. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

1	Source: US Federal Reserve

3	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments

February 28, 2017

(Unaudited)

Premier Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper–36.30%(a)
Asset-Backed Securities — Consumer Receivables–1.02%
Old Line Funding, LLC(b)(c)	1.23%	05/03/2017	$7,000	$7,000,000

Asset-Backed Securities — Fully Supported–7.69%
Bennington Stark Capital Co., LLC (CEP–Societe Generale S.A.)(b)(d)	0.90%	03/06/2017	16,000	15,998,000
Bennington Stark Capital Co., LLC (CEP–Societe Generale S.A.)(b)(d)	1.15%	04/07/2017	8,000	7,990,544
Kells Funding LLC (CEP–FMS Wertmanagement)(d)	1.10%	05/24/2017	7,000	6,982,033
Kells Funding LLC (CEP–FMS Wertmanagement)(b)(c)(d)	1.13%	05/02/2017	10,000	9,999,948
Ridgefield Funding Co. LLC (CEP–BNP Paribas S.A.)(b)(d)	1.13%	03/15/2017	7,000	6,996,924
Ridgefield Funding Co. LLC (CEP–BNP Paribas S.A.)(b)(d)	1.43%	07/05/2017	5,000	4,975,150
				52,942,599

Asset-Backed Securities — Fully Supported Bank–12.35%
Anglesea Funding LLC (Multi–CEP’s)(b)(d)	0.93%	04/10/2017	10,000	9,989,667
Anglesea Funding LLC (Multi–CEP’s)(b)(d)	1.10%	04/03/2017	5,000	4,994,958
Cancara Asset Securitisation LLC (CEP–Lloyds Bank LLC)(d)	1.10%	04/07/2017	8,000	7,990,956
Collateralized Commercial Paper II Co., LLC (CEP–JPMorgan Securities LLC)(c)	1.37%	08/10/2017	7,000	7,000,000
Ebury Finance LLC (Multi–CEP’s)(b)(d)	0.70%	03/01/2017	7,500	7,500,000
Institutional Secured Funding Ltd. (Multi–CEP’s)(b)(d)	0.90%	03/06/2017	10,000	9,998,750
Matchpoint Finance PLC (CEP–BNP Paribas S.A.)(b)(d)	0.95%	03/09/2017	7,000	6,998,522
Regency Markets No. 1 LLC (CEP–HSBC Bank PLC)(b)(d)	0.80%	03/28/2017	10,000	9,994,000
Working Capital Management Co., L.P. (CEP–Mizuho Bank, Ltd.)(b)(d)	0.82%	03/23/2017	6,500	6,496,743
Working Capital Management Co., L.P. (CEP–Mizuho Bank, Ltd.)(b)(d)	0.94%	03/17/2017	14,000	13,994,151
				84,957,747

Asset-Backed Securities — Multi-Purpose–1.01%
CRC Funding, LLC(b)	1.07%	03/21/2017	1,965	1,963,832
Versailles Commercial Paper LLC(b)	0.91%	03/20/2017	5,000	4,997,599
				6,961,431

Consumer Finance–1.02%
Toyota Motor Credit Corp.(c)(d)	1.29%	07/26/2017	7,000	7,000,000

Diversified Banks–11.91%
Bank of Nova Scotia(b)(d)	1.08%	04/13/2017	7,000	6,990,970
BPCE S.A.(b)(d)	1.21%	05/09/2017	9,000	8,979,128
Canadian Imperial Bank of Commerce(b)(c)(d)	1.21%	08/04/2017	9,000	9,000,000
Commonwealth Bank of Australia(b)(c)(d)	1.28%	08/17/2017	7,000	7,000,000
DZ Bank AG Deutsche Zentral-Genossenschaftsbank(b)(c)(d)	1.15%	06/08/2017	5,000	5,000,000
Erste Abwicklungsanstalt(b)(c)(d)	1.12%	03/10/2017	5,000	5,000,000
Erste Abwicklungsanstalt(b)(c)(d)	1.13%	03/21/2017	7,000	7,000,000
National Bank of Abu Dhabi PJSC(b)(d)	0.76%	03/07/2017	10,000	9,998,733
NRW Bank(b)(d)	1.00%	04/03/2017	5,000	4,995,417
NRW Bank(b)(d)	1.05%	04/07/2017	5,000	4,994,604
NRW Bank(b)(d)	1.05%	04/18/2017	6,000	5,991,600
Westpac Banking Corp.(b)(c)(d)	1.18%	04/27/2017	7,000	7,000,012
				81,950,464

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         AIM  Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Other Diversified Financial Services–0.72%
Ontario Teacher’s Finance Trust(b)(d)	1.26%	08/11/2017	$5,000	$4,971,701

Specialized Finance–0.58%
CDP Financial Inc.(d)	0.96%	04/05/2017	4,000	3,996,267
Total Commercial Paper (Cost $249,780,209)				249,780,209

Certificates of Deposit–20.67%
Australia & New Zealand Banking Group, Ltd.(b)(d)	0.58%	03/01/2017	30,000	30,000,000
Bank of Montreal(c)(d)	1.38%	11/03/2017	7,000	7,000,000
Bank of Nova Scotia(c)(d)	1.38%	11/03/2017	7,000	7,000,000
Canadian Imperial Bank of Commerce(c)(d)	1.23%	07/21/2017	6,000	6,000,000
Citibank, N.A.	1.30%	07/07/2017	9,000	9,000,000
Dexia Credit Local S.A.(c)(d)	1.18%	08/16/2017	11,000	11,000,000
DZ Bank AG Deutsche Zentral-Genossenschaftsbank(c)(d)	1.46%	10/25/2017	4,000	4,000,000
KBC Bank N.V.(d)	1.05%	03/06/2017	10,000	10,000,000
Norinchukin Bank (The)(b)(d)	0.94%	03/14/2017	4,200	4,200,059
Norinchukin Bank (The)(b)(d)	1.03%	05/16/2017	8,000	8,000,165
Norinchukin Bank (The)(b)(d)	1.22%	03/27/2017	6,000	6,001,327
Royal Bank of Canada(c)(d)	1.29%	12/19/2017	5,000	5,000,000
Svenska Handelsbanken AB(c)(d)	1.29%	08/01/2017	7,000	7,000,000
Toronto-Dominion Bank (The)(d)	1.08%	03/21/2017	5,000	5,000,000
Toronto-Dominion Bank (The)(c)(d)	1.29%	08/18/2017	5,000	5,000,000
UBS AG(c)(d)	1.39%	08/02/2017	7,000	7,000,000
Wells Fargo Bank, N.A.(c)	1.32%	01/19/2018	5,000	5,000,000
Westpac Banking Corp.(c)(d)	1.28%	01/05/2018	6,000	6,000,000
Total Certificates of Deposit (Cost $142,201,551)				142,201,551

Variable Rate Demand Notes–18.25%(e)
Credit Enhanced–18.25%
California (State of) Infrastructure & Economic Development Bank (Traditional Baking Inc.); Series 2003, VRD IDR (LOC–U.S. Bank, N.A.)(f)	0.72%	08/01/2028	895	895,000
Columbus (City of), Ohio Regional Airport Authority (FlightSafety International Inc.); Series 2015 A, VRD RB (CEP–Berkshire Hathaway Inc.)	0.68%	04/01/2035	8,000	8,000,000
Derry (Township of), Pennsylvania Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC–PNC Bank, N.A.)(f)	0.73%	11/01/2030	1,895	1,895,000
EagleBend Affordable Housing Corp.; Series 2006 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(f)	0.66%	07/01/2021	1,570	1,570,000
Federal Home Loan Mortgage Corp.; Series M028, Class A, VRD MFH Ctfs.	0.65%	09/15/2024	8,375	8,375,000
Gary Chicago International Airport Authority (Gary Jet Center); Series 2011, VRD Special Purpose Facility RB (LOC–BMO Harris Bank N.A.)(f)	0.70%	05/01/2036	6,765	6,765,000
Hart Family Holdings LLC; Series 2011, VRD Taxable Option Notes (LOC–FHLB of Dallas)(f)	0.75%	12/01/2031	11,485	11,485,000
Huntington (City of), Indiana (Huntington University Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC–Wells Fargo Bank, N.A.)(f)	0.72%	08/01/2037	2,149	2,149,000
Illinois (State of) Finance Authority (The Catherine Cook School); Series 2007, VRD RB (LOC–Northern Trust Co. (The))(f)	0.71%	01/01/2037	4,270	4,270,000
Indiana (State of) Finance Authority (Ispat Inland Inc.); Series 2005, Ref. VRD Environmental Improvement RB (LOC–Rabobank Nederland)(d)(f)	0.70%	06/01/2035	1,967	1,967,000
Jets Stadium Development, LLC; Series 2007 A-4, VRD Project RB (LOC–Sumitomo Mitsui Banking Corp.)(b)(d)(f)	0.74%	04/01/2047	24,200	24,200,000
Jets Stadium Development, LLC; Series 2014 A-4B, VRD Bonds (LOC–Sumitomo Mitsui Banking Corp.)(b)(d)(f)	0.74%	04/01/2047	4,000	4,000,000
Knox (City of), Indiana (J.W. Hicks, Inc.); Series 2005 A, VRD Economic Development RB (LOC–BMO Harris Bank N.A.)(f)	0.70%	03/01/2022	760	760,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         AIM  Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
La Porte (City of), Indiana (Alpha Baking Co., Inc.); Series 2001, Ref. VRD Economic Development RB (LOC–BMO Harris Bank N.A.)(f)	0.70%	11/01/2018	$2,130	$2,130,000
Marion (County of), Oregon Housing Authority (Residence at Marion Estates); Series 1997, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.70%	07/01/2027	1,380	1,380,000
Mobile (City of), Alabama Downtown Redevelopment Authority (Austal USA, LLC); Series 2011 A, VRD Gulf Opportunity Zone RB (LOC–Bank of America, N.A.)(b)(f)	0.66%	05/01/2041	1,820	1,820,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing) Series 2014 B, VRD RB (LOC–Bank of China Ltd.)(f)	1.19%	11/01/2049	9,000	9,000,000
North Carolina (State of) Capital Facilities Finance Agency (Roman Catholic Diocese of Charlotte); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.65%	06/01/2017	140	140,000
Pennsylvania (State of) Economic Development Financing Authority (Salem Road Properties, L.P.); Series 2007 D-1, VRD RB (LOC–PNC Bank, N.A.)(f)	0.75%	12/01/2029	600	600,000
Pinellas (County of), Florida Health Facilities Authority (Baycare Health System); Series 2009 A-2, VRD Health System RB (LOC–Northern Trust Co. (The))(f)	0.65%	11/01/2038	5,505	5,505,000
San Gabriel (City of), Texas Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.66%	04/01/2026	1,915	1,915,000
San Jose (City of), California (Sunset Square Apartments); Series 2002 E, VRD MFH RB (LOC–Citibank, N.A.)(f)	0.70%	06/01/2034	3,769	3,769,000
Sierra Vista (City of), Arizona Industrial Development Authority (Mountain Steppes Apartments); Series 2001A, Ref. VRD MFH RB (CEP–FNMA)	0.64%	06/15/2031	2,660	2,660,000
St. Paul (City of), Minnesota Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)	0.64%	10/01/2033	5,199	5,199,000
Texas (State of) Department of Housing & Community Affairs (Champions Crossing Apartments); Series 2006, Ref. VRD MFH Mortgage RB (CEP–FNMA)(b)	0.67%	09/15/2036	4,375	4,375,000
Texas (State of) Southeast Texas Housing Finance Corp. (Mansions at Moses Lake Apartments); Series 2008, VRD MFH RB (CEP–FHLMC)	0.67%	06/01/2041	6,890	6,890,000
West Shore Medical Center; Series 2001, VRD Health Facilities RB (LOC–PNC Bank, N.A.)(f)	0.66%	04/01/2022	3,895	3,895,000
Total Variable Rate Demand Notes (Cost $125,609,000)				125,609,000

Notes–0.44%
Bank of Nova Scotia, Sr. Unsec. Global Floating Rate Notes(c)(d) (Cost $3,001,543)	1.32%	04/11/2017	3,000	3,001,543
TOTAL INVESTMENTS (excluding Repurchase Agreements)–75.66% (Cost $520,592,303)				520,592,303

			Repurchase Amount
Repurchase Agreements–24.27%(g)
Bank of Nova Scotia, agreement dated 02/28/2017, maturing value of $15,000,317 (collateralized by a foreign corporate obligation valued at $15,300,434; 1.00%; 05/13/2019)(d)	0.76%	03/01/2017	15,000,317	15,000,000
BMO Capital Markets Corp., agreement dated 02/28/2017, maturing value of $15,000,317 (collateralized by foreign corporate obligations valued at $15,750,001; 0%-2.25%; 08/01/2018-06/15/2022)(d)	0.76%	03/01/2017	15,000,317	15,000,000
Citigroup Global Markets Inc., open agreement dated 01/25/2017, maturing value of $5,500,000 (collateralized by a foreign corporate obligation valued at $5,610,000; 0%; 08/09/2017)(h)	1.54%	—	—	5,500,000
Credit Suisse Securities (USA) LLC, term agreement dated 02/22/2017, maturing value of $34,005,157 (collateralized by domestic agency mortgage-backed securities valued at $35,700,245; 0%-1.52%; 05/25/2034-09/25/2056)(d)(i)	0.78%	03/01/2017	34,005,157	34,000,000
ING Financial Markets, LLC, agreement dated 02/28/2017, maturing value of $29,000,717 (collateralized by domestic agency mortgage-backed securities valued at $31,901,007; 5.25%-10.00%; 04/01/2019-05/01/2022)(d)	0.89%	03/01/2017	29,000,717	29,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., term agreement dated 02/02/2017, maturing value of $22,500,000 (collateralized by valued at $23,625,000; 0%; 03/01/2017-02/22/2018)(c)	1.58%	05/03/2017	22,500,000	22,500,000
RBC Capital Markets, LLC, term agreement dated 02/22/2017, maturing value of $26,000,000 (collateralized by municipal obligations valued at $27,300,001; 0.64%-6.40%; 05/01/2022-05/15/2115)(c)(d)(i)	0.99%	04/21/2017	26,000,000	26,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         AIM  Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio
	Interest Rate	Maturity Date	Repurchase Amount	Value
Wells Fargo Securities, LLC, term agreement dated 02/28/2017, maturing value of $20,000,422 (collateralized by foreign corporate obligations valued at $20,400,000; 0.88%-2.25%; 04/19/2018-01/17/2023)(i)	0.76%	03/01/2017	$20,000,422	$20,000,000
Total Repurchase Agreements (Cost $167,000,000)				167,000,000
TOTAL INVESTMENTS(j)(k)–99.93% (Cost $687,592,303)				687,592,303
OTHER ASSETS LESS LIABILITIES–0.07%				450,067
NET ASSETS–100.00%				$688,042,370

Investment Abbreviations:

CEP	– Credit Enhancement Provider
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
RB	– Revenue Bonds
Ref.	– Refunding
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2017 was $299,407,504, which represented 43.52% of the Fund’s Net Assets.
(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2017.
(d)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 17.3%; Japan: 10.7%; Netherlands: 8.1%; Germany: 7.8%; France: 7.6%; Australia: 7.3%; Switzerland: 6.0%; other countries less than 5% each: 9.2%.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2017.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1H.
(h)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(i)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(j)	Also represents cost for federal income tax purposes.
(k)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy the issuer’s obligation. No concentration of any single entity was greater than 5% each.

Portfolio Composition by Maturity

In days, as of 02/28/17

1-7	50.7%
8-30	11.4
31-60	9.9
61-90	9.2
91-180	13.9
181+	4.9

The	number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 of the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         AIM  Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments

February 28, 2017

(Unaudited)

Premier U.S. Government Money Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities–33.13%
Federal Farm Credit Bank (FFCB)–4.29%
Unsec. Bonds	0.52%	03/27/2017	$15,000	$14,999,728
Unsec. Bonds(a)	0.82%	04/17/2017	17,490	17,488,405
Unsec. Bonds	0.75%	04/24/2017	10,250	10,253,009
Unsec. Bonds(a)	0.81%	05/08/2017	5,745	5,745,006
Unsec. Bonds(a)	0.82%	05/24/2017	4,315	4,315,146
Unsec. Bonds(a)	0.81%	06/05/2017	10,000	9,999,348
Unsec. Bonds(a)	0.81%	07/06/2017	20,000	19,998,226
Unsec. Bonds(a)	0.80%	07/14/2017	20,000	20,001,472
Unsec. Bonds(a)	0.80%	07/25/2017	10,000	10,001,928
Unsec. Bonds(a)	0.83%	08/10/2017	10,000	9,999,556
Unsec. Bonds(a)	0.82%	08/29/2017	2,250	2,249,718
Unsec. Bonds(a)	0.81%	10/02/2017	5,000	4,998,673
Unsec. Bonds(a)	0.84%	11/07/2017	5,000	5,000,898
Unsec. Bonds(a)	0.81%	12/08/2017	4,500	4,498,297
Unsec. Bonds(a)	0.79%	12/27/2017	8,000	7,991,386
Unsec. Bonds(a)	0.82%	01/02/2018	12,375	12,378,068
Unsec. Bonds(a)	0.80%	01/17/2018	52,500	52,482,124
Unsec. Bonds(a)	0.68%	01/22/2018	25,000	25,000,000
Unsec. Bonds(a)	0.90%	03/02/2018	18,865	18,881,418
Unsec. Bonds(a)	0.89%	03/21/2018	5,000	5,002,420
Unsec. Bonds(a)	0.81%	03/22/2018	9,565	9,559,729
Unsec. Bonds(a)	0.82%	04/09/2018	6,200	6,196,501
Unsec. Bonds(a)	0.82%	04/16/2018	6,765	6,766,942
				283,807,998

Federal Home Loan Bank (FHLB)–24.28%
Unsec. Bonds	0.63%	04/26/2017	2,000	2,000,054
Unsec. Bonds	1.00%	06/09/2017	11,125	11,134,192
Unsec. Bonds(a)	0.83%	11/15/2017	10,000	10,000,000
Unsec. Bonds(a)	0.83%	11/17/2017	5,000	5,000,000
Unsec. Bonds(a)	0.85%	02/16/2018	10,000	10,000,000
Unsec. Bonds(a)	0.78%	03/06/2018	50,000	50,000,000
Unsec. Bonds(a)	0.78%	03/09/2018	25,000	25,000,000
Unsec. Bonds(a)	0.79%	03/14/2018	20,000	20,000,000
Unsec. Bonds(a)	0.79%	03/15/2018	25,000	25,000,000
Unsec. Bonds(a)	0.79%	03/16/2018	10,000	10,000,000
Unsec. Bonds(a)	0.77%	03/19/2018	25,000	25,000,000
Unsec. Bonds(a)	0.77%	03/19/2018	55,000	55,000,000
Unsec. Bonds(a)	0.81%	03/19/2018	55,000	54,999,727
Unsec. Bonds(a)	0.76%	04/12/2018	40,000	40,000,000
Unsec. Bonds(a)	0.77%	04/20/2018	7,000	6,999,381
Unsec. Bonds(a)	0.77%	04/23/2018	40,000	39,997,666
Unsec. Bonds(a)	0.70%	07/23/2018	56,000	56,000,000
Unsec. Disc. Notes(b)	0.55%	03/24/2017	150,000	149,947,292
Unsec. Disc. Notes(b)	0.56%	04/17/2017	10,000	9,992,689

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         AIM  Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier U.S. Government Money Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Home Loan Bank (FHLB)–(continued)
Unsec. Disc. Notes(b)	0.62%	06/02/2017	$50,000	$49,919,529
Unsec. Disc. Notes(b)	0.67%	06/14/2017	16,000	15,968,733
Unsec. Disc. Notes(b)	0.66%	06/16/2017	200,000	199,607,666
Unsec. Disc. Notes(b)	0.66%	06/21/2017	50,000	49,897,333
Unsec. Disc. Notes(b)	0.61%	07/12/2017	60,000	59,864,783
Unsec. Disc. Notes(b)	0.69%	08/25/2017	50,000	49,831,850
Unsec. Global Bonds(a)	0.80%	04/21/2017	15,000	14,999,056
Unsec. Global Bonds	4.88%	05/17/2017	4,155	4,192,260
Unsec. Global Bonds	1.00%	06/21/2017	35,765	35,797,074
Unsec. Global Bonds(a)	0.78%	08/15/2017	9,500	9,500,016
Unsec. Global Bonds(a)	0.81%	09/05/2017	20,000	20,000,058
Unsec. Global Bonds(a)	0.96%	10/27/2017	11,500	11,500,000
Unsec. Global Bonds(a)	0.96%	10/27/2017	11,500	11,500,000
Unsec. Global Bonds(a)	0.95%	11/02/2017	8,300	8,302,073
Unsec. Global Bonds(a)	0.94%	11/15/2017	9,100	9,098,227
Unsec. Global Bonds(a)	0.84%	12/05/2017	18,000	17,999,359
Unsec. Global Bonds(a)	0.69%	01/23/2018	13,000	13,000,000
Unsec. Global Bonds(a)	0.70%	01/23/2018	50,000	50,004,523
Unsec. Global Bonds(a)	0.90%	02/08/2018	4,000	4,007,105
Unsec. Global Bonds(a)	0.95%	03/08/2018	4,000	4,002,234
Unsec. Global Bonds(a)	0.82%	03/26/2018	30,000	30,000,000
Unsec. Global Bonds(a)	0.79%	04/06/2018	60,000	60,000,000
Unsec. Global Bonds(a)	0.80%	04/11/2018	250,000	250,024,210
Unsec. Global Bonds(a)	0.72%	07/12/2018	20,000	20,009,845
				1,605,096,935

Federal Home Loan Mortgage Corp. (FHLMC)–2.36%
Unsec. Global Notes	1.00%	03/08/2017	5,567	5,567,508
Unsec. Global Notes	5.00%	04/18/2017	35,000	35,202,512
Unsec. Global Notes(a)	0.78%	04/20/2017	30,275	30,272,671
Unsec. Global Notes(a)	0.82%	04/27/2017	5,000	4,999,570
Unsec. Global Notes	0.75%	05/26/2017	10,000	10,003,349
Unsec. Global Notes(a)	0.91%	07/21/2017	4,000	3,999,840
Unsec. Global Notes(a)	0.98%	01/08/2018	10,000	10,000,000
Unsec. Global Notes(a)	0.97%	03/08/2018	26,800	26,898,397
Unsec. Global Notes(a)	0.79%	07/24/2018	9,800	9,800,000
Unsec. Medium-Term Notes	0.65%	05/15/2017	2,000	2,000,304
Series M006, Class A, Taxable VRD MFH Ctfs.(a)(c)	0.85%	10/15/2045	17,309	17,308,783
				156,052,934

Federal National Mortgage Association (FNMA)–1.51%
Unsec. Global Notes	0.75%	03/14/2017	2,500	2,500,201
Unsec. Global Notes	0.75%	04/20/2017	18,470	18,473,648
Unsec. Global Notes	1.13%	04/27/2017	20,493	20,510,498
Unsec. Global Notes(a)	0.79%	09/08/2017	5,000	4,996,970
Unsec. Global Notes(a)	0.79%	10/05/2017	5,000	4,998,202
Unsec. Notes	1.00%	04/25/2017	20,000	20,012,966
Unsec. Notes(a)	0.80%	07/20/2017	5,000	4,999,619
Unsec. Notes(a)	0.78%	08/16/2017	20,000	19,998,142

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         AIM  Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier U.S. Government Money Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal National Mortgage Association (FNMA)–(continued)
Unsec. Notes(a)	0.94%	03/21/2018	$3,075	$3,084,007
				99,574,253

Overseas Private Investment Corp. (OPIC)–0.69%
Sr. Unsec. Gtd. VRD COP Bonds(a)(c)	0.69%	02/15/2028	10,000	10,000,000
Unsec. Gtd. VRD COP Bonds(a)(c)	0.72%	12/15/2019	9,936	9,936,000
Unsec. Gtd. VRD COP Bonds(a)(c)	0.69%	09/15/2020	25,800	25,800,000
				45,736,000
Total U.S. Government Sponsored Agency Securities (Cost $2,190,268,120)				2,190,268,120

U.S. Treasury Securities–16.37%
U.S. Treasury Bills–16.37%(b)
U.S. Treasury Bills	0.62%	05/25/2017	85,000	84,877,275
U.S. Treasury Bills	0.63%	05/25/2017	85,000	84,876,573
U.S. Treasury Bills	0.66%	06/15/2017	100,000	99,809,936
U.S. Treasury Bills	0.65%	06/15/2017	100,000	99,812,881
U.S. Treasury Bills	0.65%	06/22/2017	200,000	199,600,184
U.S. Treasury Bills	0.66%	06/29/2017	100,000	99,784,667
U.S. Treasury Bills	0.66%	07/06/2017	50,000	49,885,964
U.S. Treasury Bills	0.65%	07/06/2017	50,000	49,887,817
U.S. Treasury Bills	0.62%	07/13/2017	5,000	4,988,740
U.S. Treasury Bills	0.61%	07/13/2017	105,000	104,765,109
U.S. Treasury Bills	0.57%	07/20/2017	20,000	19,956,368
U.S. Treasury Bills	0.61%	07/20/2017	50,000	49,882,402
U.S. Treasury Bills	0.65%	08/17/2017	40,000	39,880,409
U.S. Treasury Bills	0.68%	08/24/2017	95,000	94,688,823
Total U.S. Treasury Securities (Cost $1,082,697,148)				1,082,697,148
TOTAL INVESTMENTS (excluding Repurchase Agreements)–49.50% (Cost $3,272,965,268)				3,272,965,268

			Repurchase Amount
Repurchase Agreements–50.49%(d)
ABN AMRO Bank N.V., joint agreement dated 02/28/2017, maturing value of $350,005,250 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $357,000,001; 0.13%-5.00%, 03/31/2017-01/01/2046)	0.54%	03/01/2017	255,833,717	255,829,880
ABN AMRO Bank N.V., term agreement dated 01/10/2017, maturing value of $65,059,656 (collateralized by U.S. Treasury obligations valued at $66,300,006; 0.38%-2.63%; 07/15/2017-07/15/2025)	0.56%	03/10/2017	65,059,656	65,000,000
Bank of Montreal, joint term agreement dated 02/10/2017, aggregate maturing value of $300,265,500 (collateralized by U.S. Treasury obligations valued at $306,000,037; 0.75%-4.25%, 01/31/2018-05/15/2044)(e)	0.54%	04/10/2017	50,044,250	50,000,000
Bank of Montreal, joint term agreement dated 02/23/2017, aggregate maturing value of $635,834,496 (collateralized by U.S. Treasury obligations valued at $647,700,025; 0.63%-3.63%, 07/31/2017-08/15/2043)(e)	0.57%	05/17/2017	100,131,417	100,000,000
BNP Paribas Securities Corp., agreement dated 02/28/2017, maturing value of $325,004,965 (collateralized by U.S. Treasury obligations valued at $332,930,818; 0.13%; 01/15/2023)	0.55%	03/01/2017	325,004,965	325,000,000
CIBC World Markets Corp., joint agreement dated 02/28/2017, aggregate maturing value of $1,350,019,500 (collateralized by U.S. Treasury obligations valued at $1,383,331,253; 0.13%-8.75%, 03/15/2017-02/15/2047)	0.52%	03/01/2017	106,994,093	106,992,548
Credit Agricole Corp. & Investment Bank, joint agreement dated 02/28/2017, aggregate maturing value of $700,010,306 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $714,000,000; 0%-4.00%, 04/24/2017-02/01/2047)	0.53%	03/01/2017	300,004,417	300,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         AIM  Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier U.S. Government Money Portfolio
	Interest Rate	Maturity Date	Repurchase Amount	Value
ING Financial Markets, LLC, term agreement dated 01/13/2017, maturing value of $65,106,167 (collateralized by domestic agency mortgage-backed securities valued at $66,300,013; 3.50%-4.00%; 05/01/2042-08/01/2046)	0.60%	04/21/2017	$65,106,167	$65,000,000
ING Financial Markets, LLC, term agreement dated 01/20/2017, maturing value of $75,104,208 (collateralized by domestic agency mortgage-backed securities valued at $76,500,331; 4.00%-4.50%; 01/01/2041-05/01/2042)	0.61%	04/12/2017	75,104,208	75,000,000
ING Financial Markets, LLC, term agreement dated 02/28/2017, maturing value of $50,000,000 (collateralized by a domestic agency mortgage-backed securities valued at $51,002,274; 3.50%; 01/01/2043-08/01/2046)(a)	0.71%	06/05/2017	50,000,000	50,000,000
ING Financial Markets, LLC, term agreement dated 02/28/2017, maturing value of $50,000,000 (collateralized by a domestic agency mortgage-backed security valued at $51,000,597; 3.50%; 01/01/2043)(a)	0.80%	08/28/2017	50,000,000	50,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., term agreement dated 02/23/2017, maturing value of $95,009,421 (collateralized by U.S. Treasury obligations valued at $96,718,501; 3.75%; 11/15/2043)(e)	0.51%	03/02/2017	95,009,421	95,000,000
Metropolitan Life Insurance Co., term agreement dated 02/28/2017, maturing value of $195,024,230 (collateralized by U.S. Treasury obligations valued at $201,014,146; 0%-4.50%; 02/15/2036-08/15/2043)(e)	0.55%	03/07/2017	195,024,230	195,003,375
RBC Capital Markets LLC, joint term agreement dated 02/15/2017, aggregate maturing value of $600,885,000 (collateralized by domestic agency mortgage-backed securities valued at $612,000,000; 0.87%-8.50%, 05/01/2017-02/20/2047)(e)	0.59%	05/16/2017	105,154,875	105,000,000
RBC Capital Markets LLC, joint term agreement dated 02/17/2017, aggregate maturing value of $500,221,667 (collateralized by domestic agency mortgage-backed securities valued at $510,000,000; 2.50%-4.00%, 02/20/2030-03/01/2047)(a)(e)	0.57%	05/18/2017	105,046,550	105,000,000
RBC Capital Markets LLC, joint term agreement dated 02/21/2017, aggregate maturing value of $500,245,417 (collateralized by domestic agency mortgage-backed securities valued at $510,000,000; 2.00%-7.50%, 04/01/2024-12/20/2064)(a)(e)	0.57%	05/22/2017	90,044,175	90,000,000
RBC Capital Markets LLC, joint term agreement dated 02/28/2017, aggregate maturing value of $1,000,000,000 (collateralized by domestic agency mortgage-backed securities valued at $1,020,000,002; 0%-7.00%, 12/25/2017-02/01/2047)(a)(e)	0.66%	05/01/2017	280,000,000	280,000,000
Societe Generale, joint agreement dated 02/28/2017, aggregate maturing value of $1,000,015,000 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $1,020,000,071; 0%-8.00%, 08/31/2017-11/20/2045)	0.54%	03/01/2017	350,005,250	350,000,000
Societe Generale, joint term agreement dated 02/09/2017, aggregate maturing value of $500,240,000 (collateralized by U.S. Treasury obligations valued at $510,000,043; 0%-8.75%, 04/30/2017-05/15/2043)(e)	0.54%	03/13/2017	65,031,200	65,000,000
Societe Generale, joint term agreement dated 02/28/2017, aggregate maturing value of $600,061,833 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $612,000,076; 0%-6.50%, 04/27/2017-06/20/2046)(e)	0.53%	03/07/2017	150,015,458	150,000,000
Sumitomo Mitsui Banking Corp., joint agreement dated 02/28/2017, aggregate maturing value of $2,000,030,000 (collateralized by domestic agency mortgage-backed securities valued at $2,040,000,646; 3.00%-3.50%, 10/20/2042-04/20/2046)	0.54%	03/01/2017	450,006,750	450,000,000
Wells Fargo Securities, LLC, term agreement dated 12/05/2016, maturing value of $10,014,178 (collateralized by domestic agency mortgage-backed securities valued at $10,200,000; 0%-2.11%; 04/25/2034-06/25/2044)	0.58%	03/03/2017	10,014,178	10,000,000
Total Repurchase Agreements (Cost $3,337,825,803)				3,337,825,803
TOTAL INVESTMENTS(f)–99.99% (Cost $6,610,791,071)				6,610,791,071
OTHER ASSETS LESS LIABILITIES–0.01%				530,644
NET ASSETS–100.00%				$6,611,321,715

Investment Abbreviations:

COP	– Certificates of Participation
Ctfs.	– Certificates
Disc.	– Discounted
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.

FNMA	– Federal National Mortgage Association
MFH	– Multi-Family Housing
Sr.	– Senior
Unsec.	– Unsecured
VRD	– Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         AIM  Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2017.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2017.
(d)	Principal amount equals value at period end. See Note 1H.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 02/28/17

1-7	46.6%
8-30	3.7
31-60	4.9
61-90	3.0
91-180	23.4
181+	18.4

The	number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 of the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         AIM  Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments

February 28, 2017

(Unaudited)

Premier Tax-Exempt Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–96.28%
Alabama–4.25%
Mobile (County of) Industrial Development Authority (SSAB Alabama Inc.); Series 2010 A, VRD Recovery Zone Facility RB (LOC–Swedbank AB)(a)(b)(c)	0.69%	07/01/2040	$2,799	$2,799,000

Arizona–4.06%
Arizona (State of) Health Facilities Authority (Banner Health); Series 2015 C, VRD RB (LOC–Bank of America, N.A.)(a)(b)	0.65%	01/01/2046	1,390	1,390,000
Maricopa (County of) Industrial Development Authority (Gran Victoria Housing LLC); Series 2000 A, VRD MFH RB (CEP–FNMA)(a)	0.66%	04/15/2030	1,120	1,120,000
Sierra Vista (City of) Industrial Development Authority (Mountain Steppes Apartments); Series 2001A, Ref. VRD MFH RB (CEP–FNMA)(a)	0.64%	06/15/2031	165	165,000
				2,675,000

California–4.61%
California (State of); Series 2004 A9, Ref. VRD Unlimited Tax GO Bonds (LOC–State Street Bank & Trust Co.)(a)(b)	0.60%	05/01/2034	1,735	1,735,000
Orange (County of) Water District; Series 2003 A, Ref. VRD COP (LOC–Citibank, N.A.)(a)(b)	0.62%	08/01/2042	1,300	1,300,000
				3,035,000

Colorado–4.80%
Boulder (County of) (Imagine!); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.72%	02/01/2031	291	291,000
Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.72%	07/01/2034	200	200,000
Colorado (State of) Health Facilities Authority (Arapahoe House); Series 2004 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.72%	04/01/2024	795	795,000
Colorado Springs (City of) (Cook Communications Ministries); Series 2002, VRD IDR (LOC–Bank of America, N.A.)(a)(b)	0.78%	03/01/2017	1,765	1,765,000
EagleBend Affordable Housing Corp.; Series 2006 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(a)(b)	0.66%	07/01/2021	110	110,000
				3,161,000

District of Columbia–0.64%
District of Columbia (American University); Series 2006 B, VRD Multimodal RB (LOC–Royal Bank of Canada)(a)(b)	0.64%	10/01/2036	420	420,000

Florida–1.24%
Jacksonville (City of) (Edward Waters College, Inc.); Series 2001, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.72%	10/01/2021	635	635,000
Pinellas (County of) HFA (Baycare Health System); Series 2009 A-2, VRD Health System RB (LOC–Northern Trust Co.(The))(a)(b)	0.65%	11/01/2038	180	180,000
				815,000

Georgia–2.57%
Atlanta (City of) Housing Authority (Villages of East Lake Phase II); Series 1999, VRD MFH RB (LOC–Bank of America, N.A.)(a)(b)(d)(e)	0.76%	01/01/2029	370	370,000
Fulton (County of) Development Authority (Friends of High Meadows, Inc.); Series 2000, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.72%	01/01/2020	23	23,000
Gainesville (City of) & Hall (County of) Development Authority (Squirrel Creek Basin); Series 2002, Ref. VRD RB (LOC–Rabobank Nederland)(a)(b)(c)(d)	0.70%	08/01/2027	1,000	1,000,000
Richmond (County of) Development Authority (St. Mary on the Hill Catholic School & Aquinas High School); Series 2000, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.72%	09/01/2020	300	300,000
				1,693,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         AIM  Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–7.78%
Illinois (State of) Finance Authority (Elmhurst College); Series 2007, VRD RB (LOC–BMO Harris Bank N.A.)(a)(b)	0.65%	02/01/2042	$1,915	$1,915,000
Illinois (State of) Finance Authority (Foundation for Safety & Health); Series 1992, VRD Safety Education RB (LOC–BMO Harris Bank N.A.)(a)(b)(e)	0.78%	10/01/2017	40	40,000
Illinois (State of) Finance Authority (Northwestern University); Subseries 2008 B, VRD RB(a)	0.62%	12/01/2046	45	45,000
Illinois (State of) Finance Authority (Radiological Society of North America, Inc.); Series 1997, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)(e)	0.80%	06/01/2017	175	175,000
Illinois (State of) Finance Authority (The Catherine Cook School); Series 2007, VRD RB (LOC–Northern Trust Co. (The))(a)(b)	0.71%	01/01/2037	900	900,000
Illinois (State of) Housing Development Authority (Danbury Court Apartments-Phase II); Series 2004 B, VRD MFH RB (LOC–FHLB of Indianapolis)(a)(b)(d)	0.79%	12/01/2039	365	365,000
Memorial Health System Obligated Group; Series 2004, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.73%	10/01/2024	1,100	1,100,000
Romeoville (Village of) (Metropolitan Industries, Inc.); Series 1997, VRD IDR (LOC–BMO Harris Bank N.A.)(a)(b)(d)	0.70%	04/01/2022	584	584,000
				5,124,000

Indiana–8.36%
Huntington (City of) (Huntington University, Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.72%	08/01/2037	1,350	1,350,000
Indiana (State of) Finance Authority (Duke Energy Indiana, Inc.); Series 2009 A-5, Ref. VRD Environmental RB (LOC–Sumitomo Mitsui Banking Corp.)(a)(b)(c)	0.57%	10/01/2040	2,000	2,000,000
Indiana (State of) Finance Authority (Ispat Inland Inc.); Series 2005, Ref. VRD Environmental Improvement RB (LOC–Rabobank Nederland)(a)(b)(c)	0.70%	06/01/2035	890	890,000
Purdue University; Series 2011 A, VRD COP(a)	0.63%	07/01/2035	1,265	1,265,000
				5,505,000

Louisiana–2.28%
East Baton Rouge (Parish of) (ExxonMobil Corp.); Series 1993, Ref. VRD PCR(a)	0.56%	03/01/2022	1,500	1,500,000

Massachusetts–1.79%
Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.64%	10/01/2038	1,180	1,180,000

Michigan–2.57%
Michigan (State of) Housing Development Authority (Berrien Woods III Apartments); Series 2000 B, VRD Limited Obligation MFH RB (LOC–FHLB of Indianapolis)(a)(b)(d)	0.80%	07/01/2032	250	250,000
Oakland University Board of Trustees; Series 2008, Ref. VRD General RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.64%	03/01/2031	1,440	1,440,000
				1,690,000

Minnesota–6.18%
Minnetonka (City of) (Minnetonka Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)(a)	0.73%	11/15/2031	1,745	1,745,000
St. Paul (City of) Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.64%	10/01/2033	2,326	2,326,000
				4,071,000

Missouri–3.03%
Missouri (State of) Development Finance Board (Kopytek Printing); Series 2010, VRD RB (LOC–FHLB of Chicago)(a)(b)	0.65%	08/01/2038	1,995	1,995,000

New Hampshire–2.92%
New Hampshire (State of) Health & Education Facilities Authority (Riverbend Community Mental Health, Inc.); Series 2008, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.64%	07/01/2038	1,925	1,925,000

New York–2.43%
New York (State of) Dormitory Authority (Samaritan Medical Center); Series 2009 B, VRD RB (LOC–HSBC Bank USA, N.A.)(a)(b)(c)	0.65%	11/01/2036	1,600	1,600,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         AIM  Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
North Carolina–3.85%
North Carolina (State of) Capital Facilities Finance Agency (Duke University); Series 1991 B, VRD RB(a)	0.60%	12/01/2021	$250	$250,000
Raleigh & Durham (Cities of) Airport Authority; Series 2008 C, Ref. VRD RB (LOC–Royal Bank of Canada)(a)(b)(c)	0.63%	05/01/2036	1,135	1,135,000
Rockingham (County of) Industrial Facilities & Pollution Control Financing Authority (Pine Hall Brick Co., Inc.); Series 2000, VRD IDR (LOC–Branch Banking & Trust Co.)(a)(b)(d)	0.71%	08/01/2020	1,150	1,150,000
				2,535,000

Ohio–1.54%
Franklin (County of) (Golf Pointe Apartments); Series 2000 B, VRD MFH RB (LOC–FHLB of Indianapolis)(a)(b)(d)(e)	0.79%	01/01/2034	200	200,000
Lorain (County of) Port Authority (St. Ignatius High School); Series 2008, VRD Educational Facilities RB (LOC–U.S. Bank, N.A.)(a)(b)	0.66%	08/02/2038	190	190,000
Montgomery (County of) (The Dayton Art Institute); Series 1996, VRD Economic Development RB (LOC–U.S. Bank, N.A.)(a)(b)	0.64%	05/01/2026	628	628,000
				1,018,000

Oregon–2.53%
Oregon (State of) Facilities Authority (PeaceHealth); Series 2008 A, Ref. VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.65%	08/01/2034	1,670	1,670,000

Pennsylvania–6.24%
Crawford (County of) Industrial Development Authority (Allegheny College); Series 2009 B, VRD College RB (LOC–PNC Bank, N.A.)(a)(b)	0.66%	11/01/2039	1,578	1,578,000
Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.66%	10/15/2025	1,365	1,365,000
Pennsylvania (State of) Economic Development Financing Authority (Greene Towne School, Inc.); Series 2000 I-1, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.77%	12/01/2025	300	300,000
Pennsylvania (State of) Economic Development Financing Authority (Moshannon Valley Economic Development Partnership, Inc.); Series 2003 A-1, VRD RB (LOC–PNC Bank, N.A.)(a)(b)(d)	0.81%	04/01/2017	50	50,000
Pennsylvania (State of) Economic Development Financing Authority (The Kingsley Association); Series 2006 B-1, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.81%	08/01/2026	200	200,000
Ridley School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(a)(b)	0.64%	11/01/2029	615	615,000
				4,108,000

South Carolina–2.47%
South Carolina (State of) Educational Facilities Authority for Private Nonprofit Institutions of Higher Learning (Morris College); Series 1997, VRD RB (LOC–Bank of America, N.A.)(a)(b)(e)	0.90%	07/01/2017	330	330,000
South Carolina (State of) Jobs-Economic Development Authority (Bon Secours Health System, Inc.); Series 2008 D, Ref. VRD RB (LOC–Bank of New York Mellon (The))(a)(b)	0.65%	11/01/2025	1,295	1,295,000
				1,625,000

Texas–13.34%
Aledo Independent School District; Series 2006 A, VRD School Building Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund Guarantee Program)(a)	0.67%	08/01/2035	1,970	1,970,000
Capital Area Housing Finance Corp. (Cypress Creek at River Bend Apartments); Series 2006, VRD MFH RB (LOC–Citibank N.A.)(a)(b)(d)	0.72%	10/01/2039	790	790,000
Houston (City of); Series G-2, GO Commercial Paper Notes	0.75%	03/14/2017	1,400	1,400,028
North Texas Tollway Authority; Series 2009 D, Ref. VRD RB (LOC–Royal Bank of Canada)(a)(b)(c)	0.64%	01/01/2049	1,915	1,915,000
Port Arthur (Port of) Navigation District (Texaco Inc.); Series 1994, Ref. VRD PCR(a)	0.57%	10/01/2024	915	915,000
San Gabriel Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.66%	04/01/2026	420	420,000
University of Texas System Board of Regents; Series 2008 B, VRD Financing System RB(a)	0.60%	08/01/2025	1,375	1,375,000
				8,785,028

Utah–2.20%
Emery (County of) (Pacificorp); Series 1994, Ref. VRD PCR (LOC–Canadian Imperial Bank of Commerce)(a)(b)(c)	0.62%	11/01/2024	1,450	1,450,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         AIM  Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
West Virginia–2.28%
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital, Inc.); Series 2008, Ref. VRD Improvement RB (LOC–Branch Banking & Trust Co.)(a)(b)	0.68%	01/01/2034	$1,500	$1,500,000

Wisconsin–0.80%
Lima (Town of) (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD Development RB (LOC–FHLB of Chicago)(a)(b)	0.68%	10/01/2042	525	525,000

Wyoming–1.52%
Sublette (County of) (Exxonmobile); Series 2014, Ref. VRD PCR(a)	0.56%	10/01/2044	1,000	1,000,000
TOTAL INVESTMENTS(f)(g)–96.28% (Cost $63,404,000)				63,404,028
OTHER ASSETS LESS LIABILITIES–3.72%				2,447,301
NET ASSETS–100.00%				$65,851,329

Investment Abbreviations:

CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association

GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds

RB	– Revenue Bonds
Ref.	– Refunding
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2017.
(b)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 6.8%; other countries less than 5% each: 12.6%.
(d)	Security subject to the alternative minimum tax.
(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2017 was $1,115,000, which represented 1.69% of the Fund’s Net Assets.
(f)	Also represents cost for federal income tax purposes.
(g)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities:	Percentage
Bank of America, N.A.	6.1%
TD Bank, N.A.	5.9
Wells Fargo Bank, N.A.	5.7
PNC Bank, N.A.	5.5
Royal Bank of Canada	5.5
Federal Home Loan Banks	5.3

Portfolio Composition by Maturity

In days, as of 02/28/17

1-7	97.8%
8-30	2.2
31-60	—
61-90	—
91-180	—
181+	—

The	number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 of the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         AIM  Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Assets and Liabilities

February 28, 2017

(Unaudited)

	Premier Portfolio	Premier U.S. Government Money Portfolio	Premier Tax-Exempt Portfolio
Assets:
Investments, at value	$520,592,303	$3,272,965,268	$63,404,028
Repurchase agreements, at value	167,000,000	3,337,825,803	—
Total investments, at value	687,592,303	6,610,791,071	63,404,028
Cash	—	—	11,713
Receivable for:
Investments sold	1,105,000	—	2,325,058
Fund shares sold	14,004	26,205	96,273
Interest	339,466	2,773,794	36,569
Investment for trustee deferred compensation and retirement plans	—	1,001	—
Other assets	195	2,675	—
Total assets	689,050,968	6,613,594,746	65,873,641

Liabilities:
Payable for:
Fund shares reacquired	120,011	303	—
Amount due custodian	489,242	—	—
Dividends	399,345	2,264,445	19,780
Accrued fees to affiliates	—	7,282	—
Accrued operating expenses	—	—	2,532
Trustee deferred compensation and retirement plans	—	1,001	—
Total liabilities	1,008,598	2,273,031	22,312
Net assets applicable to shares outstanding	$688,042,370	$6,611,321,715	$65,851,329

Net assets consist of:
Shares of beneficial interest	$687,627,878	$6,611,191,561	$65,879,880
Undistributed net investment income	134,548	106,871	166
Undistributed net realized gain (loss)	279,944	23,283	(28,745)
Net unrealized appreciation	—	—	28
	$688,042,370	$6,611,321,715	$65,851,329

Net Assets:
Investor Class	$31,071,839	$37,248,579	$10,561,373
Institutional Class	$656,930,484	$6,574,073,136	$55,289,956
Private Investment Class	$10,014	$—	$—
Personal Investment Class	$10,007	$—	$—
Reserve Class	$10,006	$—	$—
Resource Class	$10,020	$—	$—

Shares outstanding, no par value, with an unlimited number of shares authorized:
Investor Class	31,053,319	37,248,018	10,561,354
Institutional Class	656,537,070	6,573,971,944	55,289,865
Private Investment Class	10,008	—	—
Personal Investment Class	10,002	—	—
Reserve Class	10,000	—	—
Resource Class	10,014	—	—
Net asset value, offering and redemption price per share for each class	$1.00	$1.00	$1.0000
Cost of Investments	$687,592,303	$6,610,791,071	$63,404,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         AIM  Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Operations

For the six months ended February 28, 2017

(Unaudited)

	Premier Portfolio	Premier U.S. Government Money Portfolio	Premier Tax-Exempt Portfolio
Investment income:
Interest	$4,382,544	$15,000,603	$245,845
Other income	3	—	—
Total investment income	4,382,547	15,000,603	245,845

Expenses:
Advisory fees	1,805,323	7,153,841	89,710
Distribution fees:
Private Investment Class	15	—	—
Personal Investment Class	27	—	—
Reserve Class	43	—	—
Resource Class	8	—	—
Total expenses	1,805,416	7,153,841	89,710
Less: Fees waived and expenses reimbursed	(505,512)	(2,003,075)	(17,942)
Net expenses	1,299,904	5,150,766	71,768
Net investment income	3,082,643	9,849,837	174,077

Realized and unrealized gain (loss) from:
Net realized gain (loss) from Investment securities	122,154	(9,729)	—
Change in net unrealized appreciation of investment securities	—	—	28
Net increase in net assets resulting from operations	$3,204,797	$9,840,108	$174,105

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         AIM  Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Changes in Net Assets

For the six months ended February 28, 2017 and the year ended August 31, 2016

(Unaudited)

	Premier Portfolio		Premier U.S. Government Money Portfolio		Premier Tax-Exempt Portfolio
	February 28, 2017	August 31, 2016	February 28, 2017	August 31, 2016	February 28, 2017	August 31, 2016
Operations:
Net investment income	$3,082,643	$24,752,626	$9,849,837	$3,413,582	$174,077	$136,797
Net realized gain (loss)	122,154	157,791	(9,729)	33,012	—	2,006
Change in net unrealized appreciation	—	—	—	—	28	—
Net increase in net assets resulting from operations	3,204,797	24,910,417	9,840,108	3,446,594	174,105	138,803

Distributions to shareholders from net investment income:
Investor Class	(84,661)	(137,190)	(62,480)	(42,204)	(28,738)	(9,695)
Institutional Class	(2,997,948)	(24,615,436)	(9,787,388)	(3,371,380)	(161,060)	(127,382)
Private Investment Class	(11)	—	—	—	—	—
Personal Investment Class	(4)	—	—	—	—	—
Resource Class	(19)	—	—	—	—	—
Total distributions from net investment income	(3,082,643)	(24,752,626)	(9,849,868)	(3,413,584)	(189,798)	(137,077)

Share transactions–net:
Investor Class	(8,408,866)	(11,314,578)	7,161,520	7,678,876	2,784,465	(313,864)
Institutional Class	(5,685,618,501)	(362,480,667)	4,022,332,502	1,154,155,494	(74,514,319)	14,795,289
Private Investment Class	10,008	—	—	—	—	—
Personal Investment Class	10,002	—	—	—	—	—
Reserve Class	10,000	—	—	—	—	—
Resource Class	10,014	—	—	—	—	—
Net increase (decrease) in net assets resulting from share transactions	(5,693,987,343)	(373,795,245)	4,029,494,022	1,161,834,370	(71,729,854)	14,481,425
Net increase (decrease) in net assets	(5,693,865,189)	(373,637,454)	4,029,484,262	1,161,867,380	(71,745,547)	14,483,151

Net assets:
Beginning of period	6,381,907,559	6,755,545,013	2,581,837,453	1,419,970,073	137,596,876	123,113,725
End of period*	$688,042,370	$6,381,907,559	$6,611,321,715	$2,581,837,453	$65,851,329	$137,596,876
* Includes accumulated undistributed net investment income	$134,548	$134,548	$106,871	$106,902	$166	$15,887

Notes to Financial Statements

February 28, 2017

(Unaudited)

NOTE 1—Significant Accounting Policies

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of three separate portfolios, (each constituting a “Fund”). The Funds covered in this report are Premier Portfolio, Premier U.S. Government Money Portfolio and Premier Tax-Exempt Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such portfolio or class.

Premier Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity. Premier U.S. Government Money Portfolio’s investment objective is a high level of current income consistent with the preservation of capital and the maintenance of liquidity. Premier Tax-Exempt Portfolio’s investment objective is to provide tax-exempt income consistent with preservation of capital and liquidity.

Premier Portfolio currently consists of six classes of shares: Investor Class, Institutional Class, Private Investment Class, Personal Investment Class, Reserve Class and Resource Class. On September 1, 2016, Premier Portfolio began offering Private Investment Class, Personal Investment Class, Reserve Class and Resource Class shares. Premier U.S. Government Money Portfolio and Premier Tax-Exempt Portfolio currently consist of two classes

19                         AIM  Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

of shares: Investor Class and Institutional Class. Investor Class shares of the Fund are offered only to certain grandfathered investors. Each class of shares is sold at net asset value.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

On October 12, 2016, pursuant to new rules and regulations effective October 14, 2016, Premier Tax-Exempt Portfolio, an “institutional money market fund”, began to price and transact in its shares at a floating net asset value (“NAV”) reflecting the current market-based values of its portfolio securities, except as otherwise generally permitted for securities with remaining maturities of 60 days or less, which will be valued at amortized cost. These rules and regulations also require Premier Tax-Exempt Portfolio to round its NAVs to four decimal places (e.g., $1.0000).

Premier Portfolio, a “retail money market fund” as defined in Rule 2a-7 under the 1940 Act, and Premier U.S. Government Portfolio, a “government money market fund” as defined in Rule 2a-7 under the 1940 Act, continue to seek to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation.

“Retail money market funds” are required to adopt policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons. “Government money market funds” are required to invest at least 99.5% of their total assets in cash, Government Securities (as defined in the 1940 Act), and/or repurchase agreements collateralized fully by cash or Government Securities.

Premier Portfolio and Premier Tax-Exempt Portfolio may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if the Fund’s liquidity falls below required minimums or because of market conditions or other factors. The Board of Trustees has elected not to subject Premier U.S. Government Portfolio to liquidity fee and redemption gate requirements at this time, as permitted by Rule 2a-7.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.	Security Valuations — Premier Tax-Exempt Portfolio’s securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, market information from brokers and dealers, developments related to specific securities, yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Premier Portfolio and Premier U.S. Government Portfolio’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any), adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

20                         AIM  Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

E.	Federal Income Taxes — The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, each Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
G.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund’s servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
H.	Repurchase Agreements — The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.
I.	Other Risks — Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Funds may not be able to recover its investment in such issuer from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and each Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund pays an advisory fee to the Adviser at an annual rate of 0.25% of such Fund’s average daily net assets. Pursuant to the master investment advisory agreement, the Advisor bears all expenses incurred by each Fund in connection with its operations, except for (1) interest, taxes and extraordinary items such as litigation costs; (2) brokers’ commissions, issue and transfer taxes, and other costs chargeable to each Fund in connection with securities transactions to which such Fund is a party or in connection with securities owned by such Fund; and (3) other expenditures which are capitalized in accordance with generally accepted accounting principles applicable to investment companies.

Under the terms of a master sub-advisory agreement between the Adviser to each Fund other than Premier U.S. Government Money Portfolio and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Inc., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2017, to waive advisory fees equal to 0.07% of the average daily net assets of Premier Portfolio and Premier U.S. Government Money Portfolio. In addition, the Adviser has contractually agreed, through at least December 31, 2017, to waive advisory fees equal to 0.05% of the average daily net assets of Premier Tax-Exempt Portfolio.

21                         AIM  Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

For the six months ended February 28, 2017, the Adviser waived advisory fees and/or reimbursed Fund expenses in the following amounts:

Premier Portfolio	$505,490
Premier U.S. Government Money Portfolio	2,003,075
Premier Tax-Exempt Portfolio	17,942

Further, Invesco and/or Invesco Distributors, Inc. (“IDI”) voluntarily waived fees and/or reimbursed expenses in order to increase the yields of each Fund. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. Voluntary fee waivers for the six months ended February 28, 2017 are shown below:

	Investor Class	Institutional Class	Personal Investment Class	Private Investment Class	Reserve Class	Resource Class
Premier Portfolio	$—	$—	$5	$0	$17	$0
Premier U.S. Government Money Portfolio	—	—	—	—	—	—
Premier Tax-Exempt Portfolio	—	—	—	—	—	—

The Trust has entered into a master administrative services agreement with Invesco to provide accounting services to each Fund. The Trust has also entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) to provide transfer agency and shareholder services to each Fund. Invesco and IIS do not charge the Funds any fees under these agreements.

The Trust has entered into master distribution agreements with IDI to serve as the distributor for the Investor Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to Premier Portfolio’s Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.55% of the Fund’s average daily net assets of Personal Investment Class shares, 0.30% of the average daily net assets of Private Investment Class shares, 0.87% of the average daily net assets of Reserve Class shares and 0.16% of the average daily net assets of Resource Class shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended February 28, 2017, expenses incurred under the plans are shown in the Statement of Operations as Distribution fees.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of February 28, 2017, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

22                         AIM  Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 4—Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended February 28, 2017, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains/(Losses)
Premier Portfolio	$601,949,226	$359,926,470	$—
Premier U.S. Government Money Portfolio	—	—	—
Premier Tax-Exempt Portfolio	88,758,946	137,628,011	—

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Remuneration is paid to certain Trustees and Officers of the Trust. Trustees have the option to defer their compensation. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested.

Certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan. Each Fund’s allocable portion of the remuneration paid to the Trustees, including its allocable portion of the fees and benefits of the deferred compensation plan and retirement plan are paid by Invesco and not by the Trust.

NOTE 6—Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to each Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at each Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds below had a capital loss carryforward as of August 31, 2016 which expires as follows:

	Short-Term		Total*
Fund	08/31/19	Not Subject to Expiration
Premier Portfolio	$—	$—	$—
Premier U.S. Government Money Portfolio	—	—	—
Premier Tax-Exempt Portfolio	27,083	1,662	28,745

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

23                         AIM  Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 8—Share Information

Premier Portfolio

	Summary of Share Activity
	Six months ended February 28, 2017(a)		Year ended August 31, 2016
	Shares	Amount	Shares	Amount
Sold:
Investor Class	5,093,626	$5,093,626	18,963,172	$18,963,172
Institutional Class	2,286,548,158	2,286,548,158	42,238,500,196	42,238,500,196
Private Investment Class(b)	10,000	10,000	—	—
Personal Investment Class(b)	10,000	10,000	—	—
Reserve Class(b)	10,000	10,000	—	—
Resource Class(b)	10,000	10,000	—	—

Issued as reinvestment of dividends:
Investor Class	82,952	82,952	136,352	136,352
Institutional Class	1,532,704	1,532,704	4,040,010	4,040,010
Private Investment Class	8	8	—	—
Personal Investment Class	2	2	—	—
Resource Class	14	14	—	—

Reacquired:
Investor Class	(13,585,444)	(13,585,444)	(30,414,102)	(30,414,102)
Institutional Class	(7,973,699,363)	(7,973,699,363)	(42,605,020,873)	(42,605,020,873)
Net increase (decrease) in share activity	(5,693,987,343)	$(5,693,987,343)	(373,795,245)	$(373,795,245)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 83% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Commencement date of September 1, 2016 for Private Investment Class, Personal Investment Class, Reserve Class and Resource Class.

Premier U.S. Government Money Portfolio

	Summary of Share Activity
	Six months ended February 28, 2017(a)		Year ended August 31, 2016
	Shares	Amount	Shares	Amount
Sold:
Investor Class	19,776,178	$19,776,178	21,635,941	$21,635,941
Institutional Class	17,204,132,454	17,204,132,454	9,427,082,194	9,427,082,194

Issued as reinvestment of dividends:
Investor Class	62,106	62,106	42,037	42,037
Institutional Class	2,626,646	2,626,646	1,182,764	1,182,764

Reacquired:
Investor Class	(12,676,764)	(12,676,764)	(13,999,102)	(13,999,102)
Institutional Class	(13,184,426,598)	(13,184,426,598)	(8,274,109,464)	(8,274,109,464)
Net increase in share activity	4,029,494,022	$4,029,494,022	1,161,834,370	$1,161,834,370

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 78% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

24                         AIM  Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 8—Share Information—(continued)

Premier Tax-Exempt Portfolio

	Summary of Share Activity
	Six months ended February 28, 2017(a)(b)		Year ended August 31, 2016
	Shares	Amount	Shares	Amount
Sold:
Investor Class	6,800,683	$6,803,001	3,766,592	$3,766,592
Institutional Class	88,683,106	88,695,158	207,511,378	207,511,378

Issued as reinvestment of dividends:
Investor Class	28,407	28,407	9,676	9,676
Institutional Class	140,031	140,031	64,077	64,077

Reacquired:
Investor Class	(4,046,943)	(4,046,943)	(4,090,132)	(4,090,132)
Institutional Class	(163,349,508)	(163,349,508)	(192,780,166)	(192,780,166)
Net increase (decrease) in share activity	(71,744,224)	$(71,729,854)	14,481,425	$14,481,425

(a)	There are 4 entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 33% of the outstanding shares of the Fund. Additionally, there is one entity that owns 60% of the outstanding shares of the Fund. Should such shareholder redeem its shares, the Fund may be forced to sell a significant portion of its holdings. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Effective October 12, 2016, Premier Tax-Exempt Portfolio’s shares sold, reinvested, and reacquired began transacting at each class’ floating NAV per share calculated to four decimal places.

25                         AIM  Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 9—Financial Highlights

The following schedule presents financial highlights for a share of the Funds outstanding throughout the periods indicated.

Institutional Class

	Net asset value, beginning of period	Net investment income(a)	Net gains on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses reimbursements		Ratio of expenses to average net assets without fee waivers and/or expenses reimbursements		Ratio of net investment income to average net assets
Premier Portfolio
Six months ended 02/28/17	$1.00	$0.00	$0.00	$0.00	$(0.00)	$1.00	0.32%	$656,930	0.18	%(c)	0.25	%(c)	0.43	%(c)
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	1.00	0.30	6,342,444	0.18		0.25		0.30
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	1.00	0.04	6,704,767	0.18		0.25		0.04
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	1.00	0.02	9,324,369	0.18		0.25		0.02
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	1.00	0.08	10,049,766	0.18		0.25		0.08
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	1.00	0.11	7,665,881	0.18		0.25		0.11
Premier U.S. Government Money Portfolio
Six months ended 02/28/17	1.00	0.00	0.00	0.00	(0.00)	1.00	0.16	6,574,073	0.18	(c)	0.25	(c)	0.34	(c)
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	1.00	0.17	2,551,750	0.17		0.25		0.18
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	1.00	0.02	1,397,561	0.09		0.25		0.02
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	1.00	0.01	1,380,531	0.07		0.25		0.02
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	1.00	0.02	1,146,352	0.12		0.25		0.02
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	1.00	0.02	1,509,474	0.11		0.25		0.02
Premier Tax-Exempt Portfolio
Six months ended 02/28/17	1.00	0.0026	0.0000	0.0026	(0.0026)	1.0000	0.26	55,290	0.20	(c)	0.25	(c)	0.49	(c)
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	1.00	0.10	129,818	0.15		0.25		0.10
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	1.00	0.01	115,021	0.06		0.25		0.03
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	1.00	0.02	119,884	0.10		0.25		0.01
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	1.00	0.03	158,671	0.17		0.25		0.04
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	1.00	0.02	219,811	0.22		0.25		0.02

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(c)	Ratios are annualized and based on average daily net assets (000’s omitted) of $1,423,198, $5,732,607 and $61,363 for Premier Portfolio, Premier U.S. Government Money Portfolio and Premier Tax-Exempt Portfolio, respectively.

26                         AIM  Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Calculating your ongoing Fund expenses

Example

As a shareholder in the Institutional Class, you incur ongoing costs, such as management fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2016 through February 28, 2017.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Institutional Class	Beginning Account Value (09/01/16)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (02/28/17)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/17)	Expenses Paid During Period[2]
Premier Portfolio	$1,000.00	$1,003.20	$0.89	$1,023.90	$0.90	0.18%
Premier U.S. Government Money Portfolio	1,000.00	1,001.60	0.89	1,023.90	0.90	0.18
Premier Tax-Exempt Portfolio	1,000.00	1,002.60	0.99	1,023.80	1.00	0.20

[1]	The actual ending account value is based on the actual total return of the Funds for the period September 1, 2016, through February 28, 2017, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

27                         AIM  Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-Q filings on the SEC website, sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05460 and 033-19862	Invesco Distributors, Inc.	CM-I-TST-SAR-2	04182017 1021

Semiannual Report to Shareholders	February 28, 2017
Resource Class AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) Premier Portfolio

2	Fund Data
3	Letters to Shareholders
4	Schedule of Investments
8	Financial Statements
10	Notes to Financial Statements
15	Financial Highlights
16	Fund Expenses

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of February 28, 2017, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Data

Resource Class data as of 2/28/17
FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS

	Range During Reporting Period	At Reporting Period End	At Reporting Period End
Premier	1 - 25 days	22 days	49 days	$10.0 thousand

Weighted average maturity (WAM) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

    Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

2	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

Money market investors cheered when the US Federal Reserve (the Fed) unanimously raised its federal funds target rate in December 2016 – just the second increase since 2006. The Fed raised this key rate from a range of 0.25% to 0.50% to a range of 0.50% to 0.75%.[1]

    The Fed’s decision was based on evidence of a strengthening US economy – specifically, a stronger labor market and inflation moving closer to the Fed’s target levels. Fed-watchers suggested that a strengthening US economy, as well as the proposed spending, tax and regulatory policies of the Trump administration, could cause the Fed to accelerate future interest rate hikes. Raising rates sooner rather than later would provide the Fed with greater dexterity to respond to higher-than-projected economic growth in the future.

    At the close of the reporting period, most major global economies continued to maintain interest rates at, near or below zero in an effort to fuel inflation and spur economic growth. Many major central banks, including the European Central Bank, the Bank of England and the Bank of Japan, all cut rates during 2016.

    During the reporting period, the US money market fund industry fully implemented reform measures in October that had been announced by the US Securities and Exchange Commission in 2014. Invesco is pleased to report that we successfully implemented required money market reform policies on October 12, 2016.

    For Invesco’s money market fund professionals, safety is of paramount importance in the investment process. Their conservative investment philosophy has always focused on providing principal preservation, liquidity, and return – in that order – to our money market fund investors. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

1	Source: US Federal Reserve

3	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments

February 28, 2017

(Unaudited)

Premier Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper–36.30%(a)
Asset-Backed Securities — Consumer Receivables–1.02%
Old Line Funding, LLC(b)(c)	1.23%	05/03/2017	$7,000	$7,000,000

Asset-Backed Securities — Fully Supported–7.69%
Bennington Stark Capital Co., LLC (CEP–Societe Generale S.A.)(b)(d)	0.90%	03/06/2017	16,000	15,998,000
Bennington Stark Capital Co., LLC (CEP–Societe Generale S.A.)(b)(d)	1.15%	04/07/2017	8,000	7,990,544
Kells Funding LLC (CEP–FMS Wertmanagement)(d)	1.10%	05/24/2017	7,000	6,982,033
Kells Funding LLC (CEP–FMS Wertmanagement)(b)(c)(d)	1.13%	05/02/2017	10,000	9,999,948
Ridgefield Funding Co. LLC (CEP–BNP Paribas S.A.)(b)(d)	1.13%	03/15/2017	7,000	6,996,924
Ridgefield Funding Co. LLC (CEP–BNP Paribas S.A.)(b)(d)	1.43%	07/05/2017	5,000	4,975,150
				52,942,599

Asset-Backed Securities — Fully Supported Bank–12.35%
Anglesea Funding LLC (Multi–CEP’s)(b)(d)	0.93%	04/10/2017	10,000	9,989,667
Anglesea Funding LLC (Multi–CEP’s)(b)(d)	1.10%	04/03/2017	5,000	4,994,958
Cancara Asset Securitisation LLC (CEP–Lloyds Bank LLC)(d)	1.10%	04/07/2017	8,000	7,990,956
Collateralized Commercial Paper II Co., LLC (CEP–JPMorgan Securities LLC)(c)	1.37%	08/10/2017	7,000	7,000,000
Ebury Finance LLC (Multi–CEP’s)(b)(d)	0.70%	03/01/2017	7,500	7,500,000
Institutional Secured Funding Ltd. (Multi–CEP’s)(b)(d)	0.90%	03/06/2017	10,000	9,998,750
Matchpoint Finance PLC (CEP–BNP Paribas S.A.)(b)(d)	0.95%	03/09/2017	7,000	6,998,522
Regency Markets No. 1 LLC (CEP–HSBC Bank PLC)(b)(d)	0.80%	03/28/2017	10,000	9,994,000
Working Capital Management Co., L.P. (CEP–Mizuho Bank, Ltd.)(b)(d)	0.82%	03/23/2017	6,500	6,496,743
Working Capital Management Co., L.P. (CEP–Mizuho Bank, Ltd.)(b)(d)	0.94%	03/17/2017	14,000	13,994,151
				84,957,747

Asset-Backed Securities — Multi-Purpose–1.01%
CRC Funding, LLC(b)	1.07%	03/21/2017	1,965	1,963,832
Versailles Commercial Paper LLC(b)	0.91%	03/20/2017	5,000	4,997,599
				6,961,431

Consumer Finance–1.02%
Toyota Motor Credit Corp.(c)(d)	1.29%	07/26/2017	7,000	7,000,000

Diversified Banks–11.91%
Bank of Nova Scotia(b)(d)	1.08%	04/13/2017	7,000	6,990,970
BPCE S.A.(b)(d)	1.21%	05/09/2017	9,000	8,979,128
Canadian Imperial Bank of Commerce(b)(c)(d)	1.21%	08/04/2017	9,000	9,000,000
Commonwealth Bank of Australia(b)(c)(d)	1.28%	08/17/2017	7,000	7,000,000
DZ Bank AG Deutsche Zentral-Genossenschaftsbank(b)(c)(d)	1.15%	06/08/2017	5,000	5,000,000
Erste Abwicklungsanstalt(b)(c)(d)	1.12%	03/10/2017	5,000	5,000,000
Erste Abwicklungsanstalt(b)(c)(d)	1.13%	03/21/2017	7,000	7,000,000
National Bank of Abu Dhabi PJSC(b)(d)	0.76%	03/07/2017	10,000	9,998,733
NRW Bank(b)(d)	1.00%	04/03/2017	5,000	4,995,417
NRW Bank(b)(d)	1.05%	04/07/2017	5,000	4,994,604
NRW Bank(b)(d)	1.05%	04/18/2017	6,000	5,991,600
Westpac Banking Corp.(b)(c)(d)	1.18%	04/27/2017	7,000	7,000,012
				81,950,464

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Other Diversified Financial Services–0.72%
Ontario Teacher’s Finance Trust(b)(d)	1.26%	08/11/2017	$5,000	$4,971,701

Specialized Finance–0.58%
CDP Financial Inc.(d)	0.96%	04/05/2017	4,000	3,996,267
Total Commercial Paper (Cost $249,780,209)				249,780,209

Certificates of Deposit–20.67%
Australia & New Zealand Banking Group, Ltd.(b)(d)	0.58%	03/01/2017	30,000	30,000,000
Bank of Montreal(c)(d)	1.38%	11/03/2017	7,000	7,000,000
Bank of Nova Scotia(c)(d)	1.38%	11/03/2017	7,000	7,000,000
Canadian Imperial Bank of Commerce(c)(d)	1.23%	07/21/2017	6,000	6,000,000
Citibank, N.A.	1.30%	07/07/2017	9,000	9,000,000
Dexia Credit Local S.A.(c)(d)	1.18%	08/16/2017	11,000	11,000,000
DZ Bank AG Deutsche Zentral-Genossenschaftsbank(c)(d)	1.46%	10/25/2017	4,000	4,000,000
KBC Bank N.V.(d)	1.05%	03/06/2017	10,000	10,000,000
Norinchukin Bank (The)(b)(d)	0.94%	03/14/2017	4,200	4,200,059
Norinchukin Bank (The)(b)(d)	1.03%	05/16/2017	8,000	8,000,165
Norinchukin Bank (The)(b)(d)	1.22%	03/27/2017	6,000	6,001,327
Royal Bank of Canada(c)(d)	1.29%	12/19/2017	5,000	5,000,000
Svenska Handelsbanken AB(c)(d)	1.29%	08/01/2017	7,000	7,000,000
Toronto-Dominion Bank (The)(d)	1.08%	03/21/2017	5,000	5,000,000
Toronto-Dominion Bank (The)(c)(d)	1.29%	08/18/2017	5,000	5,000,000
UBS AG(c)(d)	1.39%	08/02/2017	7,000	7,000,000
Wells Fargo Bank, N.A.(c)	1.32%	01/19/2018	5,000	5,000,000
Westpac Banking Corp.(c)(d)	1.28%	01/05/2018	6,000	6,000,000
Total Certificates of Deposit (Cost $142,201,551)				142,201,551

Variable Rate Demand Notes–18.25%(e)
Credit Enhanced–18.25%
California (State of) Infrastructure & Economic Development Bank (Traditional Baking Inc.); Series 2003, VRD IDR (LOC–U.S. Bank, N.A.)(f)	0.72%	08/01/2028	895	895,000
Columbus (City of), Ohio Regional Airport Authority (FlightSafety International Inc.); Series 2015 A, VRD RB (CEP–Berkshire Hathaway Inc.)	0.68%	04/01/2035	8,000	8,000,000
Derry (Township of), Pennsylvania Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC–PNC Bank, N.A.)(f)	0.73%	11/01/2030	1,895	1,895,000
EagleBend Affordable Housing Corp.; Series 2006 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(f)	0.66%	07/01/2021	1,570	1,570,000
Federal Home Loan Mortgage Corp.; Series M028, Class A, VRD MFH Ctfs.	0.65%	09/15/2024	8,375	8,375,000
Gary Chicago International Airport Authority (Gary Jet Center); Series 2011, VRD Special Purpose Facility RB (LOC–BMO Harris Bank N.A.)(f)	0.70%	05/01/2036	6,765	6,765,000
Hart Family Holdings LLC; Series 2011, VRD Taxable Option Notes (LOC–FHLB of Dallas)(f)	0.75%	12/01/2031	11,485	11,485,000
Huntington (City of), Indiana (Huntington University Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC–Wells Fargo Bank, N.A.)(f)	0.72%	08/01/2037	2,149	2,149,000
Illinois (State of) Finance Authority (The Catherine Cook School); Series 2007, VRD RB (LOC–Northern Trust Co. (The))(f)	0.71%	01/01/2037	4,270	4,270,000
Indiana (State of) Finance Authority (Ispat Inland Inc.); Series 2005, Ref. VRD Environmental Improvement RB (LOC–Rabobank Nederland)(d)(f)	0.70%	06/01/2035	1,967	1,967,000
Jets Stadium Development, LLC; Series 2007 A-4, VRD Project RB (LOC–Sumitomo Mitsui Banking Corp.)(b)(d)(f)	0.74%	04/01/2047	24,200	24,200,000
Jets Stadium Development, LLC; Series 2014 A-4B, VRD Bonds (LOC–Sumitomo Mitsui Banking Corp.)(b)(d)(f)	0.74%	04/01/2047	4,000	4,000,000
Knox (City of), Indiana (J.W. Hicks, Inc.); Series 2005 A, VRD Economic Development RB (LOC–BMO Harris Bank N.A.)(f)	0.70%	03/01/2022	760	760,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
La Porte (City of), Indiana (Alpha Baking Co., Inc.); Series 2001, Ref. VRD Economic Development RB (LOC–BMO Harris Bank N.A.)(f)	0.70%	11/01/2018	$2,130	$2,130,000
Marion (County of), Oregon Housing Authority (Residence at Marion Estates); Series 1997, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.70%	07/01/2027	1,380	1,380,000
Mobile (City of), Alabama Downtown Redevelopment Authority (Austal USA, LLC); Series 2011 A, VRD Gulf Opportunity Zone RB (LOC–Bank of America, N.A.)(b)(f)	0.66%	05/01/2041	1,820	1,820,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing) Series 2014 B, VRD RB (LOC–Bank of China Ltd.)(f)	1.19%	11/01/2049	9,000	9,000,000
North Carolina (State of) Capital Facilities Finance Agency (Roman Catholic Diocese of Charlotte); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.65%	06/01/2017	140	140,000
Pennsylvania (State of) Economic Development Financing Authority (Salem Road Properties, L.P.); Series 2007 D-1, VRD RB (LOC–PNC Bank, N.A.)(f)	0.75%	12/01/2029	600	600,000
Pinellas (County of), Florida Health Facilities Authority (Baycare Health System); Series 2009 A-2, VRD Health System RB (LOC–Northern Trust Co. (The))(f)	0.65%	11/01/2038	5,505	5,505,000
San Gabriel (City of), Texas Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.66%	04/01/2026	1,915	1,915,000
San Jose (City of), California (Sunset Square Apartments); Series 2002 E, VRD MFH RB (LOC-Citibank, N.A.)(f)	0.70%	06/01/2034	3,769	3,769,000
Sierra Vista (City of), Arizona Industrial Development Authority (Mountain Steppes Apartments); Series 2001A, Ref. VRD MFH RB (CEP–FNMA)	0.64%	06/15/2031	2,660	2,660,000
St. Paul (City of), Minnesota Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)	0.64%	10/01/2033	5,199	5,199,000
Texas (State of) Department of Housing & Community Affairs (Champions Crossing Apartments); Series 2006, Ref. VRD MFH Mortgage RB (CEP–FNMA)(b)	0.67%	09/15/2036	4,375	4,375,000
Texas (State of) Southeast Texas Housing Finance Corp. (Mansions at Moses Lake Apartments); Series 2008, VRD MFH RB (CEP–FHLMC)	0.67%	06/01/2041	6,890	6,890,000
West Shore Medical Center; Series 2001, VRD Health Facilities RB (LOC–PNC Bank, N.A.)(f)	0.66%	04/01/2022	3,895	3,895,000
Total Variable Rate Demand Notes (Cost $125,609,000)				125,609,000

Notes–0.44%
Bank of Nova Scotia, Sr. Unsec. Global Floating Rate Notes(c)(d) (Cost $3,001,543)	1.32%	04/11/2017	3,000	3,001,543
TOTAL INVESTMENTS (excluding Repurchase Agreements)–75.66% (Cost $520,592,303)				520,592,303

			Repurchase Amount
Repurchase Agreements–24.27%(g)
Bank of Nova Scotia, agreement dated 02/28/2017, maturing value of $15,000,317 (collateralized by a foreign corporate obligation valued at $15,300,434; 1.00%; 05/13/2019)(d)	0.76%	03/01/2017	15,000,317	15,000,000
BMO Capital Markets Corp., agreement dated 02/28/2017, maturing value of $15,000,317 (collateralized by foreign corporate obligations valued at $15,750,001; 0%-2.25%; 08/01/2018-06/15/2022)(d)	0.76%	03/01/2017	15,000,317	15,000,000
Citigroup Global Markets Inc., open agreement dated 01/25/2017, maturing value of $5,500,000 (collateralized by a foreign corporate obligation valued at $5,610,000; 0%; 08/09/2017)(h)	1.54%	—	—	5,500,000
Credit Suisse Securities (USA) LLC, term agreement dated 02/22/2017, maturing value of $34,005,157 (collateralized by domestic agency mortgage-backed securities valued at $35,700,245; 0%-1.52%; 05/25/2034-09/25/2056)(d)(i)	0.78%	03/01/2017	34,005,157	34,000,000
ING Financial Markets, LLC, agreement dated 02/28/2017, maturing value of $29,000,717 (collateralized by domestic agency mortgage-backed securities valued at $31,901,007; 5.25%-10.00%; 04/01/2019-05/01/2022)(d)	0.89%	03/01/2017	29,000,717	29,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., term agreement dated 02/02/2017, maturing value of $22,500,000 (collateralized by valued at $23,625,000; 0%; 03/01/2017-02/22/2018)(c)	1.58%	05/03/2017	22,500,000	22,500,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio
	Interest Rate	Maturity Date	Repurchase Amount	Value
RBC Capital Markets, LLC, term agreement dated 02/22/2017, maturing value of $26,000,000 (collateralized by municipal obligations valued at $27,300,001; 0.64%-6.40%; 05/01/2022-05/15/2115)(c)(d)(i)	0.99%	04/21/2017	$26,000,000	$26,000,000
Wells Fargo Securities, LLC, term agreement dated 02/28/2017, maturing value of $20,000,422 (collateralized by foreign corporate obligations valued at $20,400,000; 0.88%-2.25%; 04/19/2018-01/17/2023)(i)	0.76%	03/01/2017	20,000,422	20,000,000
Total Repurchase Agreements (Cost $167,000,000)				167,000,000
TOTAL INVESTMENTS(j)(k)–99.93% (Cost $687,592,303)				687,592,303
OTHER ASSETS LESS LIABILITIES–0.07%				450,067
NET ASSETS–100.00%				$688,042,370

Investment Abbreviations:

CEP	– Credit Enhancement Provider
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
RB	– Revenue Bonds
Ref.	– Refunding
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2017 was $299,407,504, which represented 43.52% of the Fund’s Net Assets.
(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2017.
(d)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 17.3%; Japan: 10.7%; Netherlands: 8.1%; Germany: 7.8%; France: 7.6%; Australia: 7.3%; Switzerland: 6.0%; other countries less than 5% each: 9.2%.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2017.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1H.
(h)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(i)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(j)	Also represents cost for federal income tax purposes.
(k)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy the issuer’s obligation. No concentration of any single entity was greater than 5% each.

Portfolio Composition by Maturity

In days, as of 02/28/17

1-7	50.7%
8-30	11.4
31-60	9.9
61-90	9.2
91-180	13.9
181+	4.9

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 of the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Assets and Liabilities

February 28, 2017

(Unaudited)

Premier Portfolio
Assets:
Investments, at value and cost	$520,592,303
Repurchase agreements, at value and cost	167,000,000
Total investments, at value and cost	687,592,303
Receivable for:
Investments sold	1,105,000
Fund shares sold	14,004
Interest	339,466
Other assets	195
Total assets	689,050,968

Liabilities:
Payable for:
Fund shares reacquired	120,011
Amount due custodian	489,242
Dividends	399,345
Total liabilities	1,008,598
Net assets applicable to shares outstanding	$688,042,370

Net assets consist of:
Shares of beneficial interest	$687,627,878
Undistributed net investment income	134,548
Undistributed net realized gain	279,944
$688,042,370

Net Assets:
Investor Class	$31,071,839
Institutional Class	$656,930,484
Private Investment Class	$10,014
Personal Investment Class	$10,007
Reserve Class	$10,006
Resource Class	$10,020

Shares outstanding, no par value, with an unlimited number of shares authorized:
Investor Class	31,053,319
Institutional Class	656,537,070
Private Investment Class	10,008
Personal Investment Class	10,002
Reserve Class	10,000
Resource Class	10,014
Net asset value, offering and redemption price per share for each class	$1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Operations

For the six months ended February 28, 2017

(Unaudited)

Premier Portfolio
Investment income:
Interest	$4,382,544
Other income	3
Total investment income	4,382,547

Expenses:
Advisory fees	1,805,323
Distribution fees:
Private Investment Class	15
Personal Investment Class	27
Reserve Class	43
Resource Class	8
Total expenses	1,805,416
Less: Fees waived and expenses reimbursed	(505,512)
Net expenses	1,299,904
Net investment income	3,082,643

Realized and unrealized gain from:
Net realized gain from Investment securities	122,154
Net increase in net assets resulting from operations	$3,204,797

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Changes in Net Assets

For the six months ended February 28, 2017 and the year ended August 31, 2016

(Unaudited)

	Premier Portfolio
	February 28, 2017	August 31, 2016
Operations:
Net investment income	$3,082,643	$24,752,626
Net realized gain	122,154	157,791
Net increase in net assets resulting from operations	3,204,797	24,910,417

Distributions to shareholders from net investment income:
Investor Class	(84,661)	(137,190)
Institutional Class	(2,997,948)	(24,615,436)
Private Investment Class	(11)	—
Personal Investment Class	(4)	—
Resource Class	(19)	—
Total distributions from net investment income	(3,082,643)	(24,752,626)

Share transactions-net:
Investor Class	(8,408,866)	(11,314,578)
Institutional Class	(5,685,618,501)	(362,480,667)
Private Investment Class	10,008	—
Personal Investment Class	10,002	—
Reserve Class	10,000	—
Resource Class	10,014	—
Net increase (decrease) in net assets resulting from share transactions	(5,693,987,343)	(373,795,245)
Net increase (decrease) in net assets	(5,693,865,189)	(373,637,454)

Net assets:
Beginning of period	6,381,907,559	6,755,545,013
End of period*	$688,042,370	$6,381,907,559
* Includes accumulated undistributed net investment income	$134,548	$134,548

Notes to Financial Statements

February 28, 2017

(Unaudited)

NOTE 1—Significant Accounting Policies

Premier Portfolio (the “Fund”) is a series of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of three separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity.

The Fund currently consists of six classes of shares: Investor Class, Institutional Class, Private Investment Class, Personal Investment Class, Reserve Class and Resource Class. On September 1, 2016, the Fund began offering Private Investment Class, Personal Investment Class, Reserve Class and Resource Class shares. Investor Class shares of the Fund are offered only to certain grandfathered investors. Each class of shares is sold at net asset value.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

The Fund is a “retail money market fund” as defined in Rule 2a-7 under the 1940 Act, and will continue to seek to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation. “Retail money market funds” are required to adopt policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons.

The Fund may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if the Fund’s liquidity falls below required minimums or because of market conditions or other factors.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of their financial statements.

A.	Security Valuations — The Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

10                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any), adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
G.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreement, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
H.	Repurchase Agreements — The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

11                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

I.	Other Risks — Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser at an annual rate of 0.25% of the Fund’s average daily net assets. Pursuant to the master investment advisory agreement, the Adviser bears all expenses incurred by the Fund in connection with its operations, except for (1) interest, taxes and extraordinary items such as litigation costs; (2) brokers’ commissions, issue and transfer taxes, and other costs chargeable to the Fund in connection with securities transactions to which the Fund is a party or in connection with securities owned by the Fund; and (3) other expenditures which are capitalized in accordance with generally accepted accounting principles applicable to investment companies.

Under the terms of a master sub-advisory agreement between the Adviser to the Fund and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Inc., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2017, to waive advisory fees equal to 0.07% of the average daily net assets of the Fund.

Invesco and/or Invesco Distributors, Inc. (“IDI”) voluntarily waived fees and/or reimbursed expenses in order to increase the Fund’s yield. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

For the six months ended February 28, 2017, the Adviser waived advisory fees of $505,490 and reimbursed class level expenses of $5, $0, $17, and $0 of Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco to provide accounting services to the Fund. The Trust has also entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) to provide transfer agency and shareholder services to the Fund. Invesco and IIS do not charge the Fund any fees under these agreements.

The Trust has entered into master distribution agreements with IDI to serve as the distributor for the Investor Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.55% of the Fund’s average daily net assets of Personal Investment Class shares, 0.30% of the average daily net assets of Private Investment Class shares, 0.87% of the average daily net assets of Reserve Class shares and 0.16% of the average daily net assets of Resource Class shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended February 28, 2017, expenses incurred under the plans are shown in the Statement of Operations as Distribution fees.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

12                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of February 28, 2017, all of the securities in the Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended February 28, 2017, the Fund engaged in securities purchases of $601,949,226 and securities sales of $359,926,470, which did not result in any realized gains (losses).

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Remuneration is paid to certain Trustees and Officers of the Trust. Trustees have the option to defer their compensation. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested.

Certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan. The Fund’s allocable portion of the remuneration paid to the Trustees, including its allocable portion of the fees and benefits of the deferred compensation plan and retirement plan are paid by Invesco and not by the Trust.

NOTE 6—Cash Balances

The Fund is permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Fund for such activity, the Fund may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Fund can be compensated for use of funds.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have any capital loss carryforward as of August 31, 2016.

13                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 8—Share Information

Premier Portfolio

	Summary of Share Activity
	Six months ended February 28, 2017(a)		Year ended August 31, 2016
	Shares	Amount	Shares	Amount
Sold:
Investor Class	5,093,626	$5,093,626	18,963,172	$18,963,172
Institutional Class	2,286,548,158	2,286,548,158	42,238,500,196	42,238,500,196
Private Investment Class(b)	10,000	10,000	—	—
Personal Investment Class(b)	10,000	10,000	—	—
Reserve Class(b)	10,000	10,000	—	—
Resource Class(b)	10,000	10,000	—	—

Issued as reinvestment of dividends:
Investor Class	82,952	82,952	136,352	136,352
Institutional Class	1,532,704	1,532,704	4,040,010	4,040,010
Private Investment Class	8	8	—	—
Personal Investment Class	2	2	—	—
Resource Class	14	14	—	—

Reacquired:
Investor Class	(13,585,444)	(13,585,444)	(30,414,102)	(30,414,102)
Institutional Class	(7,973,699,363)	(7,973,699,363)	(42,605,020,873)	(42,605,020,873)
Net increase (decrease) in share activity	(5,693,987,343)	$(5,693,987,343)	(373,795,245)	$(373,795,245)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 83% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Commencement date of September 1, 2016 for Private Investment Class, Personal Investment Class, Reserve Class and Resource Class.

14                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 9—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the period indicated.

Resource Class

	Net asset value, beginning of period	Net investment income(a)	Net gains on securities (realized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements		Ratio of expenses to average net assets without fee waivers and/or expense reimbursements		Ratio of net investment income to average net assets
Premier Portfolio
Six months ended 02/28/17	$1.00	$0.00	$0.00	$0.00	$(0.00)	$1.00	0.26%	$10	0.34	%(c)	0.41	%(c)	0.27	%(c)

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(c)	Ratios are annualized and based on average daily net assets (000’s omitted) of $10.

15                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Calculating your ongoing Fund expenses

Example

As a shareholder in the Resource Class, you incur ongoing costs, such as management fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2016 through February 28, 2017.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Resource Class	Beginning Account Value (09/01/16)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (02/28/17)[1]	Expenses Paid During Period [2]	Ending Account Value (02/28/17)	Expenses Paid During Period [2]
Premier Portfolio	$1,000.00	$1,002.60	$1.69	$1,023.11	$1.71	0.34%

[1]	The actual ending account value is based on the actual total return of the Fund for the period September 1, 2016, through February 28, 2017, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

16                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-Q filings on the SEC website, sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05460 and 033-19862	Invesco Distributors, Inc.	CM-I-TST-SAR-4	04182017	1028

Semiannual Report to Shareholders	February 28, 2017
Private Investment Class
AIM Treasurer’s Series Trust
(Invesco Treasurer’s Series Trust)
Premier Portfolio

2	Fund Data
3	Letters to Shareholders
4	Schedule of Investments
8	Financial Statements
10	Notes to Financial Statements
15	Financial Highlights
16	Fund Expenses

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of February 28, 2017, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Data

Private Investment Class data as of 2/28/17
FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS

	Range During Reporting Period	At Reporting Period End	At Reporting Period End
Premier	1 - 25 days	22 days	49 days	$10.0 thousand

Weighted average maturity (WAM) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

    Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

2	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

Money market investors cheered when the US Federal Reserve (the Fed) unanimously raised its federal funds target rate in December 2016 – just the second increase since 2006. The Fed raised this key rate from a range of 0.25% to 0.50% to a range of 0.50% to 0.75%.[1]

    The Fed’s decision was based on evidence of a strengthening US economy – specifically, a stronger labor market and inflation moving closer to the Fed’s target levels. Fed-watchers suggested that a strengthening US economy, as well as the proposed spending, tax and regulatory policies of the Trump administration, could cause the Fed to accelerate future interest rate hikes. Raising rates sooner rather than later would provide the Fed with greater dexterity to respond to higher-than-projected economic growth in the future.

    At the close of the reporting period, most major global economies continued to maintain interest rates at, near or below zero in an effort to fuel inflation and spur economic growth. Many major central banks, including the European Central Bank, the Bank of England and the Bank of Japan, all cut rates during 2016.

    During the reporting period, the US money market fund industry fully implemented reform measures in October that had been announced by the US Securities and Exchange Commission in 2014. Invesco is pleased to report that we successfully implemented required money market reform policies on October 12, 2016.

    For Invesco’s money market fund professionals, safety is of paramount importance in the investment process. Their conservative investment philosophy has always focused on providing principal preservation, liquidity, and return – in that order – to our money market fund investors. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

1	Source: US Federal Reserve

3	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments

February 28, 2017

(Unaudited)

Premier Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper–36.30%(a)
Asset-Backed Securities — Consumer Receivables–1.02%
Old Line Funding, LLC(b)(c)	1.23%	05/03/2017	$7,000	$7,000,000

Asset-Backed Securities — Fully Supported–7.69%
Bennington Stark Capital Co., LLC (CEP–Societe Generale S.A.)(b)(d)	0.90%	03/06/2017	16,000	15,998,000
Bennington Stark Capital Co., LLC (CEP–Societe Generale S.A.)(b)(d)	1.15%	04/07/2017	8,000	7,990,544
Kells Funding LLC (CEP–FMS Wertmanagement)(d)	1.10%	05/24/2017	7,000	6,982,033
Kells Funding LLC (CEP–FMS Wertmanagement)(b)(c)(d)	1.13%	05/02/2017	10,000	9,999,948
Ridgefield Funding Co. LLC (CEP–BNP Paribas S.A.)(b)(d)	1.13%	03/15/2017	7,000	6,996,924
Ridgefield Funding Co. LLC (CEP–BNP Paribas S.A.)(b)(d)	1.43%	07/05/2017	5,000	4,975,150
				52,942,599

Asset-Backed Securities — Fully Supported Bank–12.35%
Anglesea Funding LLC (Multi–CEP’s)(b)(d)	0.93%	04/10/2017	10,000	9,989,667
Anglesea Funding LLC (Multi–CEP’s)(b)(d)	1.10%	04/03/2017	5,000	4,994,958
Cancara Asset Securitisation LLC (CEP–Lloyds Bank LLC)(d)	1.10%	04/07/2017	8,000	7,990,956
Collateralized Commercial Paper II Co., LLC (CEP–JPMorgan Securities LLC)(c)	1.37%	08/10/2017	7,000	7,000,000
Ebury Finance LLC (Multi–CEP’s)(b)(d)	0.70%	03/01/2017	7,500	7,500,000
Institutional Secured Funding Ltd. (Multi–CEP’s)(b)(d)	0.90%	03/06/2017	10,000	9,998,750
Matchpoint Finance PLC (CEP–BNP Paribas S.A.)(b)(d)	0.95%	03/09/2017	7,000	6,998,522
Regency Markets No. 1 LLC (CEP–HSBC Bank PLC)(b)(d)	0.80%	03/28/2017	10,000	9,994,000
Working Capital Management Co., L.P. (CEP–Mizuho Bank, Ltd.)(b)(d)	0.82%	03/23/2017	6,500	6,496,743
Working Capital Management Co., L.P. (CEP–Mizuho Bank, Ltd.)(b)(d)	0.94%	03/17/2017	14,000	13,994,151
				84,957,747

Asset-Backed Securities — Multi-Purpose–1.01%
CRC Funding, LLC(b)	1.07%	03/21/2017	1,965	1,963,832
Versailles Commercial Paper LLC(b)	0.91%	03/20/2017	5,000	4,997,599
				6,961,431

Consumer Finance–1.02%
Toyota Motor Credit Corp.(c)(d)	1.29%	07/26/2017	7,000	7,000,000

Diversified Banks–11.91%
Bank of Nova Scotia(b)(d)	1.08%	04/13/2017	7,000	6,990,970
BPCE S.A.(b)(d)	1.21%	05/09/2017	9,000	8,979,128
Canadian Imperial Bank of Commerce(b)(c)(d)	1.21%	08/04/2017	9,000	9,000,000
Commonwealth Bank of Australia(b)(c)(d)	1.28%	08/17/2017	7,000	7,000,000
DZ Bank AG Deutsche Zentral-Genossenschaftsbank(b)(c)(d)	1.15%	06/08/2017	5,000	5,000,000
Erste Abwicklungsanstalt(b)(c)(d)	1.12%	03/10/2017	5,000	5,000,000
Erste Abwicklungsanstalt(b)(c)(d)	1.13%	03/21/2017	7,000	7,000,000
National Bank of Abu Dhabi PJSC(b)(d)	0.76%	03/07/2017	10,000	9,998,733
NRW Bank(b)(d)	1.00%	04/03/2017	5,000	4,995,417
NRW Bank(b)(d)	1.05%	04/07/2017	5,000	4,994,604
NRW Bank(b)(d)	1.05%	04/18/2017	6,000	5,991,600
Westpac Banking Corp.(b)(c)(d)	1.18%	04/27/2017	7,000	7,000,012
				81,950,464

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Other Diversified Financial Services–0.72%
Ontario Teacher’s Finance Trust(b)(d)	1.26%	08/11/2017	$5,000	$4,971,701

Specialized Finance–0.58%
CDP Financial Inc.(d)	0.96%	04/05/2017	4,000	3,996,267
Total Commercial Paper (Cost $249,780,209)				249,780,209

Certificates of Deposit–20.67%
Australia & New Zealand Banking Group, Ltd.(b)(d)	0.58%	03/01/2017	30,000	30,000,000
Bank of Montreal(c)(d)	1.38%	11/03/2017	7,000	7,000,000
Bank of Nova Scotia(c)(d)	1.38%	11/03/2017	7,000	7,000,000
Canadian Imperial Bank of Commerce(c)(d)	1.23%	07/21/2017	6,000	6,000,000
Citibank, N.A.	1.30%	07/07/2017	9,000	9,000,000
Dexia Credit Local S.A.(c)(d)	1.18%	08/16/2017	11,000	11,000,000
DZ Bank AG Deutsche Zentral-Genossenschaftsbank(c)(d)	1.46%	10/25/2017	4,000	4,000,000
KBC Bank N.V.(d)	1.05%	03/06/2017	10,000	10,000,000
Norinchukin Bank (The)(b)(d)	0.94%	03/14/2017	4,200	4,200,059
Norinchukin Bank (The)(b)(d)	1.03%	05/16/2017	8,000	8,000,165
Norinchukin Bank (The)(b)(d)	1.22%	03/27/2017	6,000	6,001,327
Royal Bank of Canada(c)(d)	1.29%	12/19/2017	5,000	5,000,000
Svenska Handelsbanken AB(c)(d)	1.29%	08/01/2017	7,000	7,000,000
Toronto-Dominion Bank (The)(d)	1.08%	03/21/2017	5,000	5,000,000
Toronto-Dominion Bank (The)(c)(d)	1.29%	08/18/2017	5,000	5,000,000
UBS AG(c)(d)	1.39%	08/02/2017	7,000	7,000,000
Wells Fargo Bank, N.A.(c)	1.32%	01/19/2018	5,000	5,000,000
Westpac Banking Corp.(c)(d)	1.28%	01/05/2018	6,000	6,000,000
Total Certificates of Deposit (Cost $142,201,551)				142,201,551

Variable Rate Demand Notes–18.25%(e)
Credit Enhanced–18.25%
California (State of) Infrastructure & Economic Development Bank (Traditional Baking Inc.); Series 2003, VRD IDR (LOC–U.S. Bank, N.A.)(f)	0.72%	08/01/2028	895	895,000
Columbus (City of), Ohio Regional Airport Authority (FlightSafety International Inc.); Series 2015 A, VRD RB (CEP–Berkshire Hathaway Inc.)	0.68%	04/01/2035	8,000	8,000,000
Derry (Township of), Pennsylvania Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC–PNC Bank, N.A.)(f)	0.73%	11/01/2030	1,895	1,895,000
EagleBend Affordable Housing Corp.; Series 2006 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(f)	0.66%	07/01/2021	1,570	1,570,000
Federal Home Loan Mortgage Corp.; Series M028, Class A, VRD MFH Ctfs.	0.65%	09/15/2024	8,375	8,375,000
Gary Chicago International Airport Authority (Gary Jet Center); Series 2011, VRD Special Purpose Facility RB (LOC–BMO Harris Bank N.A.)(f)	0.70%	05/01/2036	6,765	6,765,000
Hart Family Holdings LLC; Series 2011, VRD Taxable Option Notes (LOC–FHLB of Dallas)(f)	0.75%	12/01/2031	11,485	11,485,000
Huntington (City of), Indiana (Huntington University Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC–Wells Fargo Bank, N.A.)(f)	0.72%	08/01/2037	2,149	2,149,000
Illinois (State of) Finance Authority (The Catherine Cook School); Series 2007, VRD RB (LOC–Northern Trust Co. (The))(f)	0.71%	01/01/2037	4,270	4,270,000
Indiana (State of) Finance Authority (Ispat Inland Inc.); Series 2005, Ref. VRD Environmental Improvement RB (LOC–Rabobank Nederland)(d)(f)	0.70%	06/01/2035	1,967	1,967,000
Jets Stadium Development, LLC; Series 2007 A-4, VRD Project RB (LOC–Sumitomo Mitsui Banking Corp.)(b)(d)(f)	0.74%	04/01/2047	24,200	24,200,000
Jets Stadium Development, LLC; Series 2014 A-4B, VRD Bonds (LOC–Sumitomo Mitsui Banking Corp.)(b)(d)(f)	0.74%	04/01/2047	4,000	4,000,000
Knox (City of), Indiana (J.W. Hicks, Inc.); Series 2005 A, VRD Economic Development RB (LOC–BMO Harris Bank N.A.)(f)	0.70%	03/01/2022	760	760,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
La Porte (City of), Indiana (Alpha Baking Co., Inc.); Series 2001, Ref. VRD Economic Development RB (LOC–BMO Harris Bank N.A.)(f)	0.70%	11/01/2018	$2,130	$2,130,000
Marion (County of), Oregon Housing Authority (Residence at Marion Estates); Series 1997, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.70%	07/01/2027	1,380	1,380,000
Mobile (City of), Alabama Downtown Redevelopment Authority (Austal USA, LLC); Series 2011 A, VRD Gulf Opportunity Zone RB (LOC–Bank of America, N.A.)(b)(f)	0.66%	05/01/2041	1,820	1,820,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing) Series 2014 B, VRD RB (LOC–Bank of China Ltd.)(f)	1.19%	11/01/2049	9,000	9,000,000
North Carolina (State of) Capital Facilities Finance Agency (Roman Catholic Diocese of Charlotte); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.65%	06/01/2017	140	140,000
Pennsylvania (State of) Economic Development Financing Authority (Salem Road Properties, L.P.); Series 2007 D-1, VRD RB (LOC–PNC Bank, N.A.)(f)	0.75%	12/01/2029	600	600,000
Pinellas (County of), Florida Health Facilities Authority (Baycare Health System); Series 2009 A-2, VRD Health System RB (LOC–Northern Trust Co. (The))(f)	0.65%	11/01/2038	5,505	5,505,000
San Gabriel (City of), Texas Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.66%	04/01/2026	1,915	1,915,000
San Jose (City of), California (Sunset Square Apartments); Series 2002 E, VRD MFH RB (LOC-Citibank, N.A.)(f)	0.70%	06/01/2034	3,769	3,769,000
Sierra Vista (City of), Arizona Industrial Development Authority (Mountain Steppes Apartments); Series 2001A, Ref. VRD MFH RB (CEP–FNMA)	0.64%	06/15/2031	2,660	2,660,000
St. Paul (City of), Minnesota Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)	0.64%	10/01/2033	5,199	5,199,000
Texas (State of) Department of Housing & Community Affairs (Champions Crossing Apartments); Series 2006, Ref. VRD MFH Mortgage RB (CEP–FNMA)(b)	0.67%	09/15/2036	4,375	4,375,000
Texas (State of) Southeast Texas Housing Finance Corp. (Mansions at Moses Lake Apartments); Series 2008, VRD MFH RB (CEP–FHLMC)	0.67%	06/01/2041	6,890	6,890,000
West Shore Medical Center; Series 2001, VRD Health Facilities RB (LOC–PNC Bank, N.A.)(f)	0.66%	04/01/2022	3,895	3,895,000
Total Variable Rate Demand Notes (Cost $125,609,000)				125,609,000

Notes–0.44%
Bank of Nova Scotia, Sr. Unsec. Global Floating Rate Notes(c)(d) (Cost $3,001,543)	1.32%	04/11/2017	3,000	3,001,543
TOTAL INVESTMENTS (excluding Repurchase Agreements)–75.66% (Cost $520,592,303)				520,592,303

			Repurchase Amount
Repurchase Agreements–24.27%(g)
Bank of Nova Scotia, agreement dated 02/28/2017, maturing value of $15,000,317 (collateralized by a foreign corporate obligation valued at $15,300,434; 1.00%; 05/13/2019)(d)	0.76%	03/01/2017	15,000,317	15,000,000
BMO Capital Markets Corp., agreement dated 02/28/2017, maturing value of $15,000,317 (collateralized by foreign corporate obligations valued at $15,750,001; 0%-2.25%; 08/01/2018-06/15/2022)(d)	0.76%	03/01/2017	15,000,317	15,000,000
Citigroup Global Markets Inc., open agreement dated 01/25/2017, maturing value of $5,500,000 (collateralized by a foreign corporate obligation valued at $5,610,000; 0%; 08/09/2017)(h)	1.54%	—	—	5,500,000
Credit Suisse Securities (USA) LLC, term agreement dated 02/22/2017, maturing value of $34,005,157 (collateralized by domestic agency mortgage-backed securities valued at $35,700,245; 0%-1.52%; 05/25/2034-09/25/2056)(d)(i)	0.78%	03/01/2017	34,005,157	34,000,000
ING Financial Markets, LLC, agreement dated 02/28/2017, maturing value of $29,000,717 (collateralized by domestic agency mortgage-backed securities valued at $31,901,007; 5.25%-10.00%; 04/01/2019-05/01/2022)(d)	0.89%	03/01/2017	29,000,717	29,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., term agreement dated 02/02/2017, maturing value of $22,500,000 (collateralized by valued at $23,625,000; 0%; 03/01/2017-02/22/2018)(c)	1.58%	05/03/2017	22,500,000	22,500,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio
	Interest Rate	Maturity Date	Repurchase Amount	Value
RBC Capital Markets, LLC, term agreement dated 02/22/2017, maturing value of $26,000,000 (collateralized by municipal obligations valued at $27,300,001; 0.64%-6.40%; 05/01/2022-05/15/2115)(c)(d)(i)	0.99%	04/21/2017	$26,000,000	$26,000,000
Wells Fargo Securities, LLC, term agreement dated 02/28/2017, maturing value of $20,000,422 (collateralized by foreign corporate obligations valued at $20,400,000; 0.88%-2.25%; 04/19/2018-01/17/2023)(i)	0.76%	03/01/2017	20,000,422	20,000,000
Total Repurchase Agreements (Cost $167,000,000)				167,000,000
TOTAL INVESTMENTS(j)(k)–99.93% (Cost $687,592,303)				687,592,303
OTHER ASSETS LESS LIABILITIES–0.07%				450,067
NET ASSETS–100.00%				$688,042,370

Investment Abbreviations:

CEP	– Credit Enhancement Provider
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
RB	– Revenue Bonds
Ref.	– Refunding
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2017 was $299,407,504, which represented 43.52% of the Fund’s Net Assets.
(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2017.
(d)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 17.3%; Japan: 10.7%; Netherlands: 8.1%; Germany: 7.8%; France: 7.6%; Australia: 7.3%; Switzerland: 6.0%; other countries less than 5% each: 9.2%.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2017.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1H.
(h)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(i)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(j)	Also represents cost for federal income tax purposes.
(k)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy the issuer’s obligation. No concentration of any single entity was greater than 5% each.

Portfolio Composition by Maturity

In days, as of 02/28/17

1-7	50.7%
8-30	11.4
31-60	9.9
61-90	9.2
91-180	13.9
181+	4.9

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 of the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Assets and Liabilities

February 28, 2017

(Unaudited)

Premier Portfolio
Assets:
Investments, at value and cost	$520,592,303
Repurchase agreements, at value and cost	167,000,000
Total investments, at value and cost	687,592,303
Receivable for:
Investments sold	1,105,000
Fund shares sold	14,004
Interest	339,466
Other assets	195
Total assets	689,050,968

Liabilities:
Payable for:
Fund shares reacquired	120,011
Amount due custodian	489,242
Dividends	399,345
Total liabilities	1,008,598
Net assets applicable to shares outstanding	$688,042,370

Net assets consist of:
Shares of beneficial interest	$687,627,878
Undistributed net investment income	134,548
Undistributed net realized gain	279,944
$688,042,370

Net Assets:
Investor Class	$31,071,839
Institutional Class	$656,930,484
Private Investment Class	$10,014
Personal Investment Class	$10,007
Reserve Class	$10,006
Resource Class	$10,020

Shares outstanding, no par value, with an unlimited number of shares authorized:
Investor Class	31,053,319
Institutional Class	656,537,070
Private Investment Class	10,008
Personal Investment Class	10,002
Reserve Class	10,000
Resource Class	10,014
Net asset value, offering and redemption price per share for each class	$1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Operations

For the six months ended February 28, 2017

(Unaudited)

Premier Portfolio
Investment income:
Interest	$4,382,544
Other income	3
Total investment income	4,382,547

Expenses:
Advisory fees	1,805,323
Distribution fees:
Private Investment Class	15
Personal Investment Class	27
Reserve Class	43
Resource Class	8
Total expenses	1,805,416
Less: Fees waived and expenses reimbursed	(505,512)
Net expenses	1,299,904
Net investment income	3,082,643

Realized and unrealized gain from:
Net realized gain from Investment securities	122,154
Net increase in net assets resulting from operations	$3,204,797

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Changes in Net Assets

For the six months ended February 28, 2017 and the year ended August 31, 2016

(Unaudited)

	Premier Portfolio
	February 28, 2017	August 31, 2016
Operations:
Net investment income	$3,082,643	$24,752,626
Net realized gain	122,154	157,791
Net increase in net assets resulting from operations	3,204,797	24,910,417

Distributions to shareholders from net investment income:
Investor Class	(84,661)	(137,190)
Institutional Class	(2,997,948)	(24,615,436)
Private Investment Class	(11)	—
Personal Investment Class	(4)	—
Resource Class	(19)	—
Total distributions from net investment income	(3,082,643)	(24,752,626)

Share transactions-net:
Investor Class	(8,408,866)	(11,314,578)
Institutional Class	(5,685,618,501)	(362,480,667)
Private Investment Class	10,008	—
Personal Investment Class	10,002	—
Reserve Class	10,000	—
Resource Class	10,014	—
Net increase (decrease) in net assets resulting from share transactions	(5,693,987,343)	(373,795,245)
Net increase (decrease) in net assets	(5,693,865,189)	(373,637,454)

Net assets:
Beginning of period	6,381,907,559	6,755,545,013
End of period*	$688,042,370	$6,381,907,559
* Includes accumulated undistributed net investment income	$134,548	$134,548

Notes to Financial Statements

February 28, 2017

(Unaudited)

NOTE 1—Significant Accounting Policies

Premier Portfolio (the “Fund”) is a series of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of three separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity.

The Fund currently consists of six classes of shares: Investor Class, Institutional Class, Private Investment Class, Personal Investment Class, Reserve Class and Resource Class. On September 1, 2016, the Fund began offering Private Investment Class, Personal Investment Class, Reserve Class and Resource Class shares. Investor Class shares of the Fund are offered only to certain grandfathered investors. Each class of shares is sold at net asset value.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

The Fund is a “retail money market fund” as defined in Rule 2a-7 under the 1940 Act, and will continue to seek to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation. “Retail money market funds” are required to adopt policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons.

The Fund may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if the Fund’s liquidity falls below required minimums or because of market conditions or other factors.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of their financial statements.

A.	Security Valuations — The Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

10                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any), adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
G.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreement, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
H.	Repurchase Agreements — The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

11                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

I.	Other Risks — Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser at an annual rate of 0.25% of the Fund’s average daily net assets. Pursuant to the master investment advisory agreement, the Adviser bears all expenses incurred by the Fund in connection with its operations, except for (1) interest, taxes and extraordinary items such as litigation costs; (2) brokers’ commissions, issue and transfer taxes, and other costs chargeable to the Fund in connection with securities transactions to which the Fund is a party or in connection with securities owned by the Fund; and (3) other expenditures which are capitalized in accordance with generally accepted accounting principles applicable to investment companies.

Under the terms of a master sub-advisory agreement between the Adviser to the Fund and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Inc., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2017, to waive advisory fees equal to 0.07% of the average daily net assets of the Fund.

Invesco and/or Invesco Distributors, Inc. (“IDI”) voluntarily waived fees and/or reimbursed expenses in order to increase the Fund’s yield. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

For the six months ended February 28, 2017, the Adviser waived advisory fees of $505,490 and reimbursed class level expenses of $5, $0, $17, and $0 of Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco to provide accounting services to the Fund. The Trust has also entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) to provide transfer agency and shareholder services to the Fund. Invesco and IIS do not charge the Fund any fees under these agreements.

The Trust has entered into master distribution agreements with IDI to serve as the distributor for the Investor Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.55% of the Fund’s average daily net assets of Personal Investment Class shares, 0.30% of the average daily net assets of Private Investment Class shares, 0.87% of the average daily net assets of Reserve Class shares and 0.16% of the average daily net assets of Resource Class shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended February 28, 2017, expenses incurred under the plans are shown in the Statement of Operations as Distribution fees.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

12                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of February 28, 2017, all of the securities in the Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended February 28, 2017, the Fund engaged in securities purchases of $601,949,226 and securities sales of $359,926,470, which did not result in any realized gains (losses).

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Remuneration is paid to certain Trustees and Officers of the Trust. Trustees have the option to defer their compensation. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested.

Certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan. The Fund’s allocable portion of the remuneration paid to the Trustees, including its allocable portion of the fees and benefits of the deferred compensation plan and retirement plan are paid by Invesco and not by the Trust.

NOTE 6—Cash Balances

The Fund is permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Fund for such activity, the Fund may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Fund can be compensated for use of funds.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have any capital loss carryforward as of August 31, 2016.

13                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 8—Share Information

Premier Portfolio

	Summary of Share Activity
	Six months ended February 28, 2017(a)		Year ended August 31, 2016
	Shares	Amount	Shares	Amount
Sold:
Investor Class	5,093,626	$5,093,626	18,963,172	$18,963,172
Institutional Class	2,286,548,158	2,286,548,158	42,238,500,196	42,238,500,196
Private Investment Class(b)	10,000	10,000	—	—
Personal Investment Class(b)	10,000	10,000	—	—
Reserve Class(b)	10,000	10,000	—	—
Resource Class(b)	10,000	10,000	—	—

Issued as reinvestment of dividends:
Investor Class	82,952	82,952	136,352	136,352
Institutional Class	1,532,704	1,532,704	4,040,010	4,040,010
Private Investment Class	8	8	—	—
Personal Investment Class	2	2	—	—
Resource Class	14	14	—	—

Reacquired:
Investor Class	(13,585,444)	(13,585,444)	(30,414,102)	(30,414,102)
Institutional Class	(7,973,699,363)	(7,973,699,363)	(42,605,020,873)	(42,605,020,873)
Net increase (decrease) in share activity	(5,693,987,343)	$(5,693,987,343)	(373,795,245)	$(373,795,245)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 83% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Commencement date of September 1, 2016 for Private Investment Class, Personal Investment Class, Reserve Class and Resource Class.

14                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 9—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the period indicated.

Private Investment Class

	Net asset value, beginning of period	Net investment income(a)	Net gains on securities (realized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements		Ratio of expenses to average net assets without fee waivers and/or expense reimbursements		Ratio of net investment income to average net assets
Premier Portfolio
Six months ended 02/28/17	$1.00	$0.00	$0.00	$0.00	$(0.00)	$1.00	0.18%	$10	0.48	%(c)	0.55	%(c)	0.13	%(c)

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(c)	Ratios are annualized and based on average daily net assets (000’s omitted) of $10.

15                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Calculating your ongoing Fund expenses

Example

As a shareholder in the Private Investment Class, you incur ongoing costs, such as management fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2016 through February 28, 2017.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Private Investment Class	Beginning Account Value (09/01/16)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (02/28/17)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/17)	Expenses Paid During Period[2]
Premier Portfolio	$1,000.00	$1,001.80	$2.38	$1,022.41	$2.41	0.48%

[1]	The actual ending account value is based on the actual total return of the Fund for the period September 1, 2016, through February 28, 2017, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

16                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-Q filings on the SEC website, sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05460 and 033-19862	Invesco Distributors, Inc.	CM-I-TST-SAR-5	04182017	1028

Semiannual Report to Shareholders	February 28, 2017
Personal Investment Class
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)
Premier Portfolio

2	Fund Data
3	Letters to Shareholders
4	Schedule of Investments
8	Financial Statements
10	Notes to Financial Statements
15	Financial Highlights
16	Fund Expenses

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of February 28, 2017, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Data

Personal Investment Class data as of 2/28/17
FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS

	Range During Reporting Period	At Reporting Period End	At Reporting Period End
Premier	1 - 25 days	22 days	49 days	$10.0 thousand

Weighted average maturity (WAM) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

    Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

2	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

Money market investors cheered when the US Federal Reserve (the Fed) unanimously raised its federal funds target rate in December 2016 – just the second increase since 2006. The Fed raised this key rate from a range of 0.25% to 0.50% to a range of 0.50% to 0.75%.[1]

    The Fed’s decision was based on evidence of a strengthening US economy – specifically, a stronger labor market and inflation moving closer to the Fed’s target levels. Fed-watchers suggested that a strengthening US economy, as well as the proposed spending, tax and regulatory policies of the Trump administration, could cause the Fed to accelerate future interest rate hikes. Raising rates sooner rather than later would provide the Fed with greater dexterity to respond to higher-than-projected economic growth in the future.

    At the close of the reporting period, most major global economies continued to maintain interest rates at, near or below zero in an effort to fuel inflation and spur economic growth. Many major central banks, including the European Central Bank, the Bank of England and the Bank of Japan, all cut rates during 2016.

    During the reporting period, the US money market fund industry fully implemented reform measures in October that had been announced by the US Securities and Exchange Commission in 2014. Invesco is pleased to report that we successfully implemented required money market reform policies on October 12, 2016.

    For Invesco’s money market fund professionals, safety is of paramount importance in the investment process. Their conservative investment philosophy has always focused on providing principal preservation, liquidity, and return – in that order – to our money market fund investors. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

1	Source: US Federal Reserve

3	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments

February 28, 2017

(Unaudited)

Premier Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper–36.30%(a)
Asset-Backed Securities — Consumer Receivables–1.02%
Old Line Funding, LLC(b)(c)	1.23%	05/03/2017	$7,000	$7,000,000

Asset-Backed Securities — Fully Supported–7.69%
Bennington Stark Capital Co., LLC (CEP–Societe Generale S.A.)(b)(d)	0.90%	03/06/2017	16,000	15,998,000
Bennington Stark Capital Co., LLC (CEP–Societe Generale S.A.)(b)(d)	1.15%	04/07/2017	8,000	7,990,544
Kells Funding LLC (CEP–FMS Wertmanagement)(d)	1.10%	05/24/2017	7,000	6,982,033
Kells Funding LLC (CEP–FMS Wertmanagement)(b)(c)(d)	1.13%	05/02/2017	10,000	9,999,948
Ridgefield Funding Co. LLC (CEP–BNP Paribas S.A.)(b)(d)	1.13%	03/15/2017	7,000	6,996,924
Ridgefield Funding Co. LLC (CEP–BNP Paribas S.A.)(b)(d)	1.43%	07/05/2017	5,000	4,975,150
				52,942,599

Asset-Backed Securities — Fully Supported Bank–12.35%
Anglesea Funding LLC (Multi–CEP’s)(b)(d)	0.93%	04/10/2017	10,000	9,989,667
Anglesea Funding LLC (Multi–CEP’s)(b)(d)	1.10%	04/03/2017	5,000	4,994,958
Cancara Asset Securitisation LLC (CEP–Lloyds Bank LLC)(d)	1.10%	04/07/2017	8,000	7,990,956
Collateralized Commercial Paper II Co., LLC (CEP–JPMorgan Securities LLC)(c)	1.37%	08/10/2017	7,000	7,000,000
Ebury Finance LLC (Multi–CEP’s)(b)(d)	0.70%	03/01/2017	7,500	7,500,000
Institutional Secured Funding Ltd. (Multi–CEP’s)(b)(d)	0.90%	03/06/2017	10,000	9,998,750
Matchpoint Finance PLC (CEP–BNP Paribas S.A.)(b)(d)	0.95%	03/09/2017	7,000	6,998,522
Regency Markets No. 1 LLC (CEP–HSBC Bank PLC)(b)(d)	0.80%	03/28/2017	10,000	9,994,000
Working Capital Management Co., L.P. (CEP–Mizuho Bank, Ltd.)(b)(d)	0.82%	03/23/2017	6,500	6,496,743
Working Capital Management Co., L.P. (CEP–Mizuho Bank, Ltd.)(b)(d)	0.94%	03/17/2017	14,000	13,994,151
				84,957,747

Asset-Backed Securities — Multi-Purpose–1.01%
CRC Funding, LLC(b)	1.07%	03/21/2017	1,965	1,963,832
Versailles Commercial Paper LLC(b)	0.91%	03/20/2017	5,000	4,997,599
				6,961,431

Consumer Finance–1.02%
Toyota Motor Credit Corp.(c)(d)	1.29%	07/26/2017	7,000	7,000,000

Diversified Banks–11.91%
Bank of Nova Scotia(b)(d)	1.08%	04/13/2017	7,000	6,990,970
BPCE S.A.(b)(d)	1.21%	05/09/2017	9,000	8,979,128
Canadian Imperial Bank of Commerce(b)(c)(d)	1.21%	08/04/2017	9,000	9,000,000
Commonwealth Bank of Australia(b)(c)(d)	1.28%	08/17/2017	7,000	7,000,000
DZ Bank AG Deutsche Zentral-Genossenschaftsbank(b)(c)(d)	1.15%	06/08/2017	5,000	5,000,000
Erste Abwicklungsanstalt(b)(c)(d)	1.12%	03/10/2017	5,000	5,000,000
Erste Abwicklungsanstalt(b)(c)(d)	1.13%	03/21/2017	7,000	7,000,000
National Bank of Abu Dhabi PJSC(b)(d)	0.76%	03/07/2017	10,000	9,998,733
NRW Bank(b)(d)	1.00%	04/03/2017	5,000	4,995,417
NRW Bank(b)(d)	1.05%	04/07/2017	5,000	4,994,604
NRW Bank(b)(d)	1.05%	04/18/2017	6,000	5,991,600
Westpac Banking Corp.(b)(c)(d)	1.18%	04/27/2017	7,000	7,000,012
				81,950,464

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Other Diversified Financial Services–0.72%
Ontario Teacher’s Finance Trust(b)(d)	1.26%	08/11/2017	$5,000	$4,971,701

Specialized Finance–0.58%
CDP Financial Inc.(d)	0.96%	04/05/2017	4,000	3,996,267
Total Commercial Paper (Cost $249,780,209)				249,780,209

Certificates of Deposit–20.67%
Australia & New Zealand Banking Group, Ltd.(b)(d)	0.58%	03/01/2017	30,000	30,000,000
Bank of Montreal(c)(d)	1.38%	11/03/2017	7,000	7,000,000
Bank of Nova Scotia(c)(d)	1.38%	11/03/2017	7,000	7,000,000
Canadian Imperial Bank of Commerce(c)(d)	1.23%	07/21/2017	6,000	6,000,000
Citibank, N.A.	1.30%	07/07/2017	9,000	9,000,000
Dexia Credit Local S.A.(c)(d)	1.18%	08/16/2017	11,000	11,000,000
DZ Bank AG Deutsche Zentral-Genossenschaftsbank(c)(d)	1.46%	10/25/2017	4,000	4,000,000
KBC Bank N.V.(d)	1.05%	03/06/2017	10,000	10,000,000
Norinchukin Bank (The)(b)(d)	0.94%	03/14/2017	4,200	4,200,059
Norinchukin Bank (The)(b)(d)	1.03%	05/16/2017	8,000	8,000,165
Norinchukin Bank (The)(b)(d)	1.22%	03/27/2017	6,000	6,001,327
Royal Bank of Canada(c)(d)	1.29%	12/19/2017	5,000	5,000,000
Svenska Handelsbanken AB(c)(d)	1.29%	08/01/2017	7,000	7,000,000
Toronto-Dominion Bank (The)(d)	1.08%	03/21/2017	5,000	5,000,000
Toronto-Dominion Bank (The)(c)(d)	1.29%	08/18/2017	5,000	5,000,000
UBS AG(c)(d)	1.39%	08/02/2017	7,000	7,000,000
Wells Fargo Bank, N.A.(c)	1.32%	01/19/2018	5,000	5,000,000
Westpac Banking Corp.(c)(d)	1.28%	01/05/2018	6,000	6,000,000
Total Certificates of Deposit (Cost $142,201,551)				142,201,551

Variable Rate Demand Notes–18.25%(e)
Credit Enhanced–18.25%
California (State of) Infrastructure & Economic Development Bank (Traditional Baking Inc.); Series 2003, VRD IDR (LOC–U.S. Bank, N.A.)(f)	0.72%	08/01/2028	895	895,000
Columbus (City of), Ohio Regional Airport Authority (FlightSafety International Inc.); Series 2015 A, VRD RB (CEP–Berkshire Hathaway Inc.)	0.68%	04/01/2035	8,000	8,000,000
Derry (Township of), Pennsylvania Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC–PNC Bank, N.A.)(f)	0.73%	11/01/2030	1,895	1,895,000
EagleBend Affordable Housing Corp.; Series 2006 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(f)	0.66%	07/01/2021	1,570	1,570,000
Federal Home Loan Mortgage Corp.; Series M028, Class A, VRD MFH Ctfs.	0.65%	09/15/2024	8,375	8,375,000
Gary Chicago International Airport Authority (Gary Jet Center); Series 2011, VRD Special Purpose Facility RB (LOC–BMO Harris Bank N.A.)(f)	0.70%	05/01/2036	6,765	6,765,000
Hart Family Holdings LLC; Series 2011, VRD Taxable Option Notes (LOC–FHLB of Dallas)(f)	0.75%	12/01/2031	11,485	11,485,000
Huntington (City of), Indiana (Huntington University Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC–Wells Fargo Bank, N.A.)(f)	0.72%	08/01/2037	2,149	2,149,000
Illinois (State of) Finance Authority (The Catherine Cook School); Series 2007, VRD RB (LOC–Northern Trust Co. (The))(f)	0.71%	01/01/2037	4,270	4,270,000
Indiana (State of) Finance Authority (Ispat Inland Inc.); Series 2005, Ref. VRD Environmental Improvement RB (LOC–Rabobank Nederland)(d)(f)	0.70%	06/01/2035	1,967	1,967,000
Jets Stadium Development, LLC; Series 2007 A-4, VRD Project RB (LOC–Sumitomo Mitsui Banking Corp.)(b)(d)(f)	0.74%	04/01/2047	24,200	24,200,000
Jets Stadium Development, LLC; Series 2014 A-4B, VRD Bonds (LOC–Sumitomo Mitsui Banking Corp.)(b)(d)(f)	0.74%	04/01/2047	4,000	4,000,000
Knox (City of), Indiana (J.W. Hicks, Inc.); Series 2005 A, VRD Economic Development RB (LOC–BMO Harris Bank N.A.)(f)	0.70%	03/01/2022	760	760,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
La Porte (City of), Indiana (Alpha Baking Co., Inc.); Series 2001, Ref. VRD Economic Development RB (LOC–BMO Harris Bank N.A.)(f)	0.70%	11/01/2018	$2,130	$2,130,000
Marion (County of), Oregon Housing Authority (Residence at Marion Estates); Series 1997, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.70%	07/01/2027	1,380	1,380,000
Mobile (City of), Alabama Downtown Redevelopment Authority (Austal USA, LLC); Series 2011 A, VRD Gulf Opportunity Zone RB (LOC–Bank of America, N.A.)(b)(f)	0.66%	05/01/2041	1,820	1,820,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing) Series 2014 B, VRD RB (LOC–Bank of China Ltd.)(f)	1.19%	11/01/2049	9,000	9,000,000
North Carolina (State of) Capital Facilities Finance Agency (Roman Catholic Diocese of Charlotte); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.65%	06/01/2017	140	140,000
Pennsylvania (State of) Economic Development Financing Authority (Salem Road Properties, L.P.); Series 2007 D-1, VRD RB (LOC–PNC Bank, N.A.)(f)	0.75%	12/01/2029	600	600,000
Pinellas (County of), Florida Health Facilities Authority (Baycare Health System); Series 2009 A-2, VRD Health System RB (LOC–Northern Trust Co. (The))(f)	0.65%	11/01/2038	5,505	5,505,000
San Gabriel (City of), Texas Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.66%	04/01/2026	1,915	1,915,000
San Jose (City of), California (Sunset Square Apartments); Series 2002 E, VRD MFH RB (LOC-Citibank, N.A.)(f)	0.70%	06/01/2034	3,769	3,769,000
Sierra Vista (City of), Arizona Industrial Development Authority (Mountain Steppes Apartments); Series 2001A, Ref. VRD MFH RB (CEP–FNMA)	0.64%	06/15/2031	2,660	2,660,000
St. Paul (City of), Minnesota Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)	0.64%	10/01/2033	5,199	5,199,000
Texas (State of) Department of Housing & Community Affairs (Champions Crossing Apartments); Series 2006, Ref. VRD MFH Mortgage RB (CEP–FNMA)(b)	0.67%	09/15/2036	4,375	4,375,000
Texas (State of) Southeast Texas Housing Finance Corp. (Mansions at Moses Lake Apartments); Series 2008, VRD MFH RB (CEP–FHLMC)	0.67%	06/01/2041	6,890	6,890,000
West Shore Medical Center; Series 2001, VRD Health Facilities RB (LOC–PNC Bank, N.A.)(f)	0.66%	04/01/2022	3,895	3,895,000
Total Variable Rate Demand Notes (Cost $125,609,000)				125,609,000

Notes–0.44%
Bank of Nova Scotia, Sr. Unsec. Global Floating Rate Notes(c)(d) (Cost $3,001,543)	1.32%	04/11/2017	3,000	3,001,543
TOTAL INVESTMENTS (excluding Repurchase Agreements)–75.66% (Cost $520,592,303)				520,592,303

			Repurchase Amount
Repurchase Agreements–24.27%(g)
Bank of Nova Scotia, agreement dated 02/28/2017, maturing value of $15,000,317 (collateralized by a foreign corporate obligation valued at $15,300,434; 1.00%; 05/13/2019)(d)	0.76%	03/01/2017	15,000,317	15,000,000
BMO Capital Markets Corp., agreement dated 02/28/2017, maturing value of $15,000,317 (collateralized by foreign corporate obligations valued at $15,750,001; 0%-2.25%; 08/01/2018-06/15/2022)(d)	0.76%	03/01/2017	15,000,317	15,000,000
Citigroup Global Markets Inc., open agreement dated 01/25/2017, maturing value of $5,500,000 (collateralized by a foreign corporate obligation valued at $5,610,000; 0%; 08/09/2017)(h)	1.54%	—	—	5,500,000
Credit Suisse Securities (USA) LLC, term agreement dated 02/22/2017, maturing value of $34,005,157 (collateralized by domestic agency mortgage-backed securities valued at $35,700,245; 0%-1.52%; 05/25/2034-09/25/2056)(d)(i)	0.78%	03/01/2017	34,005,157	34,000,000
ING Financial Markets, LLC, agreement dated 02/28/2017, maturing value of $29,000,717 (collateralized by domestic agency mortgage-backed securities valued at $31,901,007; 5.25%-10.00%; 04/01/2019-05/01/2022)(d)	0.89%	03/01/2017	29,000,717	29,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., term agreement dated 02/02/2017, maturing value of $22,500,000 (collateralized by valued at $23,625,000; 0%; 03/01/2017-02/22/2018)(c)	1.58%	05/03/2017	22,500,000	22,500,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio
	Interest Rate	Maturity Date	Repurchase Amount	Value
RBC Capital Markets, LLC, term agreement dated 02/22/2017, maturing value of $26,000,000 (collateralized by municipal obligations valued at $27,300,001; 0.64%-6.40%; 05/01/2022-05/15/2115)(c)(d)(i)	0.99%	04/21/2017	$26,000,000	$26,000,000
Wells Fargo Securities, LLC, term agreement dated 02/28/2017, maturing value of $20,000,422 (collateralized by foreign corporate obligations valued at $20,400,000; 0.88%-2.25%; 04/19/2018-01/17/2023)(i)	0.76%	03/01/2017	20,000,422	20,000,000
Total Repurchase Agreements (Cost $167,000,000)				167,000,000
TOTAL INVESTMENTS(j)(k)–99.93% (Cost $687,592,303)				687,592,303
OTHER ASSETS LESS LIABILITIES–0.07%				450,067
NET ASSETS–100.00%				$688,042,370

Investment Abbreviations:

CEP	– Credit Enhancement Provider
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
RB	– Revenue Bonds
Ref.	– Refunding
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2017 was $299,407,504, which represented 43.52% of the Fund’s Net Assets.
(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2017.
(d)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 17.3%; Japan: 10.7%; Netherlands: 8.1%; Germany: 7.8%; France: 7.6%; Australia: 7.3%; Switzerland: 6.0%; other countries less than 5% each: 9.2%.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2017.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1H.
(h)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(i)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(j)	Also represents cost for federal income tax purposes.
(k)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy the issuer’s obligation. No concentration of any single entity was greater than 5% each.

Portfolio Composition by Maturity

In days, as of 02/28/17

1-7	50.7%
8-30	11.4
31-60	9.9
61-90	9.2
91-180	13.9
181+	4.9

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 of the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Assets and Liabilities

February 28, 2017

(Unaudited)

Premier Portfolio
Assets:
Investments, at value and cost	$520,592,303
Repurchase agreements, at value and cost	167,000,000
Total investments, at value and cost	687,592,303
Receivable for:
Investments sold	1,105,000
Fund shares sold	14,004
Interest	339,466
Other assets	195
Total assets	689,050,968

Liabilities:
Payable for:
Fund shares reacquired	120,011
Amount due custodian	489,242
Dividends	399,345
Total liabilities	1,008,598
Net assets applicable to shares outstanding	$688,042,370

Net assets consist of:
Shares of beneficial interest	$687,627,878
Undistributed net investment income	134,548
Undistributed net realized gain	279,944
$688,042,370

Net Assets:
Investor Class	$31,071,839
Institutional Class	$656,930,484
Private Investment Class	$10,014
Personal Investment Class	$10,007
Reserve Class	$10,006
Resource Class	$10,020

Shares outstanding, no par value, with an unlimited number of shares authorized:
Investor Class	31,053,319
Institutional Class	656,537,070
Private Investment Class	10,008
Personal Investment Class	10,002
Reserve Class	10,000
Resource Class	10,014
Net asset value, offering and redemption price per share for each class	$1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Operations

For the six months ended February 28, 2017

(Unaudited)

Premier Portfolio
Investment income:
Interest	$4,382,544
Other income	3
Total investment income	4,382,547

Expenses:
Advisory fees	1,805,323
Distribution fees:
Private Investment Class	15
Personal Investment Class	27
Reserve Class	43
Resource Class	8
Total expenses	1,805,416
Less: Fees waived and expenses reimbursed	(505,512)
Net expenses	1,299,904
Net investment income	3,082,643

Realized and unrealized gain from:
Net realized gain from Investment securities	122,154
Net increase in net assets resulting from operations	$3,204,797

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Changes in Net Assets

For the six months ended February 28, 2017 and the year ended August 31, 2016

(Unaudited)

	Premier Portfolio
	February 28, 2017	August 31, 2016
Operations:
Net investment income	$3,082,643	$24,752,626
Net realized gain	122,154	157,791
Net increase in net assets resulting from operations	3,204,797	24,910,417

Distributions to shareholders from net investment income:
Investor Class	(84,661)	(137,190)
Institutional Class	(2,997,948)	(24,615,436)
Private Investment Class	(11)	—
Personal Investment Class	(4)	—
Resource Class	(19)	—
Total distributions from net investment income	(3,082,643)	(24,752,626)

Share transactions-net:
Investor Class	(8,408,866)	(11,314,578)
Institutional Class	(5,685,618,501)	(362,480,667)
Private Investment Class	10,008	—
Personal Investment Class	10,002	—
Reserve Class	10,000	—
Resource Class	10,014	—
Net increase (decrease) in net assets resulting from share transactions	(5,693,987,343)	(373,795,245)
Net increase (decrease) in net assets	(5,693,865,189)	(373,637,454)

Net assets:
Beginning of period	6,381,907,559	6,755,545,013
End of period*	$688,042,370	$6,381,907,559
* Includes accumulated undistributed net investment income	$134,548	$134,548

Notes to Financial Statements

February 28, 2017

(Unaudited)

NOTE 1—Significant Accounting Policies

Premier Portfolio (the “Fund”) is a series of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of three separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity.

The Fund currently consists of six classes of shares: Investor Class, Institutional Class, Private Investment Class, Personal Investment Class, Reserve Class and Resource Class. On September 1, 2016, the Fund began offering Private Investment Class, Personal Investment Class, Reserve Class and Resource Class shares. Investor Class shares of the Fund are offered only to certain grandfathered investors. Each class of shares is sold at net asset value.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

The Fund is a “retail money market fund” as defined in Rule 2a-7 under the 1940 Act, and will continue to seek to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation. “Retail money market funds” are required to adopt policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons.

The Fund may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if the Fund’s liquidity falls below required minimums or because of market conditions or other factors.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of their financial statements.

A.	Security Valuations — The Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

10                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any), adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
G.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreement, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
H.	Repurchase Agreements — The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

11                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

I.	Other Risks — Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser at an annual rate of 0.25% of the Fund’s average daily net assets. Pursuant to the master investment advisory agreement, the Adviser bears all expenses incurred by the Fund in connection with its operations, except for (1) interest, taxes and extraordinary items such as litigation costs; (2) brokers’ commissions, issue and transfer taxes, and other costs chargeable to the Fund in connection with securities transactions to which the Fund is a party or in connection with securities owned by the Fund; and (3) other expenditures which are capitalized in accordance with generally accepted accounting principles applicable to investment companies.

Under the terms of a master sub-advisory agreement between the Adviser to the Fund and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Inc., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2017, to waive advisory fees equal to 0.07% of the average daily net assets of the Fund.

Invesco and/or Invesco Distributors, Inc. (“IDI”) voluntarily waived fees and/or reimbursed expenses in order to increase the Fund’s yield. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

For the six months ended February 28, 2017, the Adviser waived advisory fees of $505,490 and reimbursed class level expenses of $5, $0, $17, and $0 of Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco to provide accounting services to the Fund. The Trust has also entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) to provide transfer agency and shareholder services to the Fund. Invesco and IIS do not charge the Fund any fees under these agreements.

The Trust has entered into master distribution agreements with IDI to serve as the distributor for the Investor Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.55% of the Fund’s average daily net assets of Personal Investment Class shares, 0.30% of the average daily net assets of Private Investment Class shares, 0.87% of the average daily net assets of Reserve Class shares and 0.16% of the average daily net assets of Resource Class shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended February 28, 2017, expenses incurred under the plans are shown in the Statement of Operations as Distribution fees.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

12                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of February 28, 2017, all of the securities in the Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended February 28, 2017, the Fund engaged in securities purchases of $601,949,226 and securities sales of $359,926,470, which did not result in any realized gains (losses).

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Remuneration is paid to certain Trustees and Officers of the Trust. Trustees have the option to defer their compensation. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested.

Certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan. The Fund’s allocable portion of the remuneration paid to the Trustees, including its allocable portion of the fees and benefits of the deferred compensation plan and retirement plan are paid by Invesco and not by the Trust.

NOTE 6—Cash Balances

The Fund is permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Fund for such activity, the Fund may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Fund can be compensated for use of funds.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have any capital loss carryforward as of August 31, 2016.

13                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 8—Share Information

Premier Portfolio

	Summary of Share Activity
	Six months ended February 28, 2017(a)		Year ended August 31, 2016
	Shares	Amount	Shares	Amount
Sold:
Investor Class	5,093,626	$5,093,626	18,963,172	$18,963,172
Institutional Class	2,286,548,158	2,286,548,158	42,238,500,196	42,238,500,196
Private Investment Class(b)	10,000	10,000	—	—
Personal Investment Class(b)	10,000	10,000	—	—
Reserve Class(b)	10,000	10,000	—	—
Resource Class(b)	10,000	10,000	—	—

Issued as reinvestment of dividends:
Investor Class	82,952	82,952	136,352	136,352
Institutional Class	1,532,704	1,532,704	4,040,010	4,040,010
Private Investment Class	8	8	—	—
Personal Investment Class	2	2	—	—
Resource Class	14	14	—	—

Reacquired:
Investor Class	(13,585,444)	(13,585,444)	(30,414,102)	(30,414,102)
Institutional Class	(7,973,699,363)	(7,973,699,363)	(42,605,020,873)	(42,605,020,873)
Net increase (decrease) in share activity	(5,693,987,343)	$(5,693,987,343)	(373,795,245)	$(373,795,245)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 83% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Commencement date of September 1, 2016 for Private Investment Class, Personal Investment Class, Reserve Class and Resource Class.

14                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 9—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the period indicated.

Personal Investment Class

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains on securities (realized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements		Ratio of expenses to average net assets without fee waivers and/or expense reimbursements		Ratio of net investment income (loss) to average net assets
Premier Portfolio
Six months ended 02/28/17	$1.00	$(0.00)	$0.00	$0.00	$(0.00)	$1.00	0.10%	$10	0.63	%(c)	0.80	%(c)	(0.02	)%(c)

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(c)	Ratios are annualized and based on average daily net assets (000’s omitted) of $10.

15                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Calculating your ongoing Fund expenses

Example

As a shareholder in the Personal Investment Class, you incur ongoing costs, such as management fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2016 through February 28, 2017.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Personal Investment Class	Beginning Account Value (09/01/16)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (02/28/17)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/17)	Expenses Paid During Period[2]
Premier Portfolio	$1,000.00	$1,001.00	$3.13	$1,021.67	$3.16	0.63%

[1]	The actual ending account value is based on the actual total return of the Fund for the period September 1, 2016, through February 28, 2017, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

16                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-Q filings on the SEC website, sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05460 and 033-19862	Invesco Distributors, Inc.	CM-I-TST-SAR-6	04182017 1028

Semiannual Report to Shareholders	February 28, 2017
Reserve Class
AIM Treasurer’s Series Trust
(Invesco Treasurer’s Series Trust)
Premier Portfolio

2	Fund Data
3	Letters to Shareholders
4	Schedule of Investments
8	Financial Statements
10	Notes to Financial Statements
15	Financial Highlights
16	Fund Expenses

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of February 28, 2017, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Data

Reserve Class data as of 2/28/17
FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS

	Range During Reporting Period	At Reporting Period End	At Reporting Period End
Premier	1 - 25 days	22 days	49 days	$10.0 thousand

Weighted average maturity (WAM) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

    Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

2	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

Money market investors cheered when the US Federal Reserve (the Fed) unanimously raised its federal funds target rate in December 2016 – just the second increase since 2006. The Fed raised this key rate from a range of 0.25% to 0.50% to a range of 0.50% to 0.75%.[1]

    The Fed’s decision was based on evidence of a strengthening US economy – specifically, a stronger labor market and inflation moving closer to the Fed’s target levels. Fed-watchers suggested that a strengthening US economy, as well as the proposed spending, tax and regulatory policies of the Trump administration, could cause the Fed to accelerate future interest rate hikes. Raising rates sooner rather than later would provide the Fed with greater dexterity to respond to higher-than-projected economic growth in the future.

    At the close of the reporting period, most major global economies continued to maintain interest rates at, near or below zero in an effort to fuel inflation and spur economic growth. Many major central banks, including the European Central Bank, the Bank of England and the Bank of Japan, all cut rates during 2016.

    During the reporting period, the US money market fund industry fully implemented reform measures in October that had been announced by the US Securities and Exchange Commission in 2014. Invesco is pleased to report that we successfully implemented required money market reform policies on October 12, 2016.

    For Invesco’s money market fund professionals, safety is of paramount importance in the investment process. Their conservative investment philosophy has always focused on providing principal preservation, liquidity, and return – in that order – to our money market fund investors. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

1	Source: US Federal Reserve

3	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments

February 28, 2017

(Unaudited)

Premier Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper–36.30%(a)
Asset-Backed Securities — Consumer Receivables–1.02%
Old Line Funding, LLC(b)(c)	1.23%	05/03/2017	$7,000	$7,000,000

Asset-Backed Securities — Fully Supported–7.69%
Bennington Stark Capital Co., LLC (CEP–Societe Generale S.A.)(b)(d)	0.90%	03/06/2017	16,000	15,998,000
Bennington Stark Capital Co., LLC (CEP–Societe Generale S.A.)(b)(d)	1.15%	04/07/2017	8,000	7,990,544
Kells Funding LLC (CEP–FMS Wertmanagement)(d)	1.10%	05/24/2017	7,000	6,982,033
Kells Funding LLC (CEP–FMS Wertmanagement)(b)(c)(d)	1.13%	05/02/2017	10,000	9,999,948
Ridgefield Funding Co. LLC (CEP–BNP Paribas S.A.)(b)(d)	1.13%	03/15/2017	7,000	6,996,924
Ridgefield Funding Co. LLC (CEP–BNP Paribas S.A.)(b)(d)	1.43%	07/05/2017	5,000	4,975,150
				52,942,599

Asset-Backed Securities — Fully Supported Bank–12.35%
Anglesea Funding LLC (Multi–CEP’s)(b)(d)	0.93%	04/10/2017	10,000	9,989,667
Anglesea Funding LLC (Multi–CEP’s)(b)(d)	1.10%	04/03/2017	5,000	4,994,958
Cancara Asset Securitisation LLC (CEP–Lloyds Bank LLC)(d)	1.10%	04/07/2017	8,000	7,990,956
Collateralized Commercial Paper II Co., LLC (CEP–JPMorgan Securities LLC)(c)	1.37%	08/10/2017	7,000	7,000,000
Ebury Finance LLC (Multi–CEP’s)(b)(d)	0.70%	03/01/2017	7,500	7,500,000
Institutional Secured Funding Ltd. (Multi–CEP’s)(b)(d)	0.90%	03/06/2017	10,000	9,998,750
Matchpoint Finance PLC (CEP–BNP Paribas S.A.)(b)(d)	0.95%	03/09/2017	7,000	6,998,522
Regency Markets No. 1 LLC (CEP–HSBC Bank PLC)(b)(d)	0.80%	03/28/2017	10,000	9,994,000
Working Capital Management Co., L.P. (CEP–Mizuho Bank, Ltd.)(b)(d)	0.82%	03/23/2017	6,500	6,496,743
Working Capital Management Co., L.P. (CEP–Mizuho Bank, Ltd.)(b)(d)	0.94%	03/17/2017	14,000	13,994,151
				84,957,747

Asset-Backed Securities — Multi-Purpose–1.01%
CRC Funding, LLC(b)	1.07%	03/21/2017	1,965	1,963,832
Versailles Commercial Paper LLC(b)	0.91%	03/20/2017	5,000	4,997,599
				6,961,431

Consumer Finance–1.02%
Toyota Motor Credit Corp.(c)(d)	1.29%	07/26/2017	7,000	7,000,000

Diversified Banks–11.91%
Bank of Nova Scotia(b)(d)	1.08%	04/13/2017	7,000	6,990,970
BPCE S.A.(b)(d)	1.21%	05/09/2017	9,000	8,979,128
Canadian Imperial Bank of Commerce(b)(c)(d)	1.21%	08/04/2017	9,000	9,000,000
Commonwealth Bank of Australia(b)(c)(d)	1.28%	08/17/2017	7,000	7,000,000
DZ Bank AG Deutsche Zentral-Genossenschaftsbank(b)(c)(d)	1.15%	06/08/2017	5,000	5,000,000
Erste Abwicklungsanstalt(b)(c)(d)	1.12%	03/10/2017	5,000	5,000,000
Erste Abwicklungsanstalt(b)(c)(d)	1.13%	03/21/2017	7,000	7,000,000
National Bank of Abu Dhabi PJSC(b)(d)	0.76%	03/07/2017	10,000	9,998,733
NRW Bank(b)(d)	1.00%	04/03/2017	5,000	4,995,417
NRW Bank(b)(d)	1.05%	04/07/2017	5,000	4,994,604
NRW Bank(b)(d)	1.05%	04/18/2017	6,000	5,991,600
Westpac Banking Corp.(b)(c)(d)	1.18%	04/27/2017	7,000	7,000,012
				81,950,464

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Other Diversified Financial Services–0.72%
Ontario Teacher’s Finance Trust(b)(d)	1.26%	08/11/2017	$5,000	$4,971,701

Specialized Finance–0.58%
CDP Financial Inc.(d)	0.96%	04/05/2017	4,000	3,996,267
Total Commercial Paper (Cost $249,780,209)				249,780,209

Certificates of Deposit–20.67%
Australia & New Zealand Banking Group, Ltd.(b)(d)	0.58%	03/01/2017	30,000	30,000,000
Bank of Montreal(c)(d)	1.38%	11/03/2017	7,000	7,000,000
Bank of Nova Scotia(c)(d)	1.38%	11/03/2017	7,000	7,000,000
Canadian Imperial Bank of Commerce(c)(d)	1.23%	07/21/2017	6,000	6,000,000
Citibank, N.A.	1.30%	07/07/2017	9,000	9,000,000
Dexia Credit Local S.A.(c)(d)	1.18%	08/16/2017	11,000	11,000,000
DZ Bank AG Deutsche Zentral-Genossenschaftsbank(c)(d)	1.46%	10/25/2017	4,000	4,000,000
KBC Bank N.V.(d)	1.05%	03/06/2017	10,000	10,000,000
Norinchukin Bank (The)(b)(d)	0.94%	03/14/2017	4,200	4,200,059
Norinchukin Bank (The)(b)(d)	1.03%	05/16/2017	8,000	8,000,165
Norinchukin Bank (The)(b)(d)	1.22%	03/27/2017	6,000	6,001,327
Royal Bank of Canada(c)(d)	1.29%	12/19/2017	5,000	5,000,000
Svenska Handelsbanken AB(c)(d)	1.29%	08/01/2017	7,000	7,000,000
Toronto-Dominion Bank (The)(d)	1.08%	03/21/2017	5,000	5,000,000
Toronto-Dominion Bank (The)(c)(d)	1.29%	08/18/2017	5,000	5,000,000
UBS AG(c)(d)	1.39%	08/02/2017	7,000	7,000,000
Wells Fargo Bank, N.A.(c)	1.32%	01/19/2018	5,000	5,000,000
Westpac Banking Corp.(c)(d)	1.28%	01/05/2018	6,000	6,000,000
Total Certificates of Deposit (Cost $142,201,551)				142,201,551

Variable Rate Demand Notes–18.25%(e)
Credit Enhanced–18.25%
California (State of) Infrastructure & Economic Development Bank (Traditional Baking Inc.); Series 2003, VRD IDR (LOC–U.S. Bank, N.A.)(f)	0.72%	08/01/2028	895	895,000
Columbus (City of), Ohio Regional Airport Authority (FlightSafety International Inc.); Series 2015 A, VRD RB (CEP–Berkshire Hathaway Inc.)	0.68%	04/01/2035	8,000	8,000,000
Derry (Township of), Pennsylvania Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC–PNC Bank, N.A.)(f)	0.73%	11/01/2030	1,895	1,895,000
EagleBend Affordable Housing Corp.; Series 2006 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(f)	0.66%	07/01/2021	1,570	1,570,000
Federal Home Loan Mortgage Corp.; Series M028, Class A, VRD MFH Ctfs.	0.65%	09/15/2024	8,375	8,375,000
Gary Chicago International Airport Authority (Gary Jet Center); Series 2011, VRD Special Purpose Facility RB (LOC–BMO Harris Bank N.A.)(f)	0.70%	05/01/2036	6,765	6,765,000
Hart Family Holdings LLC; Series 2011, VRD Taxable Option Notes (LOC–FHLB of Dallas)(f)	0.75%	12/01/2031	11,485	11,485,000
Huntington (City of), Indiana (Huntington University Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC–Wells Fargo Bank, N.A.)(f)	0.72%	08/01/2037	2,149	2,149,000
Illinois (State of) Finance Authority (The Catherine Cook School); Series 2007, VRD RB (LOC–Northern Trust Co. (The))(f)	0.71%	01/01/2037	4,270	4,270,000
Indiana (State of) Finance Authority (Ispat Inland Inc.); Series 2005, Ref. VRD Environmental Improvement RB (LOC–Rabobank Nederland)(d)(f)	0.70%	06/01/2035	1,967	1,967,000
Jets Stadium Development, LLC; Series 2007 A-4, VRD Project RB (LOC–Sumitomo Mitsui Banking Corp.)(b)(d)(f)	0.74%	04/01/2047	24,200	24,200,000
Jets Stadium Development, LLC; Series 2014 A-4B, VRD Bonds (LOC–Sumitomo Mitsui Banking Corp.)(b)(d)(f)	0.74%	04/01/2047	4,000	4,000,000
Knox (City of), Indiana (J.W. Hicks, Inc.); Series 2005 A, VRD Economic Development RB (LOC–BMO Harris Bank N.A.)(f)	0.70%	03/01/2022	760	760,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
La Porte (City of), Indiana (Alpha Baking Co., Inc.); Series 2001, Ref. VRD Economic Development RB (LOC–BMO Harris Bank N.A.)(f)	0.70%	11/01/2018	$2,130	$2,130,000
Marion (County of), Oregon Housing Authority (Residence at Marion Estates); Series 1997, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.70%	07/01/2027	1,380	1,380,000
Mobile (City of), Alabama Downtown Redevelopment Authority (Austal USA, LLC); Series 2011 A, VRD Gulf Opportunity Zone RB (LOC–Bank of America, N.A.)(b)(f)	0.66%	05/01/2041	1,820	1,820,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing) Series 2014 B, VRD RB (LOC–Bank of China Ltd.)(f)	1.19%	11/01/2049	9,000	9,000,000
North Carolina (State of) Capital Facilities Finance Agency (Roman Catholic Diocese of Charlotte); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.65%	06/01/2017	140	140,000
Pennsylvania (State of) Economic Development Financing Authority (Salem Road Properties, L.P.); Series 2007 D-1, VRD RB (LOC–PNC Bank, N.A.)(f)	0.75%	12/01/2029	600	600,000
Pinellas (County of), Florida Health Facilities Authority (Baycare Health System); Series 2009 A-2, VRD Health System RB (LOC–Northern Trust Co. (The))(f)	0.65%	11/01/2038	5,505	5,505,000
San Gabriel (City of), Texas Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.66%	04/01/2026	1,915	1,915,000
San Jose (City of), California (Sunset Square Apartments); Series 2002 E, VRD MFH RB (LOC-Citibank, N.A.)(f)	0.70%	06/01/2034	3,769	3,769,000
Sierra Vista (City of), Arizona Industrial Development Authority (Mountain Steppes Apartments); Series 2001A, Ref. VRD MFH RB (CEP–FNMA)	0.64%	06/15/2031	2,660	2,660,000
St. Paul (City of), Minnesota Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)	0.64%	10/01/2033	5,199	5,199,000
Texas (State of) Department of Housing & Community Affairs (Champions Crossing Apartments); Series 2006, Ref. VRD MFH Mortgage RB (CEP–FNMA)(b)	0.67%	09/15/2036	4,375	4,375,000
Texas (State of) Southeast Texas Housing Finance Corp. (Mansions at Moses Lake Apartments); Series 2008, VRD MFH RB (CEP–FHLMC)	0.67%	06/01/2041	6,890	6,890,000
West Shore Medical Center; Series 2001, VRD Health Facilities RB (LOC–PNC Bank, N.A.)(f)	0.66%	04/01/2022	3,895	3,895,000
Total Variable Rate Demand Notes (Cost $125,609,000)				125,609,000

Notes–0.44%
Bank of Nova Scotia, Sr. Unsec. Global Floating Rate Notes(c)(d) (Cost $3,001,543)	1.32%	04/11/2017	3,000	3,001,543
TOTAL INVESTMENTS (excluding Repurchase Agreements)–75.66% (Cost $520,592,303)				520,592,303

			Repurchase Amount
Repurchase Agreements–24.27%(g)
Bank of Nova Scotia, agreement dated 02/28/2017, maturing value of $15,000,317 (collateralized by a foreign corporate obligation valued at $15,300,434; 1.00%; 05/13/2019)(d)	0.76%	03/01/2017	15,000,317	15,000,000
BMO Capital Markets Corp., agreement dated 02/28/2017, maturing value of $15,000,317 (collateralized by foreign corporate obligations valued at $15,750,001; 0%-2.25%; 08/01/2018-06/15/2022)(d)	0.76%	03/01/2017	15,000,317	15,000,000
Citigroup Global Markets Inc., open agreement dated 01/25/2017, maturing value of $5,500,000 (collateralized by a foreign corporate obligation valued at $5,610,000; 0%; 08/09/2017)(h)	1.54%	—	—	5,500,000
Credit Suisse Securities (USA) LLC, term agreement dated 02/22/2017, maturing value of $34,005,157 (collateralized by domestic agency mortgage-backed securities valued at $35,700,245; 0%-1.52%; 05/25/2034-09/25/2056)(d)(i)	0.78%	03/01/2017	34,005,157	34,000,000
ING Financial Markets, LLC, agreement dated 02/28/2017, maturing value of $29,000,717 (collateralized by domestic agency mortgage-backed securities valued at $31,901,007; 5.25%-10.00%; 04/01/2019-05/01/2022)(d)	0.89%	03/01/2017	29,000,717	29,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., term agreement dated 02/02/2017, maturing value of $22,500,000 (collateralized by valued at $23,625,000; 0%; 03/01/2017-02/22/2018)(c)	1.58%	05/03/2017	22,500,000	22,500,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio
	Interest Rate	Maturity Date	Repurchase Amount	Value
RBC Capital Markets, LLC, term agreement dated 02/22/2017, maturing value of $26,000,000 (collateralized by municipal obligations valued at $27,300,001; 0.64%-6.40%; 05/01/2022-05/15/2115)(c)(d)(i)	0.99%	04/21/2017	$26,000,000	$26,000,000
Wells Fargo Securities, LLC, term agreement dated 02/28/2017, maturing value of $20,000,422 (collateralized by foreign corporate obligations valued at $20,400,000; 0.88%-2.25%; 04/19/2018-01/17/2023)(i)	0.76%	03/01/2017	20,000,422	20,000,000
Total Repurchase Agreements (Cost $167,000,000)				167,000,000
TOTAL INVESTMENTS(j)(k)–99.93% (Cost $687,592,303)				687,592,303
OTHER ASSETS LESS LIABILITIES–0.07%				450,067
NET ASSETS–100.00%				$688,042,370

Investment Abbreviations:

CEP	– Credit Enhancement Provider
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
RB	– Revenue Bonds
Ref.	– Refunding
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2017 was $299,407,504, which represented 43.52% of the Fund’s Net Assets.
(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2017.
(d)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 17.3%; Japan: 10.7%; Netherlands: 8.1%; Germany: 7.8%; France: 7.6%; Australia: 7.3%; Switzerland: 6.0%; other countries less than 5% each: 9.2%.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2017.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1H.
(h)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(i)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(j)	Also represents cost for federal income tax purposes.
(k)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy the issuer’s obligation. No concentration of any single entity was greater than 5% each.

Portfolio Composition by Maturity

In days, as of 02/28/17

1-7	50.7%
8-30	11.4
31-60	9.9
61-90	9.2
91-180	13.9
181+	4.9

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 of the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Assets and Liabilities

February 28, 2017

(Unaudited)

Premier Portfolio
Assets:
Investments, at value and cost	$520,592,303
Repurchase agreements, at value and cost	167,000,000
Total investments, at value and cost	687,592,303
Receivable for:
Investments sold	1,105,000
Fund shares sold	14,004
Interest	339,466
Other assets	195
Total assets	689,050,968

Liabilities:
Payable for:
Fund shares reacquired	120,011
Amount due custodian	489,242
Dividends	399,345
Total liabilities	1,008,598
Net assets applicable to shares outstanding	$688,042,370

Net assets consist of:
Shares of beneficial interest	$687,627,878
Undistributed net investment income	134,548
Undistributed net realized gain	279,944
$688,042,370

Net Assets:
Investor Class	$31,071,839
Institutional Class	$656,930,484
Private Investment Class	$10,014
Personal Investment Class	$10,007
Reserve Class	$10,006
Resource Class	$10,020

Shares outstanding, no par value, with an unlimited number of shares authorized:
Investor Class	31,053,319
Institutional Class	656,537,070
Private Investment Class	10,008
Personal Investment Class	10,002
Reserve Class	10,000
Resource Class	10,014
Net asset value, offering and redemption price per share for each class	$1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Operations

For the six months ended February 28, 2017

(Unaudited)

Premier Portfolio
Investment income:
Interest	$4,382,544
Other income	3
Total investment income	4,382,547

Expenses:
Advisory fees	1,805,323
Distribution fees:
Private Investment Class	15
Personal Investment Class	27
Reserve Class	43
Resource Class	8
Total expenses	1,805,416
Less: Fees waived and expenses reimbursed	(505,512)
Net expenses	1,299,904
Net investment income	3,082,643

Realized and unrealized gain from:
Net realized gain from Investment securities	122,154
Net increase in net assets resulting from operations	$3,204,797

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Changes in Net Assets

For the six months ended February 28, 2017 and the year ended August 31, 2016

(Unaudited)

	Premier Portfolio
	February 28, 2017	August 31, 2016
Operations:
Net investment income	$3,082,643	$24,752,626
Net realized gain	122,154	157,791
Net increase in net assets resulting from operations	3,204,797	24,910,417

Distributions to shareholders from net investment income:
Investor Class	(84,661)	(137,190)
Institutional Class	(2,997,948)	(24,615,436)
Private Investment Class	(11)	—
Personal Investment Class	(4)	—
Resource Class	(19)	—
Total distributions from net investment income	(3,082,643)	(24,752,626)

Share transactions-net:
Investor Class	(8,408,866)	(11,314,578)
Institutional Class	(5,685,618,501)	(362,480,667)
Private Investment Class	10,008	—
Personal Investment Class	10,002	—
Reserve Class	10,000	—
Resource Class	10,014	—
Net increase (decrease) in net assets resulting from share transactions	(5,693,987,343)	(373,795,245)
Net increase (decrease) in net assets	(5,693,865,189)	(373,637,454)

Net assets:
Beginning of period	6,381,907,559	6,755,545,013
End of period*	$688,042,370	$6,381,907,559
* Includes accumulated undistributed net investment income	$134,548	$134,548

Notes to Financial Statements

February 28, 2017

(Unaudited)

NOTE 1—Significant Accounting Policies

Premier Portfolio (the “Fund”) is a series of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of three separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity.

The Fund currently consists of six classes of shares: Investor Class, Institutional Class, Private Investment Class, Personal Investment Class, Reserve Class and Resource Class. On September 1, 2016, the Fund began offering Private Investment Class, Personal Investment Class, Reserve Class and Resource Class shares. Investor Class shares of the Fund are offered only to certain grandfathered investors. Each class of shares is sold at net asset value.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

The Fund is a “retail money market fund” as defined in Rule 2a-7 under the 1940 Act, and will continue to seek to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation. “Retail money market funds” are required to adopt policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons.

The Fund may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if the Fund’s liquidity falls below required minimums or because of market conditions or other factors.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of their financial statements.

A.	Security Valuations — The Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

10                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any), adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
G.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreement, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
H.	Repurchase Agreements — The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

11                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

I.	Other Risks — Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser at an annual rate of 0.25% of the Fund’s average daily net assets. Pursuant to the master investment advisory agreement, the Adviser bears all expenses incurred by the Fund in connection with its operations, except for (1) interest, taxes and extraordinary items such as litigation costs; (2) brokers’ commissions, issue and transfer taxes, and other costs chargeable to the Fund in connection with securities transactions to which the Fund is a party or in connection with securities owned by the Fund; and (3) other expenditures which are capitalized in accordance with generally accepted accounting principles applicable to investment companies.

Under the terms of a master sub-advisory agreement between the Adviser to the Fund and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Inc., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2017, to waive advisory fees equal to 0.07% of the average daily net assets of the Fund.

Invesco and/or Invesco Distributors, Inc. (“IDI”) voluntarily waived fees and/or reimbursed expenses in order to increase the Fund’s yield. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

For the six months ended February 28, 2017, the Adviser waived advisory fees of $505,490 and reimbursed class level expenses of $5, $0, $17, and $0 of Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco to provide accounting services to the Fund. The Trust has also entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) to provide transfer agency and shareholder services to the Fund. Invesco and IIS do not charge the Fund any fees under these agreements.

The Trust has entered into master distribution agreements with IDI to serve as the distributor for the Investor Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.55% of the Fund’s average daily net assets of Personal Investment Class shares, 0.30% of the average daily net assets of Private Investment Class shares, 0.87% of the average daily net assets of Reserve Class shares and 0.16% of the average daily net assets of Resource Class shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended February 28, 2017, expenses incurred under the plans are shown in the Statement of Operations as Distribution fees.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

12                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of February 28, 2017, all of the securities in the Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended February 28, 2017, the Fund engaged in securities purchases of $601,949,226 and securities sales of $359,926,470, which did not result in any realized gains (losses).

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Remuneration is paid to certain Trustees and Officers of the Trust. Trustees have the option to defer their compensation. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested.

Certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan. The Fund’s allocable portion of the remuneration paid to the Trustees, including its allocable portion of the fees and benefits of the deferred compensation plan and retirement plan are paid by Invesco and not by the Trust.

NOTE 6—Cash Balances

The Fund is permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Fund for such activity, the Fund may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Fund can be compensated for use of funds.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have any capital loss carryforward as of August 31, 2016.

13                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 8—Share Information

Premier Portfolio

	Summary of Share Activity
	Six months ended February 28, 2017(a)		Year ended August 31, 2016
	Shares	Amount	Shares	Amount
Sold:
Investor Class	5,093,626	$5,093,626	18,963,172	$18,963,172
Institutional Class	2,286,548,158	2,286,548,158	42,238,500,196	42,238,500,196
Private Investment Class(b)	10,000	10,000	—	—
Personal Investment Class(b)	10,000	10,000	—	—
Reserve Class(b)	10,000	10,000	—	—
Resource Class(b)	10,000	10,000	—	—

Issued as reinvestment of dividends:
Investor Class	82,952	82,952	136,352	136,352
Institutional Class	1,532,704	1,532,704	4,040,010	4,040,010
Private Investment Class	8	8	—	—
Personal Investment Class	2	2	—	—
Resource Class	14	14	—	—

Reacquired:
Investor Class	(13,585,444)	(13,585,444)	(30,414,102)	(30,414,102)
Institutional Class	(7,973,699,363)	(7,973,699,363)	(42,605,020,873)	(42,605,020,873)
Net increase (decrease) in share activity	(5,693,987,343)	$(5,693,987,343)	(373,795,245)	$(373,795,245)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 83% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Commencement date of September 1, 2016 for Private Investment Class, Personal Investment Class, Reserve Class and Resource Class.

14                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 9—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the period indicated.

Reserve Class

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains on securities (realized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements		Ratio of expenses to average net assets without fee waivers and/or expense reimbursements		Ratio of net investment income (loss) to average net assets
Premier Portfolio
Six months ended 02/28/17	$1.00	$(0.00)	$0.00	$0.00	$—	$1.00	0.07%	$10	0.71	%(c)	1.12	%(c)	(0.10	)%(c)

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(c)	Ratios are annualized and based on average daily net assets (000’s omitted) of $10.

15                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Calculating your ongoing Fund expenses

Example

As a shareholder in the Reserve Class, you incur ongoing costs, such as management fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2016 through February 28, 2017.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Reserve Class	Beginning Account Value (09/01/16)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (02/28/17)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/17)	Expenses Paid During Period[2]
Premier Portfolio	$1,000.00	$1,000.70	$3.52	$1,021.27	$3.56	0.71%

[1]	The actual ending account value is based on the actual total return of the Fund for the period September 1, 2016, through February 28, 2017, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

16                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-Q filings on the SEC website, sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05460 and 033-19862	Invesco Distributors, Inc.	CM-I-TST-SAR-7	04182017	1027

ITEM 2.	CODE OF ETHICS.

There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

PricewaterhouseCoopers LLP informed the Trust that it has identified an issue related to its independence under Rule 2-01(c)(1)(ii)(A) of Regulation S-X (referred to as the Loan Rule). The Loan Rule prohibits accounting firms, such as PricewaterhouseCoopers LLP, from being deemed independent if they have certain financial relationships with their audit clients or certain affiliates of those clients. The Trust is required under various securities laws to have its financial statements audited by an independent accounting firm.

The Loan Rule specifically provides that an accounting firm would not be independent if it or certain affiliates and covered persons receives a loan from a lender that is a record or beneficial owner of more than ten percent of an audit client’s equity securities (referred to as a “more than ten percent owner”). For purposes of the Loan Rule, audit clients include the Funds as well as all registered investment companies advised by the Adviser and its affiliates, including other subsidiaries of the Adviser’s parent company, Invesco Ltd. (collectively, the Invesco Fund Complex). PricewaterhouseCoopers LLP informed the Trust it and certain affiliates and covered persons have relationships with lenders who hold, as record owner, more than ten percent of the shares of certain funds within the Invesco Fund Complex, which may implicate the Loan Rule.

On June 20, 2016, the SEC Staff issued a “no-action” letter to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter) related to the audit independence issue described above. In that letter, the SEC confirmed that it would not recommend enforcement action against a fund that relied on audit services performed by an audit firm that was not in compliance with the Loan Rule in certain specified circumstances. In connection with prior independence determinations, PricewaterhouseCoopers LLP communicated, as contemplated by the no-action letter, that it believes that it remains objective and impartial and that a reasonable investor possessing all the facts would conclude that PricewaterhouseCoopers LLP is able to exhibit the requisite objectivity and impartiality to report on the Funds’ financial statements as the independent registered public accounting firm. PricewaterhouseCoopers LLP also represented that it has complied with PCAOB Rule 3526(b)(1) and (2), which are conditions to the Funds relying on the no action letter, and affirmed that it is an independent accountant within the meaning of PCAOB Rule 3520. Therefore, the Adviser, the Funds and PricewaterhouseCoopers LLP concluded that PricewaterhouseCoopers LLP could continue as the Funds’ independent registered public accounting firm. The Invesco Fund Complex relied upon the no-action letter in reaching this conclusion.

If in the future the independence of PricewaterhouseCoopers LLP is called into question under the Loan Rule by circumstances that are not addressed in the SEC’s no-action letter, the Funds will need to take other action in order for the Funds’ filings with the SEC containing financial statements to be deemed compliant with applicable securities laws. Such additional actions could result in additional costs, impair the ability of the Funds to issue new shares or have other material adverse effects on the Funds. In addition, the SEC has indicated that the no-action relief will expire 18 months from its issuance after which the Invesco Funds will no longer be able to rely on the letter unless its term is extended or made permanent by the SEC Staff.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	As of February 13, 2017, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the PEO and PFO, to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of February 13, 2017, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:     AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	May 8, 2017

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	May 8, 2017

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	May 8, 2017

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.